UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,755,474,267
Number of Portfolio Holdings...
1,324
Portfolio Turnover Rate...
24%

What did the Fund invest in?

(as of June 30, 2026)

Credit quality allocation

Table Summary
Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
AA/Aa...
0.1%
A...
1.7
BBB/Baa...
4.1
BB/Ba...
42.4
B...
43.6
CCC/Caa...
7.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Semi-Annual Shareholder Report — June 30, 2026

HICUI-06/26-SAR

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,755,474,267
Number of Portfolio Holdings...
1,324
Portfolio Turnover Rate...
24%

What did the Fund invest in?

(as of June 30, 2026)

Credit quality allocation

Table Summary
Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
AA/Aa...
0.1%
A...
1.7
BBB/Baa...
4.1
BB/Ba...
42.4
B...
43.6
CCC/Caa...
7.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
0.7
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.
Footnote(c)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Semi-Annual Shareholder Report — June 30, 2026

HCIII-06/26-SAR

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$981,811,257
Number of Portfolio Holdings...
3,522
Portfolio Turnover Rate...
461%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
38.6%
Corporate Bonds...
19.7
U.S. Treasury Obligations...
12.6
Investment Companies...
11.3
Non-Agency Mortgage-Backed Securities...
6.8
Asset-Backed Securities...
5.8
Foreign Government Obligations...
3.0
Preferred Securities...
0.9
Municipal Bonds...
0.5
Common Stocks...
0.3
OtherFootnote Reference(b)...
0.5
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
21.4%
AA/Aa...
48.1
A...
5.9
BBB/Baa...
12.6
BB/Ba...
3.5
B...
1.4
CCC/Caa...
0.3
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
6.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Semi-Annual Shareholder Report — June 30, 2026

CRBDI-06/26-SAR

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$981,811,257
Number of Portfolio Holdings...
3,522
Portfolio Turnover Rate...
461%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
38.6%
Corporate Bonds...
19.7
U.S. Treasury Obligations...
12.6
Investment Companies...
11.3
Non-Agency Mortgage-Backed Securities...
6.8
Asset-Backed Securities...
5.8
Foreign Government Obligations...
3.0
Preferred Securities...
0.9
Municipal Bonds...
0.5
Common Stocks...
0.3
OtherFootnote Reference(b)...
0.5
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
21.4%
AA/Aa...
48.1
A...
5.9
BBB/Baa...
12.6
BB/Ba...
3.5
B...
1.4
CCC/Caa...
0.3
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
6.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Semi-Annual Shareholder Report — June 30, 2026

CBIII-06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(a)
................. GBP 51 $ 70,049
Total Asset-Backed Securities — 0.0%
(Cost: $65,106) ................................. 70,049
Shares
Shares
Common Stocks
Construction & Engineering — 0.0%
United Site Services
(b)(c)
................ 12,014 120,140
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)(c)
............ 880 —
Financial Services — 0.0%
(b)
Labels Buyer LLC ................... 733 27,918
New Kleo Holdco
(c)
................... 8,085 13,857
41,775
Food Products — 0.1%
Lamb Weston Holdings, Inc. ............ 19,244 830,956
Health Care Equipment & Supplies — 0.1%
Medline, Inc. , Class A
(b)
................ 52,987 2,089,807
Health Care Providers & Services — 0.0%
Quorum Group
(b)(c)
................... 6,561 —
Metals & Mining — 0.1%
Constellium SE , Class A
(b)
.............. 60,575 1,930,525
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP .................. 187,740 3,589,589
Enterprise Products Partners LP .......... 35,911 1,320,088
4,909,677
Specialized REITs — 0.2%
VICI Properties, Inc. , Class A ............ 126,041 3,346,389
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(b)
................. 31,635 623,232
Total Common Stocks — 0.8%
(Cost: $13,339,469) ............................... 13,892,501
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
.. USD 443 452,579
ATI, Inc.
4.88%, 10/01/29 .................. 225 222,534
7.25%, 08/15/30 .................. 1,106 1,148,330
5.13%, 10/01/31 .................. 934 924,471
5.88%, 06/15/33 .................. 336 340,668
Bombardier, Inc.
(d)
8.75%, 11/15/30 .................. 108 114,162
7.25%, 07/01/31 .................. 123 128,698
7.00%, 06/01/32 .................. 1,860 1,926,802
6.75%, 06/15/33 .................. 1,042 1,078,606
BWX Technologies, Inc., 4.13%, 06/30/28
(d)
.. 457 448,336
Carpenter Technology Corp., 5.63%, 03/01/34
(d)
1,242 1,241,060
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(d)
................ 6,810 6,814,556
Goat Holdco LLC, 6.75%, 02/01/32
(d)
...... 390 399,700
Moog, Inc., 5.50%, 10/15/34
(d)
.......... 386 380,122
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc.
(d)
6.75%, 08/15/28 .................. USD 577 $ 582,746
6.38%, 03/01/29 .................. 2,192 2,225,496
6.63%, 03/01/32 .................. 3,582 3,673,775
6.00%, 01/15/33 .................. 3,476 3,510,148
6.38%, 05/31/33 .................. 15,377 15,523,205
6.25%, 01/31/34 .................. 531 541,830
6.75%, 01/31/34 .................. 4,331 4,442,346
6.13%, 07/31/34 .................. 5,204 5,197,307
51,317,477
Air Freight & Logistics — 0.1%
(d)
Rand Parent LLC, 8.50%, 02/15/30 ....... 624 646,368
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 . 195 201,929
848,297
Automobile Components — 1.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(d)
. 1,263 1,259,080
American Axle & Manufacturing, Inc.
(d)
6.38%, 10/15/32 .................. 678 675,616
7.75%, 10/15/33 .................. 708 699,410
Clarios Global LP
6.75%, 05/15/28
(d)
................. 1,076 1,091,753
6.75%, 02/15/30
(d)
................. 1,624 1,673,418
4.75%, 06/15/31
(d)
................. EUR 835 965,127
4.75%, 06/15/31
(a)
................. 100 115,584
6.75%, 09/15/32
(d)
................. USD 4,900 5,004,297
Cyprium Corp., 6.13%, 04/15/31
(d)
........ 1,141 1,140,950
Dana, Inc.
4.25%, 09/01/30 .................. 130 129,561
4.50%, 02/15/32 .................. 212 211,479
Dometic Group AB, 5.00%, 09/11/30
(a)
..... EUR 100 113,371
Dorman Products, Inc., 6.25%, 06/15/34
(d)
... USD 170 171,953
Forvia SE, 5.50%, 06/15/31
(a)
.......... EUR 126 147,412
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
USD 273 286,647
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. 176 168,242
6.63%, 07/15/30 .................. 316 305,197
8.88%, 07/15/32 .................. 1,310 1,321,371
Icahn Enterprises LP
5.25%, 05/15/27 .................. 3,747 3,703,358
9.75%, 01/15/29 .................. 814 798,313
4.38%, 02/01/29 .................. 317 270,748
10.00%, 11/15/29
(d)
................ 1,249 1,231,783
IHO Verwaltungs GmbH, 7.37%, (7.37% Cash or
8.13% PIK), 05/15/33
(d)(e)
............ 577 599,873
Mahle GmbH
(a)
6.50%, 05/02/31 .................. EUR 100 119,084
7.13%, 07/15/32 .................. 100 120,355
Schaeffler AG
(a)
4.25%, 04/01/28 .................. 100 115,292
5.00%, 05/13/33 .................. 100 115,637
Tenneco, Inc., 8.00%, 11/17/28
(d)
........ USD 1,853 1,864,589
Valeo SE, 4.88%, 02/03/33
(a)
........... EUR 200 228,601
ZF Europe Finance BV
(a)
7.00%, 06/12/30 .................. 200 242,954
5.50%, 02/17/32 .................. 400 452,158
25,343,213
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(a)
..................... GBP 100 105,572
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(d)
..................... USD 2,720 2,673,815
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(a)
................. EUR 100 115,862
7.75%, 07/17/32
(d)
................. USD 1,045 1,083,096

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.38%, 07/17/33
(a)
................. EUR 200 $ 233,273
6.38%, 07/17/33
(d)
................. 435 507,370
8.13%, 07/17/35
(d)
................. USD 3,158 3,344,229
RCI Banque SA
(a)
4.25%, 05/23/34 .................. EUR 100 114,419
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34
(f)
............... 100 118,441
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37
(f)
............... 100 115,073
Rivian Holdings LLC, 10.00%, 01/15/31
(d)
... USD 1,021 1,016,917
9,428,067
Banks — 0.0%
(a)
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(f)
EUR 100 116,995
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(f)
..................... 200 234,147
Banco Espirito Santo SA
(b)(g)
2.63%, 05/08/17 .................. 100 25,137
4.75%, 01/15/18 .................. 100 25,137
4.00%, 01/21/25 .................. 100 25,137
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(f)
125 151,728
578,281
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(d)
..................... USD 1,551 1,523,776
Genmab A/S
(d)
6.25%, 12/15/32 .................. 785 799,972
7.25%, 12/15/33 .................. 1,933 2,015,342
Grifols SA, 7.13%, 05/01/30
(a)
.......... EUR 100 118,835
4,457,925
Broadline Retail — 0.3%
B&M European Value Retail plc, 6.50%,
11/27/31
(a)
..................... GBP 100 130,696
Getty Images, Inc.
(d)
11.25%, 02/21/30 ................. USD 900 741,600
10.50%, 11/15/30 ................. 524 436,858
Match Group Holdings II LLC
(d)
4.63%, 06/01/28 .................. 231 227,846
3.63%, 10/01/31 .................. 247 222,236
6.13%, 09/15/33 .................. 1,295 1,279,697
Rakuten Group, Inc.
(d)
11.25%, 02/15/27 ................. 400 413,253
9.75%, 04/15/29 .................. 1,000 1,086,808
Wayfair LLC, 7.13%, 05/31/34
(d)
......... 534 549,043
5,088,037
Building Products — 1.4%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(d)
..................... 994 1,038,589
Builders FirstSource, Inc., 6.75%, 05/15/35
(d)
. 1,252 1,276,503
EMRLD Borrower LP
6.38%, 12/15/30
(a)
................. EUR 100 118,065
6.63%, 12/15/30
(d)
................. USD 2,917 2,982,148
6.75%, 07/15/31
(d)
................. 3,256 3,370,120
JELD-WEN, Inc., 4.88%, 12/15/27
(d)
...... 641 510,408
New Enterprise Stone & Lime Co., Inc.
(d)
5.25%, 07/15/28 .................. 181 180,278
9.75%, 07/15/28 .................. 491 491,857
Quikrete Holdings, Inc., 6.38%, 03/01/32
(d)
.. 4,968 5,073,207
Standard Building Solutions, Inc.
(d)
6.50%, 08/15/32 .................. 1,952 1,963,798
6.25%, 08/01/33 .................. 4,735 4,702,059
5.88%, 03/15/34 .................. 1,246 1,200,674
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
(d)
4.75%, 01/15/28 .................. USD 3 $ 2,979
4.38%, 07/15/30 .................. 1,161 1,102,660
Wilsonart LLC, 11.00%, 08/15/32
(d)
....... 1,629 1,319,717
25,333,062
Capital Markets — 0.8%
Antares Holdings LP, 6.63%, 06/10/31
(d)
.... 581 581,049
Apollo Debt Solutions BDC
5.88%, 08/30/30 .................. 510 504,648
6.55%, 03/15/32 .................. 321 323,749
Ares Strategic Income Fund, 5.80%, 09/09/30 540 531,973
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 165 160,694
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 705 694,485
Blue Owl Capital Corp.
6.20%, 07/15/30 .................. 620 617,790
6.30%, 08/15/31 .................. 386 383,659
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(d)
................ 415 395,138
First Eagle Holdings, Inc., 7.25%, 08/15/32
(d)
. 394 396,618
Focus Financial Partners LLC, 6.75%, 09/15/31
(d)
2,111 2,124,126
FS KKR Capital Corp., 2.63%, 01/15/27 .... 182 178,641
GS Finance Corp., Series O, 0.00%, 05/21/29
(d)(h)
(i)
.......................... 1,360 1,400,120
Jane Street Group
(d)
6.13%, 11/01/32 .................. 492 492,102
6.75%, 05/01/33 .................. 1,248 1,283,402
Osaic Holdings, Inc.
(d)
6.75%, 08/01/32 .................. 1,528 1,530,613
8.00%, 08/01/33 .................. 3,170 3,181,707
14,780,514
Chemicals — 3.4%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(d)(e)
......... 788 628,409
Avient Corp., 6.25%, 11/01/31
(d)
......... 224 226,984
Bond US Bidco 1, Inc.
6.50%, 06/15/33
(a)
................. EUR 160 184,163
6.50%, 06/15/33
(d)
................. 2,285 2,630,076
7.13%, 06/15/33
(d)
................. USD 966 975,396
Celanese US Holdings LLC
7.00%, 02/15/31 .................. 77 79,253
6.75%, 04/15/33 .................. 807 822,071
7.38%, 02/15/34 .................. 956 987,677
Chemours Co. (The)
(d)
5.75%, 11/15/28 .................. 2,848 2,845,698
4.63%, 11/15/29 .................. 2,505 2,390,970
7.88%, 03/15/34 .................. 910 914,436
Consolidated Energy Finance SA, 5.63%,
10/15/28
(d)
..................... 150 144,000
Element Solutions, Inc., 3.88%, 09/01/28
(d)
.. 2,793 2,725,226
FMC Corp.
3.45%, 10/01/29 .................. 1,792 1,659,310
8.00%, 06/01/31
(d)
................. 2,440 2,539,526
HB Fuller Co., 4.25%, 10/15/28 ......... 185 182,040
Herens Holdco SARL, 4.75%, 05/15/28
(d)
... 451 393,385
Ingevity Corp., 3.88%, 11/01/28
(d)
........ 132 127,880
Itelyum Regeneration SpA, 5.75%, 04/15/30
(a)
EUR 200 231,683
Kronos International, Inc., 9.50%, 03/15/29
(a)
. 200 224,345
Lune Holdings SARL, 5.63%, 11/15/28
(a)
.... 100 1,143
Maxam Prill SARL, 6.00%, 07/15/30
(a)
..... 307 358,014
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
USD 388 385,090
Monitchem HoldCo 3 SA, 8.00%, 07/15/31
(a)
. EUR 251 285,678

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp.
5.38%, 10/01/29
(a)
................. EUR 200 $ 223,299
6.25%, 10/01/29
(d)
................. USD 614 605,327
7.25%, 06/15/31
(d)
................. 3,486 3,529,836
6.75%, 08/01/32
(d)
................. 1,972 1,926,800
6.13%, 02/15/33
(a)
................. EUR 100 114,968
7.25%, 02/15/33
(d)
................. USD 9,276 9,173,664
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
.. 2,361 2,356,552
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. 222 217,355
4.00%, 04/01/31 .................. 475 445,211
4.38%, 02/01/32 .................. 783 733,930
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
..................... 3,029 2,969,990
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(d)
..................... 1,579 1,569,181
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(a)
..................... EUR 100 115,110
WR Grace Holdings LLC
(d)
5.63%, 08/15/29 .................. USD 6,577 6,181,666
7.38%, 03/01/31 .................. 1,209 1,214,027
6.63%, 08/15/32 .................. 4,365 4,233,515
7.00%, 08/01/33 .................. 1,520 1,480,112
59,032,996
Commercial Services & Supplies — 4.3%
ADT Security Corp. (The)
(d)
4.88%, 07/15/32 .................. 212 200,347
5.88%, 10/15/33 .................. 2,631 2,584,610
Allied Universal Holdco LLC
4.63%, 06/01/28
(d)
................. 4,114 4,048,775
4.88%, 06/01/28
(a)
................. GBP 150 197,670
6.00%, 06/01/29
(d)
................. USD 7,970 7,934,906
6.88%, 06/15/30
(d)
................. 4,045 4,156,630
7.88%, 02/15/31
(d)
................. 10,690 11,175,155
Amber Finco plc, 6.63%, 07/15/29
(a)
....... EUR 111 131,382
APCOA GmbH, 6.00%, 04/15/31
(a)
....... 106 122,813
APi Group DE, Inc.
(d)
4.13%, 07/15/29 .................. USD 453 434,425
4.75%, 10/15/29 .................. 225 220,507
5.75%, 06/01/34 .................. 485 479,490
Aramark Services, Inc., 5.00%, 02/01/28
(d)
... 251 250,497
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.65%,
05/01/30
(a)(f)
.................... EUR 100 115,278
Biffa Group Holdings Ltd.
(a)
5.25%, 06/15/31 .................. 100 114,551
7.38%, 06/15/31 .................. GBP 100 133,735
Brink's Co. (The)
(d)
6.50%, 06/15/29 .................. USD 408 416,166
6.75%, 06/15/32 .................. 1,262 1,289,615
Deluxe Corp., 8.13%, 09/15/29
(d)
........ 335 346,812
Garda World Security Corp.
(d)
7.75%, 02/15/28 .................. 1,247 1,268,993
6.00%, 06/01/29 .................. 420 413,757
8.25%, 08/01/32 .................. 2,097 2,145,913
8.38%, 11/15/32 .................. 8,554 8,751,204
GFL Environmental Holdings US, Inc.
(d)
5.63%, 07/01/31 .................. 682 681,912
5.50%, 02/01/34 .................. 2,718 2,658,445
GFL Environmental, Inc.
(d)
4.00%, 08/01/28 .................. 689 672,711
4.38%, 08/15/29 .................. 1,000 972,054
6.75%, 01/15/31 .................. 711 731,461
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Luna 1.5 SARL
(e)
10.50%, (10.50% Cash or 10.50% PIK),
07/01/32
(d)
.................... EUR 325 $ 394,781
10.50%, (10.50% Cash or 11.25% PIK),
07/01/32
(a)
.................... 100 121,471
Luna 2.5 SARL, 5.50%, 07/01/32
(a)
....... 200 231,741
Madison IAQ LLC
(d)
4.13%, 06/30/28 .................. USD 504 495,817
5.88%, 06/30/29 .................. 1,831 1,831,944
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(d)(e)(f)
............... 1,450 1,266,581
Paprec Holding SA
(a)
4.13%, 07/15/30 .................. EUR 200 227,905
4.50%, 07/15/32 .................. 100 114,297
Reworld Holding Corp., 4.88%, 12/01/29
(d)
... USD 365 348,127
RR Donnelley & Sons Co.
(d)
9.50%, 08/01/29 .................. 3,163 3,279,465
11.00%, (11.00% Cash or 11.00% PIK),
06/01/31
(e)
.................... 538 517,406
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(d)
..................... 3,621 3,821,802
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
.... 7,936 8,120,837
Williams Scotsman, Inc.
(d)
6.63%, 06/15/29 .................. 473 482,904
6.63%, 04/15/30 .................. 553 569,699
7.38%, 10/01/31 .................. 1,515 1,568,557
76,043,148
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
.... 430 410,164
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33
(d)
........... 1,450 1,452,072
Arcosa, Inc.
(d)
4.38%, 04/15/29 .................. 401 394,419
6.88%, 08/15/32 .................. 358 373,445
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 3,469 2,826,884
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
... 279 272,874
Egis SA, 5.13%, 05/15/31
(a)
............ EUR 100 116,254
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34
(d)
..................... USD 892 896,598
Heathrow Finance plc, 6.63%, 03/01/31
(a)
... GBP 100 132,853
Weekley Homes LLC, 6.75%, 01/15/34
(d)
.... USD 839 841,231
7,306,630
Consumer Finance — 1.4%
Azorra Finance Ltd.
(d)
7.75%, 04/15/30 .................. 774 803,731
7.25%, 01/15/31 .................. 203 208,568
6.25%, 02/15/34 .................. 287 278,290
GGAM Finance Ltd.
(d)
6.88%, 04/15/29 .................. 320 326,977
5.88%, 03/15/30 .................. 299 297,879
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
..................... 2,755 2,799,245
Navient Corp.
9.38%, 10/15/31 .................. 730 727,222
7.88%, 06/15/32 .................. 376 351,904
OneMain Finance Corp.
6.63%, 05/15/29 .................. 1,422 1,449,955
5.38%, 11/15/29 .................. 478 469,500
7.88%, 03/15/30 .................. 631 656,887
6.13%, 05/15/30 .................. 643 642,967
4.00%, 09/15/30 .................. 891 823,588
7.50%, 05/15/31 .................. 175 180,794
7.13%, 11/15/31 .................. 221 224,821

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.75%, 03/15/32 .................. USD 2,913 $ 2,920,004
7.13%, 09/15/32 .................. 370 376,229
6.50%, 03/15/33 .................. 1,405 1,382,564
6.75%, 09/15/33 .................. 4,069 4,028,051
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(d)
4,863 5,023,528
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(f)
..................... 559 558,353
24,531,057
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
(d)
5.50%, 03/31/31 .................. 1,082 1,057,215
5.63%, 03/31/32 .................. 430 415,727
6.25%, 03/15/33 .................. 1,185 1,174,561
5.75%, 03/31/34 .................. 2,922 2,782,753
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(a)
. GBP 263 327,713
Boots Group Finco LP
5.38%, 08/31/32
(d)
................. EUR 1,095 1,282,119
5.38%, 08/31/32
(a)
................. 100 117,088
7.38%, 08/31/32
(d)
................. GBP 480 657,417
KeHE Distributors LLC
(d)
9.00%, 02/15/29 .................. USD 439 459,568
7.13%, 04/30/33 .................. 1,217 1,239,693
Lion/Polaris Lux Midco SARL
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.75%, 07/01/29
(a)(f)
.............. EUR 200 229,824
Market Bidco Finco plc, 6.75%, 01/31/31
(a)
.. 100 112,895
New Immo Holding SA
(a)
3.25%, 07/23/27 .................. 100 113,890
5.50%, 04/23/31 .................. 200 229,195
Ocado Group plc, 6.25%, 08/06/29
(a)(h)
..... GBP 100 125,496
Performance Food Group, Inc.
(d)
4.25%, 08/01/29 .................. USD 181 175,691
6.13%, 09/15/32 .................. 1,997 2,021,425
5.63%, 03/01/34 .................. 2,691 2,641,207
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
469 469,059
US Foods, Inc.
(d)
4.75%, 02/15/29 .................. 126 124,367
7.25%, 01/15/32 .................. 388 402,634
16,159,537
Containers & Packaging — 2.0%
Ardagh Group SA
9.50%, 12/01/30
(a)
................. 87 93,516
9.50%, 12/01/30
(d)
................. 3,862 4,128,316
11.00%, ( 11.00% Cash or 7.50% PIK),
12/01/30
(a)(e)
................... EUR 530 570,275
11.00%, (11.00% Cash or 6.50% PIK),
12/01/30
(d)(e)(f)
.................. USD 909 863,686
Ardagh Metal Packaging Finance USA LLC
3.00%, 09/01/29
(a)
................. EUR 300 329,557
4.00%, 09/01/29
(d)
................. USD 4,969 4,723,371
6.25%, 01/30/31
(d)
................. 2,064 2,087,099
Ball Corp.
4.25%, 07/01/32 .................. EUR 405 468,964
5.50%, 09/15/33 .................. USD 267 268,651
Clydesdale Acquisition Holdings, Inc.
(d)
6.63%, 04/15/29 .................. 633 632,207
6.88%, 01/15/30 .................. 1,244 1,239,371
6.75%, 04/15/32 .................. 507 492,097
Crown Americas LLC, 5.88%, 06/01/33 .... 2,600 2,618,277
Kleopatra Finco SARL, (1-mo. EURIBOR +
2.00%), 6.00%, 01/30/31
(f)
........... EUR 82 78,367
Mauser Packaging Solutions Holding Co.
(d)
7.88%, 04/15/30 .................. USD 11,460 11,715,787
9.25%, 04/15/30 .................. 779 766,382
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
OI European Group BV, 5.25%, 06/01/29
(a)
.. EUR 100 $ 116,277
Silgan Holdings, Inc., 4.25%, 02/15/31
(d)
.... 920 1,043,915
Trivium Packaging Finance BV
6.63%, 07/15/30
(a)
................. 245 293,544
6.63%, 07/15/30
(d)
................. 245 293,545
8.25%, 07/15/30
(d)
................. USD 1,590 1,680,023
12.25%, 01/15/31
(d)
................ 302 333,812
34,837,039
Distributors — 0.4%
(d)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 18 17,155
Core & Main LP, 6.00%, 07/01/34 ........ 3,766 3,783,711
Dealer Tire Financial LLC, 10.38%, 10/01/31 . 424 422,487
Gates Corp., 6.88%, 07/01/29 .......... 776 793,676
Resideo Funding, Inc.
4.00%, 09/01/29 .................. 124 118,899
6.50%, 07/15/32 .................. 1,858 1,867,286
7,003,214
Diversified Consumer Services — 0.5%
Belron UK Finance plc, 5.75%, 10/15/29
(d)
... 910 914,211
Multiversity SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.40%, 05/17/31
(f)
............... EUR 100 115,249
7.13%, 05/17/31 .................. 220 260,889
Service Corp. International
3.38%, 08/15/30 .................. USD 305 282,923
4.00%, 05/15/31 .................. 173 163,302
5.75%, 10/15/32 .................. 2,879 2,890,585
Sotheby's
(d)
5.88%, 06/01/29 .................. 1,670 1,585,003
8.25%, 04/15/31 .................. 1,139 1,133,001
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
.... 1,730 1,789,393
9,134,556
Diversified REITs — 0.4%
(d)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 784 753,290
Uniti Group LP
6.50%, 02/15/29 .................. 397 393,866
6.00%, 01/15/30 .................. 284 277,417
Series Feb, 8.63%, 06/15/32 .......... 4,455 4,647,526
6,072,099
Diversified Telecommunication Services — 8.6%
Altice France SA
7.25%, 11/01/29
(a)
................. EUR 215 247,787
4.75%, 10/15/30
(a)
................. 141 156,944
6.88%, 10/15/30
(d)
................. USD 1,255 1,217,151
6.50%, 10/15/31
(d)
................. 1,083 1,049,318
6.50%, 04/15/32
(d)
................. 8,514 8,227,733
5.63%, 07/15/32
(a)
................. EUR 34 37,857
6.88%, 07/15/32
(d)
................. USD 1,247 1,208,876
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(d)
. 3,624 3,637,021
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(d)
. 3,754 3,746,305
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
.. 1,310 1,413,207
Athomstart Invest 1083 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a)(d)(f)
EUR 200 230,117
Black Pearl Compute LLC, 6.13%, 02/15/31
(d)
. USD 385 389,934
CCO Holdings LLC
(d)
5.38%, 06/01/29 .................. 302 295,437
6.38%, 09/01/29 .................. 1,367 1,365,621
4.75%, 03/01/30 .................. 2,398 2,273,667
4.25%, 02/01/31 .................. 4,733 4,262,455
4.75%, 02/01/32 .................. 2,550 2,274,527
7.00%, 02/01/33 .................. 948 929,690

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25%, 01/15/34 .................. USD 2,331 $ 1,973,260
7.38%, 02/01/36 .................. 3,636 3,565,770
Cipher Compute LLC, 7.13%, 11/15/30
(d)
.... 1,272 1,322,273
Core Scientific Finance I LLC, 7.75%, 05/15/31
(d)
4,423 4,485,169
eircom Finance DAC, 5.00%, 04/30/31
(a)
.... EUR 112 129,493
Fibercop SpA
4.75%, 06/30/30
(a)
................. 100 116,418
5.38%, 04/15/31
(a)
................. 100 118,495
5.13%, 06/30/32
(a)
................. 200 234,784
6.00%, 09/30/34
(d)
................. USD 984 950,261
7.20%, 07/18/36
(d)
................. 2,028 2,079,611
Flash Compute LLC, 7.25%, 12/31/30
(d)
.... 4,504 4,631,114
Iliad SA
(a)
5.63%, 02/15/30 .................. EUR 100 120,939
4.25%, 01/09/32 .................. 100 114,993
Level 3 Financing, Inc.
(d)
6.88%, 06/30/33 .................. USD 13,644 14,018,028
7.00%, 03/31/34 .................. 5,795 5,975,445
8.50%, 01/15/36 .................. 11,034 11,848,648
7.50%, 02/15/37 .................. 3,224 3,309,046
Maya SAS, 7.00%, 04/15/32
(d)
.......... 1,770 1,803,908
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(d)
. 21,110 21,157,286
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(d)
..................... 5,916 5,907,463
Sable International Finance Ltd., 7.13%,
10/15/32
(d)
..................... 1,760 1,746,835
SE Cosmos LLC, 8.88%, 05/01/31
(d)
...... 6,161 6,333,952
Stingray Compute LLC, 6.00%, 06/15/31
(d)
.. 1,465 1,467,890
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(d)
..................... 8,611 8,486,859
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 2,188 2,512,472
Uniti Services LLC, 7.50%, 10/15/33
(d)
..... 2,660 2,799,323
Virgin Media Secured Finance plc
(a)
4.25%, 01/15/30 .................. GBP 100 116,520
4.13%, 08/15/30 .................. 100 113,729
Windstream Services LLC, 8.25%, 10/01/31
(d)
USD 6,967 7,347,085
Yondr JK 1 LLC, 6.88%, 06/30/31
(d)
....... 1,220 1,223,063
Zayo Group Holdings, Inc.
(d)(e)(f)
6.25%, (6.25% Cash or 0.50% PIK), 03/09/30 499 497,988
9.00%, (9.00% Cash or 1.88% PIK), 09/09/30 2,015 1,980,691
151,452,458
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32
(d)
... 1,761 1,793,410
California Buyer Ltd.
5.63%, 02/15/32
(a)
................. EUR 200 232,241
6.38%, 02/15/32
(d)
................. USD 594 595,467
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(a)
................. EUR 100 115,607
6.75%, 02/28/30
(d)
................. USD 1,600 1,623,728
4.38%, 07/31/31
(a)
................. EUR 300 334,154
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54
(a)(f)
.......... 100 116,077
Neoen Finco plc, 5.50%, 06/15/31
(a)
....... 100 116,395
NRG Energy, Inc.
(d)
5.75%, 07/15/29 .................. USD 634 634,145
6.00%, 02/01/33 .................. 3,649 3,668,486
5.75%, 01/15/34 .................. 1,448 1,436,693
5.88%, 05/15/34 .................. 714 710,244
6.25%, 11/01/34 .................. 1,177 1,191,740
6.00%, 01/15/36 .................. 4,866 4,850,789
6.13%, 05/15/36 .................. 5,228 5,230,421
Oncor Electric Delivery Co. LLC, (5-Year
EURIBOR ICE Swap Rate + 1.53%), 4.55%,
11/26/56
(a)(f)
.................... EUR 100 115,563
Pattern Energy Operations LP, 4.50%, 08/15/28
(d)
USD 118 115,536
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Power Corp. SA, 4.63%, 10/31/31
(a)
.. EUR 100 $ 115,870
VoltaGrid LLC, 7.38%, 11/01/30
(d)
........ USD 6,035 6,265,362
XPLR Infrastructure Operating Partners LP
(d)
8.38%, 01/15/31 .................. 3,386 3,611,169
8.63%, 03/15/33 .................. 622 667,010
7.75%, 04/15/34 .................. 4,059 4,272,381
37,812,488
Electrical Equipment — 0.0%
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(d)
..................... 343 346,827
Electronic Equipment, Instruments & Components — 0.4%
(d)
Coherent Corp., 5.00%, 12/15/29 ........ 790 777,830
Sensata Technologies, Inc.
4.38%, 02/15/30 .................. 942 916,211
3.75%, 02/15/31 .................. 1,293 1,209,014
6.63%, 07/15/32 .................. 3,191 3,282,007
Zebra Technologies Corp., 6.50%, 06/01/32 .. 362 366,410
6,551,472
Energy Equipment & Services — 1.7%
Archrock Partners LP, 6.63%, 09/01/32
(d)
.... 3,439 3,507,388
Archrock Services LP, 6.00%, 02/01/34
(d)
... 1,357 1,348,851
Borr IHC Ltd.
(d)
8.75%, 01/15/32 .................. 593 578,916
9.00%, 01/15/34 .................. 575 554,570
Deepocean Ltd., 6.00%, 04/08/31
(a)
....... EUR 300 351,289
Enerflex, Inc., 6.88%, 01/15/31
(d)
........ USD 113 115,651
Kodiak Gas Services LLC
(d)
5.88%, 04/01/31 .................. 2,618 2,624,713
6.50%, 10/01/33 .................. 2,576 2,611,170
6.75%, 10/01/35 .................. 1,329 1,363,376
Nabors Industries, Inc., 7.63%, 11/15/32
(d)
... 794 812,328
Noble Finance II LLC
(d)
8.00%, 04/15/30 .................. 108 111,905
6.25%, 06/15/34 .................. 748 733,086
Oceaneering International, Inc., 6.00%, 02/01/28 171 173,448
OEG Finance plc, 7.25%, 09/27/29
(a)
...... EUR 250 295,786
Seadrill Finance Ltd., 6.75%, 07/15/34
(d)
.... USD 594 573,400
Star Holding LLC, 8.75%, 08/01/31
(d)
...... 969 971,240
Tidewater, Inc., 9.13%, 07/15/30
(d)
........ 1,093 1,169,554
Transocean International Ltd.
(d)
8.25%, 05/15/29 .................. 196 202,386
8.75%, 02/15/30 .................. 415 431,334
8.50%, 05/15/31 .................. 1,845 1,915,466
7.88%, 10/15/32 .................. 1,129 1,178,608
USA Compression Partners LP
(d)
7.13%, 03/15/29 .................. 664 680,161
6.25%, 10/01/33 .................. 2,898 2,873,160
Valaris Ltd., 8.38%, 04/30/30
(d)
.......... 516 535,855
Vallourec SACA, 7.50%, 04/15/32
(d)
....... 651 680,393
Weatherford International Ltd., 6.75%, 10/15/33
(d)
3,426 3,495,533
29,889,567
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(d)
.... 196 202,205
Live Nation Entertainment, Inc.
(d)
4.75%, 10/15/27 .................. 34 33,926
3.75%, 01/15/28 .................. 728 713,960
Pinewood Finco plc, 6.00%, 03/27/30
(a)
..... GBP 112 148,582
Playtika Holding Corp., 4.25%, 03/15/29
(d)
... USD 187 167,365
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(d)
(j)
.......................... 1,098 1,047,217
2,313,255

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 3.0%
Block, Inc.
5.63%, 08/15/30
(d)
................. USD 1,035 $ 1,037,589
6.50%, 05/15/32 .................. 3,685 3,762,075
6.00%, 08/15/33
(d)
................. 2,512 2,529,345
CrossCountry Intermediate HoldCo LLC
(d)
6.50%, 10/01/30 .................. 215 211,911
6.75%, 12/01/32 .................. 408 393,913
Freedom Mortgage Holdings LLC
(d)
6.88%, 05/01/31 .................. 64 62,110
9.13%, 05/15/31 .................. 1,086 1,122,815
8.38%, 04/01/32 .................. 62 63,066
7.88%, 04/01/33 .................. 192 187,242
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(a)
. EUR 164 187,861
Intrum Investments & Financing AB, 8.00%,
09/11/27
(a)
..................... 177 202,359
ION Platform Finance SARL
(a)
7.88%, 05/01/29 .................. 200 205,694
6.50%, 09/30/30 .................. 100 91,717
Midcap Financial Issuer Trust
(d)
6.50%, 05/01/28 .................. USD 2,877 2,872,479
5.63%, 01/15/30 .................. 1,262 1,216,453
PennyMac Financial Services, Inc.
(d)
7.88%, 12/15/29 .................. 775 805,937
7.13%, 11/15/30 .................. 653 661,738
6.88%, 05/15/32 .................. 2,551 2,496,502
6.75%, 02/15/34 .................. 420 403,166
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(a)
..................... EUR 111 124,825
Progroup AG
(a)
5.13%, 04/15/29 .................. 100 116,761
5.38%, 04/15/31 .................. 100 116,715
Rocket Cos., Inc.
(d)
6.50%, 08/01/29 .................. USD 542 553,216
6.13%, 08/01/30 .................. 3,470 3,529,587
6.13%, 08/01/31 .................. 2,349 2,399,085
7.13%, 02/01/32 .................. 3,828 3,973,200
6.38%, 08/01/33 .................. 4,457 4,532,610
6.50%, 06/15/34 .................. 1,342 1,376,462
Rocket Mortgage LLC, 4.00%, 10/15/33
(d)
... 1,061 954,954
Shift4 Payments LLC
6.75%, 08/15/32
(d)
................. 4,255 4,263,134
5.50%, 05/15/33
(a)
................. EUR 200 223,705
5.50%, 05/15/33
(d)
................. 755 844,485
Stena International SA, 7.25%, 01/15/31
(d)
... USD 200 204,482
TER Finance Jersey Ltd., 4.50%, 10/31/31
(a)
. EUR 191 218,159
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... USD 270 250,817
UWM Holdings LLC
(d)
6.63%, 02/01/30 .................. 1,705 1,588,693
6.25%, 03/15/31 .................. 3,561 3,173,646
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
... 1,251 1,270,931
WEX, Inc., 6.50%, 03/15/33
(d)
.......... 3,652 3,636,260
Worldline SA
(a)
0.00%, 07/30/26
(h)(i)
................ EUR 7 8,194
0.88%, 06/30/27 .................. 100 108,822
WS Escrow LLC, 7.75%, 06/01/33
(d)
...... USD 354 363,493
52,346,208
Food Products — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28
(d)
...... 233 233,213
Chobani LLC
(d)
4.63%, 11/15/28 .................. 1,918 1,899,381
7.63%, 07/01/29 .................. 1,818 1,874,678
6.38%, 04/15/34 .................. 8,230 8,352,586
Darling Global Finance BV, 4.50%, 07/15/32
(d)
EUR 440 506,982
Darling Ingredients, Inc., 6.00%, 06/15/30
(d)
.. USD 88 88,577
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(a)
. EUR 200 $ 223,021
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.15%, 12/15/29
(a)(f)
.......... 100 114,847
Lamb Weston Holdings, Inc.
(d)
4.88%, 05/15/28 .................. USD 76 75,498
4.13%, 01/31/30 .................. 525 503,434
Post Holdings, Inc.
(d)
4.50%, 09/15/31 .................. 906 849,931
6.25%, 02/15/32 .................. 134 136,018
6.38%, 03/01/33 .................. 405 401,910
6.25%, 10/15/34 .................. 1,089 1,070,001
6.50%, 03/15/36 .................. 2,574 2,544,768
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 122 117,862
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(a)
EUR 100 115,708
19,108,415
Gas Utilities — 0.1%
(d)
AmeriGas Partners LP
9.50%, 06/01/30 .................. USD 367 393,800
6.88%, 06/01/31 .................. 918 929,451
Ferrellgas LP, 9.25%, 01/15/31 ......... 778 819,929
Suburban Propane Partners LP, 5.00%, 06/01/31 102 96,695
2,239,875
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38%, 05/21/30
(a)
................. EUR 200 236,540
7.00%, 05/21/30
(d)
................. USD 2,659 2,753,192
BCP V Modular Services Finance II plc
(a)
4.75%, 11/30/28 .................. EUR 100 107,989
6.50%, 07/10/31 .................. 209 206,564
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(a)
..................... 161 118,276
Boels Topholding BV, 5.75%, 05/15/30
(a)
.... 107 125,623
EC Finance plc, 3.25%, 10/15/26
(a)(j)
...... 200 227,570
Edge Finco plc, 8.13%, 08/15/31
(a)
....... GBP 140 194,006
GB AIT Buyer, Inc., 8.75%, 04/30/34
(d)
..... USD 460 461,223
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
787 798,279
Kapla Holding SAS
(a)
5.00%, 04/30/31 .................. EUR 100 114,832
5.13%, 04/30/32 .................. 100 114,984
Loxam SAS
(a)
6.38%, 05/15/28 .................. 100 116,304
4.25%, 02/15/31 .................. 100 113,963
PODS LLC, 8.75%, 05/15/31
(d)
.......... USD 1,227 1,198,868
RXO, Inc., 6.38%, 05/15/31
(d)
........... 233 236,237
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.94%, 04/22/30
(f)
...... EUR 100 111,369
Watco Cos. LLC, 7.13%, 08/01/32
(d)
...... USD 891 914,871
8,150,690
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.
3.88%, 07/15/28
(a)
................. EUR 100 114,231
4.63%, 07/15/28
(d)
................. USD 1,226 1,213,130
3.88%, 11/01/29
(d)
................. 730 696,920
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 3,724 3,826,410
Insulet Corp., 6.50%, 04/01/33
(d)
......... 521 528,329
Medline Borrower LP, 5.25%, 10/01/29
(d)
.... 3,455 3,433,887
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
371 390,229
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
796 825,342
11,028,478
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(d)
293 301,621
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
. 1,805 1,782,463
Centene Corp., 2.45%, 07/15/28 ......... 299 284,131

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Clariane SE
(a)
7.88%, 06/27/30 .................. EUR 100 $ 121,996
6.88%, 04/15/31 .................. 100 117,231
Community Health Systems, Inc.
(d)
5.25%, 05/15/30 .................. USD 2,355 2,222,249
4.75%, 02/15/31 .................. 1,074 988,040
10.88%, 01/15/32 ................. 692 745,243
9.75%, 01/15/34 .................. 8,895 9,287,101
Concentra Health Services, Inc., 6.88%,
07/15/32
(d)
..................... 1,523 1,576,511
DaVita, Inc.
(d)
6.88%, 09/01/32 .................. 40 41,253
6.75%, 07/15/33 .................. 152 156,841
Ephios Subco 3 SARL, 7.88%, 01/31/31
(a)
... EUR 100 120,482
Gruppo San Donato SpA, 6.50%, 10/31/31
(a)
. 100 112,919
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(d)
USD 412 368,857
HealthEquity, Inc., 4.50%, 10/01/29
(d)
...... 2,706 2,629,019
HomeVi SASU, 6.63%, 10/31/31
(a)
....... EUR 100 116,057
LifePoint Health, Inc.
(d)
10.00%, 06/01/32 ................. USD 1,445 1,442,560
7.00%, 05/01/34 .................. 4,060 3,891,355
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(a)
.... EUR 100 115,247
Molina Healthcare, Inc.
(d)
3.88%, 11/15/30 .................. USD 932 869,135
6.50%, 02/15/31 .................. 1,552 1,578,842
6.25%, 01/15/33 .................. 552 552,926
Option Care Health, Inc., 4.38%, 10/31/29
(d)
.. 452 434,279
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
..................... 177 184,910
Star Parent, Inc., 9.00%, 10/01/30
(d)
....... 1,371 1,434,824
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(d)
7,464 7,556,113
Tenet Healthcare Corp.
6.75%, 05/15/31 .................. 925 947,576
5.50%, 11/15/32
(d)
................. 189 187,933
6.00%, 11/15/33
(d)
................. 391 394,418
US Acute Care Solutions LLC, 9.75%, 05/15/29
(d)
1,398 1,318,084
41,880,216
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30
(d)
403 414,795
MPT Operating Partnership LP
7.00%, 02/15/32
(d)
................. EUR 760 872,888
7.00%, 02/15/32
(a)
................. 104 119,448
8.50%, 02/15/32
(d)
................. USD 4,969 5,087,212
6,494,343
Health Care Technology — 0.1%
IQVIA, Inc.
6.25%, 06/01/32
(d)
................. 2,308 2,346,493
4.63%, 06/15/33
(a)
................. EUR 100 115,928
2,462,421
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(d)
..................... USD 565 578,432
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
... 314 319,354
RHP Hotel Properties LP
(d)
4.50%, 02/15/29 .................. 454 445,128
6.50%, 04/01/32 .................. 2,065 2,113,050
6.50%, 06/15/33 .................. 1,623 1,665,118
5.75%, 03/15/34 .................. 2,368 2,346,033
RLJ Lodging Trust LP
(d)
3.75%, 07/01/26 .................. 258 258,000
4.00%, 09/15/29 .................. 217 206,692
Service Properties Trust
0.00%, 09/30/27
(d)(i)
................ 2,713 2,515,524
8.63%, 11/15/31
(d)
................. 7,043 7,419,448
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
8.88%, 06/15/32 .................. USD 768 $ 790,702
XHR LP, 6.63%, 05/15/30
(d)
............ 308 315,108
18,972,589
Hotels, Restaurants & Leisure — 3.8%
1011778 BC ULC
(d)
4.38%, 01/15/28 .................. 122 120,614
5.63%, 09/15/29 .................. 328 329,713
4.00%, 10/15/30 .................. 693 654,226
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(d)
..................... 1,151 1,161,946
Acushnet Co., 5.63%, 12/01/33
(d)
........ 317 315,322
Allwyn Entertainment Financing UK plc
(a)
7.25%, 04/30/30 .................. EUR 90 106,690
4.63%, 08/15/31 .................. 250 284,620
Boyne USA, Inc., 4.75%, 05/15/29
(d)
...... USD 569 559,320
Brightstar Lottery plc, 5.75%, 01/15/33
(d)
.... 1,014 993,953
Caesars Entertainment, Inc.
(d)
4.63%, 10/15/29 .................. 1,232 1,184,233
7.00%, 02/15/30 .................. 1,127 1,133,487
6.50%, 02/15/32 .................. 1,727 1,684,638
Carnival Corp. Ltd.
(d)
5.88%, 06/15/31 .................. 602 612,841
5.75%, 08/01/32 .................. 868 876,478
6.13%, 02/15/33 .................. 3,676 3,720,645
Carnival UK Ltd., 4.13%, 07/15/31
(d)
...... EUR 659 757,313
Churchill Downs, Inc.
(d)
4.75%, 01/15/28 .................. USD 875 866,489
5.75%, 04/01/30 .................. 3,526 3,522,663
6.75%, 05/01/31 .................. 1,168 1,188,431
Cirsa Finance International SARL, (3-mo.
EURIBOR + 3.00%), 5.40%, 10/15/32
(a)(f)
.. EUR 100 115,279
Deuce Finco plc
(a)
7.00%, 11/20/31 .................. GBP 100 135,621
(3-mo. EURIBOR + 3.50%), 5.90%,
11/20/32
(f)
..................... EUR 100 116,099
Elior Group SA, 5.63%, 03/15/30
(a)
....... 138 154,944
Entain plc, 4.88%, 11/30/31
(a)
........... 100 115,608
Essendi SA
(a)
5.50%, 11/15/31 .................. 149 172,788
5.63%, 05/15/32 .................. 300 348,962
Fertitta Entertainment LLC
(d)
4.63%, 01/15/29 .................. USD 2,455 2,387,231
6.75%, 01/15/30 .................. 458 449,161
Flutter Treasury DAC, 4.00%, 06/04/31
(a)
... EUR 100 112,525
Gaia Purchaser, Inc., 7.63%, 07/15/33
(d)
.... USD 2,448 2,476,072
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
..................... 737 737,360
Hilton Domestic Operating Co., Inc.
(d)
5.50%, 09/15/31 .................. 2,464 2,470,303
5.88%, 03/15/33 .................. 361 364,303
5.50%, 03/31/34 .................. 1,191 1,180,787
Light & Wonder International, Inc.
(d)
7.25%, 11/15/29 .................. 193 196,489
7.50%, 09/01/31 .................. 385 399,041
6.25%, 10/01/33 .................. 478 475,409
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
. 1,453 1,502,318
Lottomatica Group SpA, 4.63%, 04/30/32
(a)
.. EUR 100 114,959
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
USD 1,221 1,023,865
Melco Resorts Finance Ltd.
(d)
5.63%, 07/17/27 .................. 200 199,600
5.75%, 07/21/28 .................. 200 198,660
5.38%, 12/04/29 .................. 1,775 1,728,660
7.63%, 04/17/32 .................. 1,639 1,680,024
6.50%, 09/24/33 .................. 200 196,552

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................ USD 780 $ 658,159
MGM China Holdings Ltd.
(d)
7.13%, 06/26/31 .................. 244 251,781
6.25%, 05/15/33 .................. 746 731,863
MGM Resorts International, 6.13%, 09/15/29 . 762 769,474
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
..................... 220 214,159
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(d)
..................... 1,152 1,199,924
Motion Bondco DAC, 6.63%, 11/15/27
(d)
.... 648 626,950
NCL Corp. Ltd.
(d)
5.88%, 01/15/31 .................. 517 501,776
6.75%, 02/01/32 .................. 754 752,305
6.25%, 09/15/33 .................. 1,455 1,413,048
Pinnacle Bidco plc, 8.25%, 10/11/28
(a)
..... EUR 100 118,350
Pioneer Opco LLC, 7.00%, 05/15/33
(d)
..... USD 893 908,721
Premier Entertainment Sub LLC
(d)
5.63%, 09/01/29 .................. 214 148,847
5.88%, 09/01/31 .................. 370 240,500
Rivers Enterprise Borrower LLC
(d)
6.25%, 10/15/30 .................. 423 428,286
6.63%, 02/01/33 .................. 476 483,122
Scientific Games Holdings LP, 6.63%, 03/01/30
(d)
643 549,553
Six Flags Entertainment Corp., 8.63%,
01/15/32
(d)
..................... 339 349,060
Station Casinos LLC
(d)
4.50%, 02/15/28 .................. 392 387,505
4.63%, 12/01/31 .................. 233 221,237
6.63%, 03/15/32 .................. 440 446,853
Stonegate Pub Co. Financing plc, 10.75%,
07/31/29
(a)
..................... GBP 100 135,427
TUI AG, 5.88%, 03/15/29
(a)
............ EUR 100 117,269
TUI Cruises GmbH, 5.00%, 05/15/30
(a)
..... 100 115,934
Vail Resorts, Inc.
(d)
5.63%, 07/15/30 .................. USD 555 554,308
6.50%, 05/15/32 .................. 1,387 1,412,651
Viking Cruises Ltd.
(d)
9.13%, 07/15/31 .................. 1,645 1,723,606
5.88%, 10/15/33 .................. 1,631 1,633,546
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
..................... 258 257,980
Voyager Parent LLC, 9.25%, 07/01/32
(d)
.... 1,222 1,292,336
Wyndham Hotels & Resorts, Inc.
(d)
4.38%, 08/15/28 .................. 227 223,600
5.63%, 03/01/33 .................. 444 438,211
Wynn Macau Ltd.
(d)
5.50%, 10/01/27 .................. 200 199,000
5.63%, 08/26/28 .................. 2,991 2,966,175
4.50%, 03/07/29
(h)
................. 200 198,800
5.13%, 12/15/29 .................. 1,960 1,913,046
Wynn Resorts Finance LLC
(d)
5.13%, 10/01/29 .................. 555 551,275
7.13%, 02/15/31 .................. 1,821 1,924,461
6.25%, 03/15/33 .................. 1,044 1,047,911
67,233,251
Household Durables — 1.3%
Ashton Woods USA LLC
(d)
4.63%, 08/01/29 .................. 208 200,290
4.63%, 04/01/30 .................. 565 536,042
6.88%, 08/01/33 .................. 617 611,548
Beazer Homes USA, Inc., 8.00%, 01/15/32
(d)
. 482 483,295
Brookfield Residential Properties, Inc.
(d)
5.00%, 06/15/29 .................. 1,238 1,178,859
4.88%, 02/15/30 .................. 996 926,875
Security
Par (000)
Par (000) Value
Household Durables (continued)
Century Communities, Inc., 6.63%, 09/15/33
(d)
USD 851 $ 859,305
Dream Finders Homes, Inc., 8.25%, 08/15/28
(d)
283 289,373
Empire Communities Corp., 9.75%, 05/01/29
(d)
124 128,190
Installed Building Products, Inc., 5.63%,
02/01/34
(d)
..................... 609 604,491
K. Hovnanian Enterprises, Inc.
(d)
8.00%, 04/01/31 .................. 2,416 2,492,496
8.38%, 10/01/33 .................. 2,145 2,203,940
LGI Homes, Inc.
(d)
8.75%, 12/15/28 .................. 95 98,170
7.00%, 11/15/32 .................. 1,018 1,011,646
Mattamy Group Corp.
(d)
4.63%, 03/01/30 .................. 262 251,438
6.00%, 12/15/33 .................. 204 195,821
Meritage Homes Corp., 1.75%, 05/15/28
(h)
... 1,732 1,784,826
Newell Brands, Inc.
8.50%, 06/01/28
(d)
................. 902 942,381
6.63%, 09/15/29 .................. 282 286,709
6.38%, 05/15/30 .................. 483 489,567
6.63%, 05/15/32 .................. 982 994,425
Risewell Homes, Inc.
(d)
9.25%, 10/01/29 .................. 905 936,064
8.50%, 11/01/30 .................. 172 175,602
Somnigroup International, Inc.
(d)
4.00%, 04/15/29 .................. 338 325,836
3.88%, 10/15/31 .................. 115 105,697
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
... 290 301,120
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(d)
..................... 309 318,007
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 31 30,981
Whirlpool Corp.
(d)
7.50%, 07/01/31 .................. 1,580 1,598,878
7.88%, 07/01/34 .................. 1,805 1,812,404
22,174,276
Independent Power and Renewable Electricity Producers — 1.6%
Clearway Energy Operating LLC
(d)
4.75%, 03/15/28 .................. 233 230,859
3.75%, 01/15/32 .................. 210 191,113
Talen Energy Supply LLC
(d)(k)
(Acquired 05/26/26, cost $ 10,309,251) 6.13%,
05/01/31 ..................... 10,294 10,294,196
(Acquired 04/30/26, cost $16,575,039) 6.38%,
05/01/33 ..................... 16,547 16,526,114
TransAlta Corp., 5.88%, 02/01/34 ........ 300 295,528
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(d)(f)(l)
..................... 477 480,671
28,018,481
Insurance — 5.4%
Alliant Holdings Intermediate LLC
(d)
4.25%, 10/15/27 .................. 2,816 2,782,065
5.88%, 11/01/29 .................. 3,160 3,088,434
7.00%, 01/15/31 .................. 5,421 5,509,135
6.50%, 10/01/31 .................. 477 475,692
7.38%, 10/01/32 .................. 2,071 2,055,586
AmWINS Group, Inc.
(d)
6.38%, 02/15/29 .................. 223 224,091
4.88%, 06/30/29 .................. 820 790,139
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(d)
..................... 2,380 2,277,963
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(d)
..................... 994 1,006,524
Ardonagh Finco Ltd.
6.88%, 02/15/31
(a)
................. EUR 843 969,454

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
7.75%, 02/15/31
(d)
................. USD 5,651 $ 5,714,670
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(d)
8,435 8,194,132
Asurion LLC
(d)
8.00%, 12/31/32 .................. 4,513 4,547,103
8.38%, 02/01/34 .................. 2,548 2,358,630
CRC Insurance Group LLC, 7.13%, 06/01/31
(d)
8,491 8,463,924
Howden UK Refinance plc
(d)
7.25%, 02/15/31 .................. 4,895 4,741,437
8.13%, 02/15/32 .................. 2,841 2,546,611
HUB International Ltd.
(d)
7.25%, 06/15/30 .................. 10,379 10,651,314
7.38%, 01/31/32 .................. 18,969 19,308,166
Jones Deslauriers Insurance Management, Inc.
(d)
8.50%, 03/15/30 .................. 2,572 2,623,353
6.88%, 10/01/33 .................. 2,143 1,987,446
Ryan Specialty LLC, 5.88%, 08/01/32
(d)
.... 1,240 1,219,983
USI, Inc., 7.50%, 01/15/32
(d)
........... 2,572 2,596,239
94,132,091
Interactive Media & Services — 0.1%
Snap, Inc.
(d)
6.88%, 03/01/33 .................. 1,873 1,825,673
6.88%, 03/15/34 .................. 494 478,255
2,303,928
IT Services — 2.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(a)
..................... EUR 114 127,051
Atos Group
(a)
9.36%, 12/18/29
(j)
................. 139 181,500
8.13%, 05/21/31 .................. 125 141,193
Beignet Investor LLC, 6.58%, 05/30/49
(d)
.... USD 23,017 23,480,857
CDKnet LLC
(c)
7.25%, 06/15/29 .................. 1,637 1,047,680
8.00%, 06/15/29 .................. 117 74,880
CoreWeave, Inc.
9.25%, 06/01/30
(d)
................. 2,211 2,225,361
9.00%, 02/01/31
(d)
................. 120 118,586
9.75%, 10/01/31
(d)
................. 4,283 4,273,552
8.50%, 07/15/32
(a)
................. EUR 311 349,764
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
USD 2,118 2,153,222
ION Platform Finance US, Inc.
(d)
4.63%, 05/01/28 .................. 122 111,022
5.00%, 05/01/28 .................. 2,453 2,253,690
8.75%, 05/01/29 .................. 272 242,730
7.88%, 09/30/32 .................. 1,379 999,148
37,780,236
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(d)
... 518 525,122
Machinery — 0.9%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.38%), 5.25%
(a)(f)(l)
............... EUR 100 116,097
Amsted Industries, Inc., 6.38%, 03/15/33
(d)
.. USD 1,002 1,013,163
ATS Corp., 4.13%, 12/15/28
(d)
.......... 188 183,332
Chart Industries, Inc.
(d)
7.50%, 01/01/30 .................. 1,108 1,143,937
9.50%, 01/01/31 .................. 448 469,090
Columbus McKinnon Corp., 7.13%, 02/01/33
(d)
1,140 1,142,427
CompoSecure Holdings LLC, 5.63%, 02/01/33
(d)
1,955 1,908,387
Dynamo Newco II GmbH, 6.25%, 10/15/31
(a)
. EUR 200 215,736
Enpro, Inc., 6.13%, 06/01/33
(d)
.......... USD 472 478,183
Esab Corp.
(d)
6.25%, 04/15/29 .................. 381 386,571
5.63%, 04/01/31 .................. 1,506 1,507,634
Security
Par (000)
Par (000) Value
Machinery (continued)
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
..................... USD 329 $ 241,815
Hillenbrand, Inc., 6.25%, 02/15/29 ........ 488 456,947
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 12/01/32
(a)(f)
..... EUR 100 115,406
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(d)
.. USD 2,719 2,632,577
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
. 349 375,153
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
145 140,457
Terex Corp.
(d)
5.00%, 05/15/29 .................. 538 532,994
6.25%, 10/15/32 .................. 1,465 1,483,685
TK Elevator Midco GmbH, 4.38%, 07/15/27
(a)
. EUR 89 102,270
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
USD 594 594,089
15,239,950
Media — 5.6%
Block Communications, Inc., 10.25%, 03/01/31
(d)
249 227,739
Cable One, Inc., 1.13%, 03/15/28
(h)
....... 1,812 1,177,800
Clear Channel Outdoor Holdings, Inc.
(d)
7.75%, 04/15/28 .................. 921 922,484
7.50%, 06/01/29 .................. 2,037 2,038,049
7.88%, 04/01/30 .................. 3,374 3,514,618
7.13%, 02/15/31 .................. 3,482 3,605,593
7.50%, 03/15/33 .................. 5,804 6,111,148
CMG Media Corp., 8.88%, 06/18/29
(d)
..... 524 383,522
CSC Holdings LLC
(d)
5.50%, 04/15/27 .................. 1,204 806,692
5.38%, 02/01/28 .................. 2,071 1,298,206
11.25%, 05/15/28 ................. 3,400 2,192,823
11.75%, 01/31/29 ................. 828 509,322
DirecTV Financing LLC
(d)
5.88%, 08/15/27 .................. 210 209,694
8.88%, 02/01/30 .................. 2,498 2,542,322
10.00%, 02/15/31 ................. 1,765 1,831,549
9.25%, 06/01/32 .................. 2,770 2,814,448
Discovery Communications LLC
3.95%, 03/20/28 .................. 922 907,017
4.13%, 05/15/29 .................. 388 384,120
Discovery Global Holdings, Inc.
4.05%, 03/15/29 .................. 1,634 1,617,774
4.28%, 03/15/32 .................. 4,667 4,187,933
5.05%, 03/15/42 .................. 4,334 3,174,958
DISH DBS Corp.
(d)
5.25%, 12/01/26 .................. 2,364 2,338,859
5.75%, 12/01/28 .................. 5,497 5,325,219
DISH Network Corp., 11.75%, 11/15/27
(d)
... 5,233 5,377,180
EchoStar Corp.
10.75%, 11/30/29 ................. 10,698 11,560,948
6.75%, 11/30/30 .................. 3,768 3,830,755
Gray Media, Inc.
(d)
9.63%, 07/15/32 .................. 2,548 2,459,202
7.25%, 08/15/33 .................. 2,165 2,131,773
Lamar Media Corp.
4.00%, 02/15/30 .................. 55 52,574
5.38%, 11/01/33
(d)
................. 408 399,872
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(d)
..................... 1,306 744,260
Midcontinent Communications, 8.00%,
08/15/32
(d)
..................... 255 223,551
Neptune Bidco US, Inc.
(d)
9.29%, 04/15/29 .................. 910 928,039
10.38%, 05/15/31 ................. 831 861,261
9.50%, 02/15/33 .................. 2,133 2,156,584
Outfront Media Capital LLC
(d)
4.25%, 01/15/29 .................. 910 886,079
4.63%, 03/15/30 .................. 125 121,235

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.38%, 02/15/31 .................. USD 466 $ 484,600
6.00%, 06/15/34 .................. 2,645 2,640,172
Sinclair Television Group, Inc., 8.13%, 02/15/33
(d)
3,132 3,217,084
Sirius XM Radio LLC
(d)
5.00%, 08/01/27 .................. 1,129 1,127,491
4.00%, 07/15/28 .................. 329 320,375
Stagwell Global LLC, 5.63%, 08/15/29
(d)
.... 209 201,585
Summer BC Holdco B SARL, 5.88%, 02/15/30
(a)
EUR 100 100,152
Sunrise FinCo. I BV
4.88%, 07/15/31
(d)
................. USD 1,302 1,231,314
4.63%, 05/15/32
(a)
................. EUR 100 114,362
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................ USD 400 390,345
Univision Communications, Inc.
(d)
8.50%, 07/31/31 .................. 2,794 2,806,089
9.38%, 08/01/32 .................. 689 700,051
8.88%, 04/15/33 .................. 2,647 2,605,770
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
353 365,201
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(a)
............ EUR 100 91,995
VZ Secured Financing BV, 5.25%, 01/15/33
(a)
. 600 653,133
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... USD 400 351,291
Ziggo BV, 4.88%, 01/15/30
(d)
........... 1,518 1,424,658
98,680,870
Metals & Mining — 2.6%
Aris Mining Corp., 8.00%, 10/31/29
(d)
...... 209 217,360
Arsenal AIC Parent LLC
(d)
8.00%, 10/01/30 .................. 580 604,476
11.50%, 10/01/31 ................. 4,356 4,668,190
Big River Steel LLC, 6.63%, 01/31/29
(d)
.... 2,000 2,002,545
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(d)
.... 1,767 1,782,522
Coeur Mining, Inc., 6.88%, 04/01/32
(d)
..... 1,318 1,350,950
Commercial Metals Co.
(d)
5.75%, 11/15/33 .................. 1,431 1,422,546
6.00%, 12/15/35 .................. 1,458 1,454,226
Constellium SE
(d)
5.63%, 06/15/28 .................. 333 332,960
3.75%, 04/15/29 .................. 1,367 1,314,580
6.38%, 08/15/32 .................. 1,154 1,176,054
ERO Copper Corp., 6.50%, 02/15/30
(d)
..... 3,588 3,584,089
First Quantum Minerals Ltd.
(d)
8.00%, 03/01/33 .................. 577 602,653
7.25%, 02/15/34 .................. 837 857,415
6.38%, 02/15/36 .................. 3,882 3,806,068
Hybar LLC, 7.38%, 07/01/34
(d)
.......... 1,727 1,735,381
Kaiser Aluminum Corp.
(d)
4.50%, 06/01/31 .................. 3,666 3,509,491
5.88%, 03/01/34 .................. 3,096 3,063,820
Mineral Resources Ltd.
(d)
6.00%, 05/01/32 .................. 750 741,926
6.25%, 05/01/34 .................. 570 560,479
Novelis Corp.
(d)
4.75%, 01/30/30 .................. 1,730 1,669,277
6.88%, 01/30/30 .................. 2,202 2,257,444
3.88%, 08/15/31 .................. 1,882 1,714,226
6.38%, 08/15/33 .................. 4,083 4,112,414
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(a)
EUR 500 562,102
Skeena Resources Ltd., 8.50%, 04/01/31
(d)
.. USD 133 139,706
45,242,900
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(d)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... 788 779,431
Starwood Property Trust, Inc.
7.25%, 04/01/29 .................. 54 55,754
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
5.88%, 08/15/29 .................. USD 717 $ 719,143
6.00%, 04/15/30 .................. 229 229,834
6.50%, 07/01/30 .................. 177 180,756
6.50%, 10/15/30 .................. 1,579 1,615,451
6.13%, 06/01/31 .................. 663 666,505
4,246,874
Office REITs — 0.0%
(a)
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31 ...................... EUR 100 115,085
alstria SARL
4.25%, 10/15/29 .................. 200 223,496
5.50%, 03/20/31 .................. 100 114,135
452,716
Oil, Gas & Consumable Fuels — 6.5%
Aethon United BR LP, 7.50%, 10/01/29
(d)
.... USD 868 902,725
Antero Midstream Partners LP, 6.63%,
02/01/32
(d)
..................... 1,034 1,056,103
Ascent Resources Utica Holdings LLC
(d)
9.00%, 11/01/27 .................. 413 458,430
6.63%, 07/15/33 .................. 709 717,046
Azule Energy Finance plc, 8.25%, 01/22/31
(d)
. 200 200,190
Blue Racer Midstream LLC
(d)
7.00%, 07/15/29 .................. 581 595,559
7.25%, 07/15/32 .................. 468 484,171
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(d)
..................... 1,480 1,561,517
Buckeye Partners LP
6.88%, 07/01/29
(d)
................. 53 54,105
6.75%, 02/01/30
(d)
................. 189 195,200
5.60%, 10/15/44 .................. 123 109,746
California Resources Corp.
(d)
7.00%, 01/15/34 .................. 470 464,796
7.25%, 01/15/35 .................. 949 941,392
Caturus Energy LLC
(d)
8.50%, 02/15/30 .................. 3,168 3,301,116
7.13%, 05/15/31 .................. 3,526 3,488,557
Chord Energy Corp., 6.75%, 03/15/33
(d)
.... 318 322,708
CITGO Petroleum Corp., 8.38%, 01/15/29
(d)
.. 1,974 2,030,867
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
232 221,149
CNX Resources Corp.
(d)
7.25%, 03/01/32 .................. 230 236,957
5.88%, 03/01/34 .................. 1,269 1,234,911
Comstock Resources, Inc.
(d)
6.75%, 03/01/29 .................. 1,921 1,890,605
5.88%, 01/15/30 .................. 2,489 2,347,543
CQP Holdco LP, 5.50%, 06/15/31
(d)
....... 3,724 3,655,310
Crescent Energy Finance LLC
(d)
7.75%, 07/31/29 .................. 209 209,520
9.75%, 10/15/30 .................. 273 289,380
7.63%, 04/01/32 .................. 1,894 1,909,271
7.88%, 04/15/32 .................. 1,700 1,721,310
7.38%, 01/15/33 .................. 775 770,345
8.38%, 01/15/34 .................. 684 704,520
CVR Energy, Inc.
(d)
7.50%, 02/15/31 .................. 728 724,535
7.88%, 02/15/34 .................. 262 259,201
DBR Land Holdings LLC, 6.25%, 12/01/30
(d)
. 521 529,138
Delek Logistics Partners LP
(d)
7.38%, 06/30/33 .................. 1,370 1,395,694
6.88%, 06/01/34 .................. 540 537,454
Energean plc, 5.63%, 05/12/31
(a)
........ EUR 200 227,730
EQT Corp., 4.50%, 01/15/29 ........... USD 15 14,892
Genesis Energy LP
8.00%, 05/15/33 .................. 844 877,900

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 03/15/34
(d)
................. USD 3,033 $ 3,009,586
Global Partners LP, 7.13%, 07/01/33
(d)
..... 372 376,409
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
..................... 378 385,527
Harvest Midstream I LP
(d)
7.50%, 05/15/32 .................. 253 262,049
6.75%, 05/15/34 .................. 2,760 2,799,343
Hess Midstream Operations LP
(d)
6.50%, 06/01/29 .................. 426 434,706
4.25%, 02/15/30 .................. 341 328,936
Hilcorp Energy I LP
(d)
6.25%, 11/01/28 .................. 164 164,429
5.75%, 02/01/29 .................. 762 759,040
6.00%, 04/15/30 .................. 49 48,142
6.25%, 04/15/32 .................. 41 39,689
8.38%, 11/01/33 .................. 1,833 1,908,647
6.88%, 05/15/34 .................. 1,350 1,313,513
7.25%, 02/15/35 .................. 497 489,352
Howard Midstream Energy Partners LLC
(d)
7.38%, 07/15/32 .................. 387 400,821
6.63%, 01/15/34 .................. 1,615 1,628,807
Infinity Natural Resources LLC, 7.63%,
04/01/31
(d)
..................... 907 900,856
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(a)
EUR 100 113,908
ITT Holdings LLC, 6.50%, 08/01/29
(d)
...... USD 3,670 3,626,989
Kinetik Holdings LP, 5.88%, 06/15/30
(d)
..... 84 84,488
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(d)
..................... 354 346,128
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
..................... 1,133 1,153,579
Matador Resources Co.
(d)
6.50%, 04/15/32 .................. 1,086 1,091,929
6.00%, 04/15/34 .................. 1,156 1,126,995
Murphy Oil Corp., 5.88%, 12/01/42
(j)
...... 46 40,974
NGL Energy Operating LLC
(d)
8.13%, 02/15/29 .................. 655 677,972
8.38%, 02/15/32 .................. 4,386 4,565,905
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(d)
.. 2,007 1,994,235
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
..................... 296 299,757
Par Petroleum LLC, 7.38%, 06/01/34
(d)
..... 1,264 1,279,028
PBF Holding Co. LLC
(d)
7.88%, 09/15/30 .................. 428 436,145
7.25%, 06/01/34 .................. 368 364,323
Permian Resources Operating LLC
(d)
5.88%, 07/01/29 .................. 775 774,892
7.00%, 01/15/32 .................. 112 115,842
6.25%, 02/01/33 .................. 1,266 1,292,873
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 387 401,982
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(d)
..................... 109 107,572
SM Energy Co.
(d)
8.75%, 07/01/31 .................. 374 390,656
6.63%, 04/15/34 .................. 2,980 2,933,283
Sunoco LP
(d)
5.63%, 03/15/31 .................. 373 370,279
6.63%, 08/15/32 .................. 877 891,967
6.25%, 07/01/33 .................. 565 570,063
5.88%, 03/15/34 .................. 392 386,625
Tallgrass Energy Partners LP
(d)
5.50%, 01/15/28 .................. 380 379,195
7.38%, 02/15/29 .................. 1,447 1,484,282
6.00%, 09/01/31 .................. 739 731,132
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
..................... 1,124 1,106,107
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TransMontaigne Partners LLC, 8.50%,
06/15/30
(d)
..................... USD 163 $ 166,077
Venture Global LNG, Inc.
(d)
9.50%, 02/01/29 .................. 3,975 4,278,495
6.38%, 12/15/34 .................. 5,518 5,422,882
6.63%, 06/15/36 .................. 4,691 4,623,816
Venture Global Plaquemines LNG LLC
(d)
6.13%, 12/15/30 .................. 2,694 2,756,388
7.50%, 05/01/33 .................. 726 796,794
6.50%, 01/15/34 .................. 5,060 5,272,429
7.75%, 05/01/35 .................. 2,150 2,411,165
6.75%, 01/15/36 .................. 5,628 5,967,346
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
..................... 1,933 1,982,415
114,708,357
Paper & Forest Products — 0.0%
(a)
Fedrigoni SpA, 6.13%, 06/15/31 ......... EUR 100 115,919
Sappi Papier Holding GmbH, 4.50%, 03/15/32 100 95,733
Stora Enso OYJ, (5-Year EURIBOR ICE Swap
Rate + 3.12%), 5.88%
(f)(l)
............ 100 116,719
328,371
Passenger Airlines — 0.3%
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
... USD 1,659 1,502,578
OneSky Flight LLC, 8.88%, 12/15/29
(d)
..... 968 1,023,637
United Airlines Holdings, Inc., 5.38%, 03/01/31 1,359 1,349,239
WestJet Airlines Ltd., 8.00%, 02/14/31
(d)
.... 964 967,652
4,843,106
Personal Care Products — 0.2%
Opal Bidco SAS
5.50%, 03/31/32
(a)
................. EUR 100 117,799
6.50%, 03/31/32
(d)
................. USD 800 816,161
Perrigo Finance Unlimited Co.
4.90%, 06/15/30
(j)
................. 400 384,634
6.13%, 09/30/32 .................. 1,992 1,902,572
3,221,166
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
..... 21,561 21,837,757
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(d)
807 837,673
Bausch Health Cos., Inc.
(d)
4.88%, 06/01/28 .................. 128 118,354
11.00%, 09/30/28 ................. 4,698 4,784,067
Dolcetto Holdco SpA, 5.63%, 07/14/32
(a)
.... EUR 100 114,929
Gruenenthal GmbH, 4.63%, 11/15/31
(a)
..... 100 114,853
Neopharmed Gentili SpA, (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.54%, 06/29/33
(a)(f)
. 100 115,583
Nidda Healthcare Holding GmbH
(a)
7.00%, 02/21/30 .................. 145 170,889
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.53%, 10/15/32
(f)
............... 122 139,757
Organon & Co., 4.13%, 04/30/28
(d)
....... USD 400 395,024
Rossini SARL
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.17%, 12/31/29
(f)
............... EUR 49 56,650
6.75%, 12/31/29 .................. 100 118,377
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 .................. 100 115,992
7.88%, 09/15/31 .................. 100 133,684
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 ................. USD 940 936,240
29,989,829
Professional Services — 0.6%
(d)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 372 383,150
CACI International, Inc., 6.38%, 06/15/33 ... 1,269 1,287,045

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
CoreLogic, Inc., 4.50%, 05/01/28 ........ USD 6,751 $ 6,594,496
KBR, Inc., 4.75%, 09/30/28 ............ 400 394,875
Science Applications International Corp.
4.88%, 04/01/28 .................. 242 240,235
5.88%, 11/01/33 .................. 1,067 1,050,873
9,950,674
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(e)
............. EUR 212 253,310
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(a)
..................... 100 114,076
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ........... USD 570 574,875
9.75%, 04/15/30
(d)
................. 885 951,429
CPI Property Group SA, 5.88%, 07/07/32
(a)
.. EUR 133 144,694
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a)(j)
............... 88 91,074
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
USD 252 257,973
Howard Hughes Corp. (The)
(d)
4.13%, 02/01/29 .................. 689 665,690
4.38%, 02/01/31 .................. 20 18,914
5.88%, 03/01/32 .................. 437 433,265
6.13%, 03/01/34 .................. 1,702 1,681,647
Vivion Investments SARL
(a)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(e)
.................... EUR 114 130,337
5.63%, 06/08/30 .................. 100 110,488
5,427,772
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(d)
USD 1,295 1,280,312
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
.. 230 230,799
ams-OSRAM AG, 7.25%, 05/31/32
(a)
...... EUR 100 117,692
Kioxia Holdings Corp., 6.63%, 07/24/33
(d)
... USD 286 299,126
Microchip Technology, Inc., 0.00%, 02/15/30
(d)(h)(i)
305 351,062
MKS, Inc.
4.25%, 02/15/34
(a)
................. EUR 220 248,239
ON Semiconductor Corp.
(h)
0.50%, 03/01/29 .................. USD 996 1,200,180
0.00%, 05/01/31
(d)(i)
................ 290 288,260
Qnity Electronics, Inc.
(d)
5.75%, 08/15/32 .................. 1,248 1,254,647
6.25%, 08/15/33 .................. 782 795,635
4,785,640
Software — 2.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
. 7,185 6,889,150
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
.. 1,334 1,267,342
Clarivate Science Holdings Corp.
(d)
3.88%, 07/01/28 .................. 367 352,940
4.88%, 07/01/29 .................. 2,325 2,080,659
Cloud Software Group LLC
(d)
6.50%, 03/31/29 .................. 5,098 4,946,494
9.00%, 09/30/29 .................. 7,451 7,232,178
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
... 1,733 1,675,209
Fair Isaac Corp.
(d)
4.00%, 06/15/28 .................. 515 503,796
6.00%, 05/15/33 .................. 2,011 1,980,288
IPD 3 BV
5.50%, 06/15/31
(a)
................. EUR 200 222,727
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33
(a)
................. 103 123,227
7.25%, 07/01/33
(d)
................. USD 6,099 6,380,233
8.75%, 07/01/34
(d)
................. 4,936 5,238,685
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
6.70%, 02/04/56 .................. USD 251 $ 236,244
6.10%, 09/26/65 .................. 306 256,013
TeamSystem SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.45%, 07/01/32
(f)
............... EUR 100 112,260
6.50%, 07/01/32 .................. 100 114,079
UKG, Inc., 6.88%, 02/01/31
(d)
........... USD 2,762 2,683,225
42,294,749
Specialized REITs — 0.8%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(d)(h)
. 302 323,593
Iron Mountain, Inc.
5.63%, 07/15/32
(d)
................. 1,145 1,131,750
6.25%, 01/15/33
(d)
................. 412 416,315
4.75%, 01/15/34
(a)
................. EUR 250 283,752
4.75%, 01/15/34
(d)
................. 1,400 1,589,010
6.25%, 01/15/35
(d)
................. USD 4,313 4,329,812
Millrose Properties, Inc.
(d)
6.38%, 08/01/30 .................. 3,797 3,848,449
6.25%, 09/15/32 .................. 2,287 2,306,902
14,229,583
Specialty Retail — 1.6%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(d)
. 817 837,700
Afflelou SAS, 6.00%, 07/25/29
(a)
......... EUR 101 119,217
Asbury Automotive Group, Inc., 4.75%, 03/01/30 USD 186 180,836
Carvana Co.
(d)(e)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ..................... 1,821 1,882,356
9.00%, (9.00% Cash or 14.00% PIK),
06/01/31 ..................... 7,431 8,201,435
CD&R Firefly Bidco plc
8.63%, 04/30/29
(a)
................. GBP 300 408,919
Cesar SpA
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.54%, 09/30/31
(a)(f)
.............. EUR 200 231,435
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
USD 940 985,342
Dufry One BV, 4.63%, 06/11/33
(a)
........ EUR 102 117,440
Global Auto Holdings Ltd., 11.50%, 08/15/29
(d)
USD 332 343,621
Goldstory SAS, 6.75%, 02/01/30
(a)
....... EUR 100 116,903
Group 1 Automotive, Inc., 6.38%, 01/15/30
(d)
. USD 346 350,341
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
111 109,917
Kiko SpA
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.45%, 01/15/32
(a)(f)
.............. EUR 200 230,512
LCM Investments Holdings II LLC
(d)
4.88%, 05/01/29 .................. USD 184 179,147
8.25%, 08/01/31 .................. 440 458,451
Lithia Motors, Inc., 5.50%, 10/01/30
(d)
...... 521 514,569
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(d)
. 2,166 2,145,411
PetSmart LLC, 7.50%, 09/15/32
(d)
........ 250 250,055
Staples, Inc., 10.75%, 09/01/29
(d)
........ 381 363,454
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(d)
..................... 9,063 9,188,894
27,215,955
Technology Hardware, Storage & Peripherals — 0.1%
Seagate Data Storage Technology Pte. Ltd.
(d)
5.88%, 07/15/30 .................. 789 799,691
8.50%, 07/15/31 .................. 1,096 1,145,297
5.75%, 12/01/34 .................. 245 248,549
2,193,537
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(d)
................. EUR 1,228 1,428,499
5.25%, 07/15/32
(a)
................. 100 116,327

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(d)(e)
................... USD 4,514 $ 4,901,260
Birkenstock Group BV & Co. KG, 4.50%,
06/15/33
(a)
..................... EUR 100 115,395
Crocs, Inc., 4.13%, 08/15/31
(d)
.......... USD 211 197,153
Levi Strauss & Co.
(d)
4.00%, 08/15/30 .................. EUR 365 419,039
3.50%, 03/01/31 .................. USD 462 427,963
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 5.95%, 07/01/29
(a)(f)
. EUR 100 115,668
VF Corp., 0.63%, 02/25/32 ............ 250 233,977
7,955,281
Trading Companies & Distributors — 2.2%
(d)
EquipmentShare.com, Inc., 7.13%, 07/01/34 . USD 888 872,494
FTAI Aviation Investors LLC
5.50%, 05/01/28 .................. 715 713,282
7.88%, 12/01/30 .................. 2,641 2,759,462
7.00%, 05/01/31 .................. 3,415 3,537,080
7.00%, 06/15/32 .................. 5,819 6,009,601
5.88%, 04/15/33 .................. 2,890 2,887,172
Herc Holdings, Inc.
7.00%, 06/15/30 .................. 2,163 2,239,933
5.75%, 03/15/31 .................. 445 444,437
7.25%, 06/15/33 .................. 1,571 1,637,857
6.00%, 03/15/34 .................. 679 674,489
QXO Building Products, Inc.
6.50%, 07/15/31 .................. 3,188 3,249,117
6.75%, 04/30/32 .................. 5,516 5,695,705
6.88%, 07/15/34 .................. 3,841 3,943,077
United Rentals North America, Inc., 5.38%,
11/15/33 ...................... 2,390 2,353,941
WESCO Distribution, Inc.
5.25%, 04/15/31 .................. 601 594,832
5.50%, 04/15/34 .................. 400 395,693
38,008,172
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(d)
.... 400 420,898
Digicel International Finance Ltd., 8.63%,
08/01/32
(d)
..................... 5,925 6,106,453
Maya SAS
7.00%, 10/15/28
(d)
................. 336 337,441
5.38%, 04/15/30
(a)
................. EUR 100 117,182
6.88%, 04/15/31
(a)
................. 100 120,226
8.50%, 04/15/31
(d)
................. USD 2,666 2,824,454
SoftBank Group Corp.
(a)
2.88%, 01/06/27 .................. EUR 150 170,659
5.25%, 10/10/29 .................. 100 114,839
5.88%, 07/10/31 .................. 100 114,623
7.00%, 04/22/32 .................. 200 238,199
5.75%, 07/08/32 .................. 207 235,073
6.38%, 07/10/33 .................. 132 151,282
TDC Brands A/S, 8.00%, 04/30/31
(a)
...... 100 115,808
Vmed O2 UK Financing I plc
4.25%, 01/31/31
(d)
................. USD 2,360 1,940,753
4.50%, 07/15/31
(a)
................. GBP 100 108,822
4.75%, 07/15/31
(d)
................. USD 800 657,323
5.63%, 04/15/32
(a)
................. EUR 100 100,560
6.75%, 01/15/33
(d)
................. USD 2,348 1,987,972
Zegona Finance plc
(a)
6.75%, 07/15/29 .................. EUR 201 237,542
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.25%, 01/15/32 .................. EUR 100 $ 114,697
16,214,806
Total Corporate Bonds — 85.9%
(Cost: $1,505,781,791) ............................ 1,507,432,620
Fixed Rate Loan Interests
Health Care Technology — 0.2%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 .................. USD 3,751 3,497,901
Software — 0.2%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 .................. 3,934 3,727,024
Total Fixed Rate Loan Interests — 0.4%
(Cost: $7,684,635) ............................... 7,224,925
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(f)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
 06/24/30 ............ —
(m)
233
Atlas CC Acquisition Corp., 1st Lien Term
Loan, (Prime at 0.75% Floor + 3.25%; 1-mo.
CME Term SOFR at 0.75% Floor + 4.50% +
0.00%), 8.43% - 10.00% 05/25/29 ...... 407 27,788
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (Prime at 0.75% Floor + 3.25%; 3-mo.
CME Term SOFR at 0.75% Floor + 1.25% +
0.00%), 5.18% - 10.00% 05/25/29 ...... 59 3,704
Kaman Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
 02/26/32 .................. 288 287,280
Propulsion BC Finco SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
 12/01/32 ............ 187 187,507
Signia Aerospace LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
 12/11/31 ............. 398 397,727
TransDigm, Inc., 1st Lien Term Loan N, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
 02/14/33 .................. 1,363 1,362,782
2,267,021
Automobile Components — 0.2%
(f)
Champions Financing, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 02/06/29 ............ 1,444 1,344,388
Clarios Global LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
 01/28/32 .................. 1,029 1,028,528
Tenneco, Inc., 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
8.49%
,
 11/17/28 .................. 513 510,374
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
 11/17/28 ............. 1,198 1,192,017
4,075,307
Automobiles — 0.0%
MajorDrive Holdings IV LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.96%
,
 06/01/28
(f)
............ 151 144,769

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
Boots Group Bidco Ltd. (The), 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.92%
,
 08/30/32
(f)
...... USD 2,414 $ 2,419,905
Building Products — 0.1%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.64%
,
 09/08/32 .................. 683 682,727
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.89%
,
 07/08/30 ............ 285 249,558
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
 08/05/31 .................. 931 839,638
1,771,923
Capital Markets — 0.1%
(f)
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 0.00%), 6.62% - 6.73%
,
 02/18/31 ..... 493 475,594
Jupiter Borrower, Inc., 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
 03/25/33 ............ 331 330,312
Ovg Business Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.64%
,
 06/25/31 ............ 31 31,337
837,243
Chemicals — 0.3%
(f)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
 11/24/27 ....... 165 150,535
Aruba Investments Holdings LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 7.75%), 11.52%
,
 11/24/28
(c)
...... 190 142,725
BASF Coatings, 1st Lien Term Loan B, (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
 04/06/33 .................. 928 930,552
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
 10/04/29 ............ 1,058 1,053,127
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
 07/03/28 ............ 991 936,452
Olympus Water US Holding Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
 11/03/32 ....... 1,208 1,206,419
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
 04/08/31 . 445 284,709
WR Grace Holdings LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
 08/19/32 ............ 1,021 1,017,004
5,721,523
Commercial Services & Supplies — 0.1%
(f)
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
 08/20/32 ............ 1,440 1,439,897
Jupiter Buyer, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
 11/03/31 .................. 183 183,709
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., 1st Lien Term Loan, (12-mo. CME
Term SOFR + 6.75%), 10.17%
,
 12/02/26 .. USD 47 $ 46,616
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
 02/15/29 .. 238 202,829
1,873,051
Construction & Engineering — 0.2%
(f)
Azuria Water Solutions, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
 04/25/33 ............ 1,712 1,705,955
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
 08/01/30 ....... 2,314 1,804,759
3,510,714
Construction Materials — 0.3%
(f)
White Cap Supply Holdings LLC, 1st Lien Term
Loan D, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.14%
,
 02/10/33 ....... 1,895 1,885,913
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.89%
,
 10/19/29 .. 2,395 2,389,181
4,275,094
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
 12/29/32
(f)
............ 2,049 2,021,554
Containers & Packaging — 0.2%
(f)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.50% Floor + 3.18%), 6.82%
,
 04/13/29 .. 681 667,757
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.12%
,
 04/15/30 .. 2,865 2,821,533
3,489,290
Diversified Telecommunication Services — 0.6%
(f)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 02/02/32 ............ 1,369 1,323,668
Level 3 Financing, Inc., 1st Lien Term Loan B5,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
 03/29/32 ............ 2,518 2,517,219
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26% 09/25/29 ................... 792 710,856
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.99%
,
 01/31/29 ....... 200 191,208
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% 03/11/30 ............. 5,354 5,349,322
10,092,273
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 1st Lien Term Loan, (12-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.49%
,
 06/10/33
(c)(f)
................ 477 477,000

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
(f)
City Football Group Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
 07/22/30 ............ USD 1,025 $ 1,019,686
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
 11/13/29 ............. 259 220,393
1,240,079
Financial Services — 0.0%
(f)
Acuren Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
 07/30/31 ............ 133 132,962
Summit Acquisition, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
 10/16/31 ............ 369 368,692
501,654
Gas Utilities — 0.0%
(f)
NGL Energy Operating LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.13%
,
 03/11/33 ............. 362 363,193
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
 04/11/33 ....... 398 398,721
761,914
Ground Transportation — 0.0%
(f)
Hertz Corp. (The), 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
 06/30/28 .................. 334 235,143
Hertz Corp. (The), 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
 06/30/28 .................. 66 46,849
Pods LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.13%
,
 05/14/31 .................. 180 174,859
456,851
Health Care Equipment & Supplies — 0.2%
(f)
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.39%
,
 01/15/31 ............ 1,767 1,769,681
Hologic, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
 04/07/33 .................. 1,333 1,303,287
3,072,968
Health Care Providers & Services — 0.1%
(f)
LifePoint Health, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.18%
,
 05/19/31 .................. 397 389,837
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
 05/19/31 ............ 1,655 1,628,495
Quorum Health Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.27%
,
 01/31/28
(b)(c)(g)
........ 584 416,364
2,434,696
Hotels, Restaurants & Leisure — 0.2%
(f)
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
 02/06/30 ............ 460 443,743
Gaia Purchaser, Inc., 1st Lien Term Loan B,
06/23/33
(c)(n)
..................... 1,332 1,330,335
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
 11/01/29 ....... USD 281 $ 276,414
Pioneer OpCo, LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.88%
,
 05/16/33 ............ 1,441 1,445,381
3,495,873
Household Durables — 0.0%
(f)
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.12%
,
 12/19/29 ............ 92 90,801
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.12%
,
 12/19/29 ....... 122 121,069
211,870
Industrial Conglomerates — 0.2%
(f)
Arcwood Environmental, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
 04/01/33
(c)
....... 224 224,840
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.62%
,
 12/02/31 .. 602 602,598
Resilience Parent LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 5.92%
,
 02/28/33 ............ 2,044 2,039,094
Sword Purchaser LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
 04/11/33 ............. 1,359 1,323,544
4,190,076
Insurance — 0.2%
(f)
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
 12/29/31 ....... 240 236,216
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.37%
,
 04/18/30 ............ 87 81,952
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
 02/02/33 . 1,386 1,323,984
Truist Insurance Holdings LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.48%
,
 05/06/32
(c)
...... 1,383 1,337,988
2,980,140
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.89%
,
 01/31/31
(f)
...... 733 673,752
IT Services — 0.3%
(f)
Asurion LLC, 1st Lien Term Loan B12, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
 09/19/30 .................. 130 128,737
Asurion LLC, 1st Lien Term Loan B13, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
 09/19/30 .................. 1,022 1,010,097
Coreweave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan, (1-day SOFR at
0.00% Floor + 4.50%), 8.10%
,
 11/17/31 ... 1,641 1,673,680
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.62%
,
 06/27/31 ............ 857 850,846

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Neptune Bidco US, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 8.77%
,
 02/03/33 ............ USD 1,219 $ 1,207,822
4,871,182
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
 09/27/30
(f)
................. 2,042 2,044,017
Machinery — 0.2%
(f)
CompoSecure Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 01/14/33 ....... 752 747,007
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 2.00%
Floor + 6.00%), 9.67%
,
 12/21/29 ....... 238 227,690
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan, (1-mo. CME Term SOFR
at 2.00% Floor + 6.00%), 9.64%
,
 12/21/29 . 136 130,109
LSF12 Helix Parent LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
 02/10/33 ............ 1,563 1,532,610
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% (11.18% Cash
or 11.17% PIK),  03/03/33
(e)
........... 52 49,163
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B, (12-mo. CME Term SOFR at
0.00% Floor + 3.50%), 6.97%
,
 06/01/33 .. 856 859,749
3,546,328
Media — 0.4%
(f)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
 05/30/31 ............ 1,017 1,036,289
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.76%
,
 08/23/28 ....... 1,191 1,189,885
CMG Media Corp., Facility 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.33%
,
 06/18/29 ............ 1,269 1,143,089
CSC Holdings LLC, 1st Lien Term Loan B5,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
 04/15/27 .................. 1,039 726,966
DirecTV Financing LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.16%
,
 02/17/31 ............ 1,683 1,685,564
Discovery Global Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
 06/03/33 ....... 800 800,236
Gray Media, Inc., 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
 12/01/28 .................. 320 319,416
6,901,445
Passenger Airlines — 0.0%
Jetblue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
 08/27/29
(f)
............ 486 431,325
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(f)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
 08/02/32 ....... USD 891 $ 894,220
Endo Finance Holdings LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.37%
,
 04/23/31 ............ 1,207 1,207,047
2,101,267
Professional Services — 0.1%
(f)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.26%
,
 06/02/28 .................. 741 731,686
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. 630 574,938
1,306,624
Software — 0.1%
(f)
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.64%
,
 03/01/29 .................. 545 482,269
Proofpoint, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.73%
,
 08/31/28 .................. 156 150,541
Sabre GLBL, Inc., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.74%
,
 11/15/29 .................. 125 111,330
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 9.99%, 07/30/29 .......... 34 30,140
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.74%, 11/15/29 ........... 55 49,339
823,619
Specialty Retail — 0.1%
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
 01/16/32
(f)
............ 861 859,020
Trading Companies & Distributors — 0.1%
QXO Building Products, Inc., 1st Lien Term Loan
B, (12-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.84%
,
 06/03/33
(f)
............ 1,148 1,144,808
Transportation Infrastructure — 0.0%
GB AIT Buyer, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
 04/29/33
(f)
................. 510 509,878
Wireless Telecommunication Services — 0.1%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
 08/09/32 ....... 768 771,954
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
 10/06/32
(c)
........... 642 644,984
1,416,938
Total Floating Rate Loan Interests — 5.0%
(Cost: $90,613,978) ............................... 88,952,991

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
France — 0.0%
Electricite de France SA (5-Year EUR Swap
Annual + 3.97%), 3.38%
(a)(f)(l)
.......... EUR 200 $ 220,550
Total Foreign Agency Obligations — 0.0%
(Cost: $222,349) ................................. 220,550
Preferred Securities
Capital Trusts — 4.9%
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(f)
............ USD 890 909,692
Automobiles — 0.0%
Stellantis NV
(a)(f)(l)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25% ....................... EUR 100 112,017
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.08%), 8.25% .... GBP 100 129,502
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88% ....................... EUR 200 223,049
464,568
Banks — 1.4%
(f)
Banco Santander SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.84%), 7.25%
(l)
................... USD 800 813,172
Bank of America Corp.
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... 3,866 3,985,765
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 584 591,016
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 4.71%), 7.38%
(a)(l)
................ EUR 200 242,814
Barclays plc
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% ... USD 1,470 1,427,045
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% ... 200 210,060
(USISSO05 + 5.78%), 9.63% .......... 3,010 3,337,735
(USISSO05 + 3.69%), 7.63% .......... 890 930,289
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a)(l)
............ EUR 200 238,574
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 3.94%), 6.25%
(a)(l)
............ 200 240,976
Citigroup, Inc.
(l)
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... USD 2,872 2,938,299
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 1,130 1,145,774
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ....................... 451 461,384
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 555 568,386
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 1,375 1,400,846
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ....................... 780 813,630
Intesa Sanpaolo SpA, (5-Year EUR Swap Annual
+ 5.85%), 5.50%
(a)(l)
................ EUR 250 291,291
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co., Series PP, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.08%), 6.10%
(l)
........... USD 1,896 $ 1,920,004
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(l)
................... 835 924,173
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84 ..... 1,155 1,198,549
23,679,782
Broadline Retail — 0.0%
Rakuten Group, Inc., (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a)(f)(l)
............... EUR 200 226,322
Capital Markets — 0.9%
(f)
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55 ............. USD 2,270 2,201,772
Deutsche Bank AG
(a)(l)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ....................... EUR 200 243,982
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 200 248,230
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75% ....................... 200 236,033
Goldman Sachs Group, Inc. (The)
(l)
Series Z, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... USD 507 521,297
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 2,169 2,174,036
UBS Group AG
(d)(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% ... 200 215,270
(USISSO05 + 3.08%), 7.00% .......... 670 681,644
(USISSO05 + 3.12%), 6.60% .......... 400 403,501
(USISSO05 + 3.24%), 6.63% .......... 800 802,320
(USISSO05 + 4.16%), 7.75% .......... 1,760 1,854,681
(USISSO05 + 3.09%), 6.88% .......... 1,271 1,274,625
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% ... 600 693,091
(USISSO05 + 3.18%), 7.13% .......... 600 605,456
(USISSO05 + 3.30%), 7.00% .......... 2,160 2,168,692
(USISSO05 + 3.32%), 7.00% .......... 800 808,791
15,133,421
Consumer Finance — 0.0%
Volkswagen International Finance NV,
(EUAMDB08 + 3.49%), 5.99%
(a)(f)(l)
...... EUR 100 117,522
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a)
(f)(l)
............................ 100 114,760
Diversified Telecommunication Services — 0.0%
Telefonica Emisiones SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.38%
(a)(f)(l)
....... 100 113,553
Electric Utilities — 0.7%
(f)
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75%, 05/29/54 ................ 100 116,272
(5-Year EURIBOR ICE Swap Rate + 1.92%),
4.38%, 12/02/55 ................ 100 112,943

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Electricite de France SA
(a)(l)
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 $ 235,168
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ....................... 300 340,854
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a)(l)
................. 100 115,001
NextEra Energy Capital Holdings, Inc.
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00%, 10/01/56 ................ USD 1,434 1,433,289
Series BB, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20%, 10/01/56 ................ 2,151 2,148,920
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63%, 10/01/66 ................ 4,125 4,188,513
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(d)(l)
................. 1,131 1,220,386
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85%, 09/15/56 .................. 1,578 1,572,396
11,483,742
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(f)(l)
............ EUR 100 118,342
Financial Services — 0.2%
(f)
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54 ..... USD 1,374 1,332,910
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54 ............. 940 933,188
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(l)
................. GBP 200 265,319
2,531,417
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d)(f)
................ USD 569 596,542
Independent Power and Renewable Electricity Producers — 0.3%
(f)
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55 ............. 1,094 1,120,121
Orsted A/S
(a)
(5-Year EUR Swap Annual + 1.86%),
1.50%, 02/18/3021 .............. EUR 250 251,831
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50%, 02/18/3021 . GBP 100 104,917
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(d)(l)
....................... USD 4,052 4,084,104
5,560,973
Insurance — 0.0%
(a)(f)(l)
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00% .......... EUR 300 345,760
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75% .................. 200 232,702
578,462
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
(f)
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.51%),
6.50%, 05/21/55
(a)
................. GBP 100 $ 135,787
Dominion Energy, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15%, 12/15/56 ................ USD 630 631,913
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25%, 12/15/56 ................ 335 336,418
Veolia Environnement SA, (5-Year EURIBOR
ICE Swap Rate + 1.84%), 4.32%
(a)(l)
..... EUR 100 113,289
1,217,407
Oil, Gas & Consumable Fuels — 1.2%
(f)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20%, 06/27/54 ................ USD 740 786,483
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38%, 03/15/55 ................ 507 533,236
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(l)
...................... 852 852,440
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(l)
...................... 861 888,393
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%, 05/15/54 ................ 1,108 1,176,203
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%, 10/01/54 ................ 1,185 1,219,048
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a)(l)
....................... EUR 100 115,917
Sunoco LP, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(d)(l)
....................... USD 6,456 6,713,834
Var Energi ASA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86%, 11/15/83 ................ EUR 100 123,469
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95%, 04/29/86 ................ 200 228,499
Venture Global LNG, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(d)(l)
................. USD 8,123 7,930,608
20,568,130
Passenger Airlines — 0.0%
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a)(f)
. EUR 100 116,545
Pharmaceuticals — 0.0%
Bayer AG, Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%, 09/25/83
(a)(f)
.... 100 120,106
Real Estate Management & Development — 0.0%
(a)(f)(l)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ....................... 225 247,488
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13% ....................... 100 107,858
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63% ............. 250 281,627

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Vivion Investments SARL, (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% .......... EUR 100 $ 102,745
739,718
Wireless Telecommunication Services — 0.0%
(a)(f)
Telefonica Europe BV
(l)
(7-Year EUR Swap Annual + 3.35%), 6.14% 100 121,485
(EUAMDB08 + 3.12%), 5.75% ......... 100 120,842
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86 .................. GBP 404 579,647
821,974
Total Capital Trusts — 4.9%
(Cost: $83,981,205) ............................... 85,212,978
Shares
Shares
Preferred Stocks — 0.4%
Financial Services — 0.0%
Labels Buyer LLC, Class E, 12.00% ....... 503 412,460
Shift4 Payments, Inc., 6.00%, 05/01/28
(h)
.... 3,617 225,231
637,691
Insurance — 0.2%
Alliant Cali, Inc., (Acquired 09/25/24, cost
$3,036,294), 10.00%
(c)(k)
............. 3,167 3,197,074
Interactive Media & Services — 0.1%
Alphabet, Inc.
(h)
Series B, 6.25%,  .................. 18,900 950,670
Series A, 6.25%,  .................. 18,900 961,821
1,912,491
IT Services — 0.0%
(b)
Veritas Newco ...................... 1,012 20,250
Veritas Newco, Series G-1 .............. 699 13,628
33,878
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc., 7.50%, 03/15/28
(h)
21,195 1,625,868
Total Preferred Stocks — 0.4%
(Cost: $7,027,945) ............................... 7,407,002
Total Preferred Securities — 5.3%
(Cost: $91,009,150) ............................... 92,619,980
Total Long-Term Investments — 97.4%
(Cost: $1,708,716,478) ............................ 1,710,413,616
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.54%
(o)(p)
.................. 36,161,932 36,161,932
Total Short-Term Securities — 2.1%
(Cost: $ 36,161,932) ............................... 36,161,932
Total Investments — 99.5%
(Cost: $1,744,878,410 ) ............................ 1,746,575,548
Other Assets Less Liabilities — 0.5% .................... 8,898,719
Net Assets — 100.0% ...............................
$ 1,755,474,267
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
22
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,017,384, representing 1.71% of its net assets as of period end, and an original cost of $29,920,584.
(l)
Perpetual security with no stated maturity date.
(m)
Rounds to less than 1,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 34,653,672 $ 1,508,260
(a)
$ — $ — $ — $ 36,161,932 36,161,932 $ 682,125 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 136 09/21/26 $ 15,270 $ (188,802)
U.S. Treasury Long Bond ..................................................... 105 09/21/26 11,872 (198,400)
U.S. Treasury Ultra Bond ..................................................... 3 09/21/26 347 (10,129)
$ (397,331)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 313,000 USD 356,969 Deutsche Bank AG 07/02/26 $ 665
USD 90,725 EUR 78,000 Barclays Bank plc 09/16/26 1,313
USD 134,332 EUR 116,000 Citibank NA 09/16/26 1,360
USD 581,067 EUR 504,000 Deutsche Bank AG 09/16/26 3,326
USD 51,122,609 EUR 43,862,000 HSBC Bank plc 09/16/26 843,095
USD 22,007 EUR 19,000 Natwest Markets plc 09/16/26 227
USD 4,354,016 GBP 3,244,000 UBS AG 09/16/26 51,025
901,011
USD 358,102 EUR 313,000 Deutsche Bank AG 09/16/26 (693)
USD 129,642 GBP 98,000 State Street Bank and Trust Co. 09/16/26 (350)
(1,043)
$ 899,968
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 48,998 $ 4,017,601 $ 2,816,706 $ 1,200,895
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 40 $ 331 $ 2,994 $ (2,663)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 55 8,585 7,308 1,277
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 22 3,424 2,461 963
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 146 18,328 12,589 5,739

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
24
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Albion Financing 1 SARL 5 .00 % Quarterly Bank of America NA 06/20/31 BB- EUR 24 $ 3,423 $ 2,793 $ 630
$ 34,091 $ 28,145 $ 5,946
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 12/20/26 USD 22,001 $ 377,155 $ (102,423) $ 479,578
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 8,633 150,229 (40,190) 190,419
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 12,367 249,592 (62,504) 312,096
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 10,000 246,224 (46,554) 292,778
$ 1,023,200 $ (251,671) $ 1,274,871
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 2,816,706 $ — $ 1,200,895 $ —
OTC Swaps ................................................................... 28,145 (251,671) 1,283,480 (2,663)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
25
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 901,011 $ — $ — $ 901,011
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,200,895 — — — — 1,200,895
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 36,754 — — 1,274,871 — 1,311,625
$ — $ 1,237,649 $ — $ 901,011 $ 1,274,871 $ — $ 3,413,531
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 397,331 $ — $ 397,331
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,043 — — 1,043
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,663 — — 251,671 — 254,334
$ — $ 2,663 $ — $ 1,043 $ 649,002 $ — $ 652,708
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 900,006 $ — $ 900,006
Forward foreign currency exchange contracts .... — — — 1,570,839 — — 1,570,839
Swaps .............................. — (438,277) (40,773) — 818,389 — 339,339
$ — $ (438,277) $ (40,773) $ 1,570,839 $ 1,718,395 $ — $ 2,810,184
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (480,051) $ — $ (480,051)
Forward foreign currency exchange contracts .... — — — 853,121 — — 853,121
Swaps .............................. — 1,048,570 — — (910,396) — 138,174
$ — $ 1,048,570 $ — $ 853,121 $ (1,390,447) $ — $ 511,244
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 24,154,266
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 50,516,671
Average amounts sold — in USD ........................................................................................ 178,484
Credit default swaps
Average notional value — sell protection ................................................................................... 34,561,128
Total return swaps
Average notional value ............................................................................................... 53,001,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
26
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 197,407 $ —
Forward f oreign currency exchange contracts ................................................................. 901,011 1,043
Swaps — centrally cleared .............................................................................. 55,396 —
Swaps — OTC
(a)
..................................................................................... 1,311,625 254,334
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,465,439 $ 255,377
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(252,803) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,212,636 $ 255,377
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 3,423 $ — $ — $ — $ 3,423
Barclays Bank plc ................................ 480,891 (102,423) — — 378,468
Citibank NA ..................................... 1,360 — — — 1,360
Deutsche Bank AG ................................ 7,415 (693) — — 6,722
Goldman Sachs International ......................... 8,585 — — — 8,585
HSBC Bank plc .................................. 843,095 — — — 843,095
JPMorgan Chase Bank NA .......................... 816,615 (151,911) (664,704) — —
Natwest Markets plc ............................... 227 — — — 227
UBS AG ....................................... 51,025 — — — 51,025
$ 2,212,636 $ (255,027) $ (664,704) $ — $ 1,292,905
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Barclays Bank plc ................................ $ 102,423 $ (102,423) $ — $ — $ —
Deutsche Bank AG ................................ 693 (693) — — —
JPMorgan Chase Bank NA .......................... 151,911 (151,911) — — —
State Street Bank and Trust Co. ....................... 350 — — — 350
$ 255,377 $ (255,027) $ — $ — $ 350
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
27
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 70,049 $ — $ 70,049
Common Stocks
Construction & Engineering ................................ — — 120,140 120,140
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — 27,918 13,857 41,775
Food Products ......................................... 830,956 — — 830,956
Health Care Equipment & Supplies ........................... 2,089,807 — — 2,089,807
Health Care Providers & Services ............................ — — — —
Metals & Mining ........................................ 1,930,525 — — 1,930,525
Oil, Gas & Consumable Fuels ............................... 4,909,677 — — 4,909,677
Specialized REITs ...................................... 3,346,389 — — 3,346,389
Wireless Telecommunication Services ......................... — 623,232 — 623,232
Corporate Bonds
Aerospace & Defense .................................... — 51,317,477 — 51,317,477
Air Freight & Logistics .................................... — 848,297 — 848,297
Automobile Components .................................. — 25,343,213 — 25,343,213
Automobiles .......................................... — 9,428,067 — 9,428,067
Banks ............................................... — 578,281 — 578,281
Biotechnology ......................................... — 4,457,925 — 4,457,925
Broadline Retail ........................................ — 5,088,037 — 5,088,037
Building Products ....................................... — 25,333,062 — 25,333,062
Capital Markets ........................................ — 14,780,514 — 14,780,514
Chemicals ............................................ — 59,032,996 — 59,032,996
Commercial Services & Supplies ............................. — 76,043,148 — 76,043,148
Communications Equipment ................................ — 410,164 — 410,164
Construction & Engineering ................................ — 7,306,630 — 7,306,630
Consumer Finance ...................................... — 24,531,057 — 24,531,057
Consumer Staples Distribution & Retail ........................ — 16,159,537 — 16,159,537
Containers & Packaging .................................. — 34,837,039 — 34,837,039
Distributors ........................................... — 7,003,214 — 7,003,214
Diversified Consumer Services .............................. — 9,134,556 — 9,134,556
Diversified REITs ....................................... — 6,072,099 — 6,072,099
Diversified Telecommunication Services ........................ — 151,452,458 — 151,452,458
Electric Utilities ........................................ — 37,812,488 — 37,812,488
Electrical Equipment ..................................... — 346,827 — 346,827
Electronic Equipment, Instruments & Components ................. — 6,551,472 — 6,551,472
Energy Equipment & Services .............................. — 29,889,567 — 29,889,567
Entertainment ......................................... — 2,313,255 — 2,313,255
Financial Services ...................................... — 52,346,208 — 52,346,208
Food Products ......................................... — 19,108,415 — 19,108,415
Gas Utilities ........................................... — 2,239,875 — 2,239,875
Ground Transportation ................................... — 8,150,690 — 8,150,690
Health Care Equipment & Supplies ........................... — 11,028,478 — 11,028,478
Health Care Providers & Services ............................ — 41,880,216 — 41,880,216
Health Care REITs ...................................... — 6,494,343 — 6,494,343
Health Care Technology .................................. — 2,462,421 — 2,462,421
Hotel & Resort REITs .................................... — 18,972,589 — 18,972,589
Hotels, Restaurants & Leisure .............................. — 67,233,251 — 67,233,251
Household Durables ..................................... — 22,174,276 — 22,174,276
Independent Power and Renewable Electricity Producers ............ — 28,018,481 — 28,018,481
Insurance ............................................ — 94,132,091 — 94,132,091
Interactive Media & Services ............................... — 2,303,928 — 2,303,928
IT Services ........................................... — 36,657,676 1,122,560 37,780,236
Life Sciences Tools & Services .............................. — 525,122 — 525,122
Machinery ............................................ — 15,239,950 — 15,239,950

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
28
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 98,680,870 $ — $ 98,680,870
Metals & Mining ........................................ — 45,242,900 — 45,242,900
Mortgage Real Estate Investment Trusts (REITs) .................. — 4,246,874 — 4,246,874
Office REITs .......................................... — 452,716 — 452,716
Oil, Gas & Consumable Fuels ............................... — 114,708,357 — 114,708,357
Paper & Forest Products .................................. — 328,371 — 328,371
Passenger Airlines ...................................... — 4,843,106 — 4,843,106
Personal Care Products .................................. — 3,221,166 — 3,221,166
Pharmaceuticals ....................................... — 29,989,829 — 29,989,829
Professional Services .................................... — 9,950,674 — 9,950,674
Real Estate Management & Development ....................... — 5,427,772 — 5,427,772
Retail REITs .......................................... — 1,280,312 — 1,280,312
Semiconductors & Semiconductor Equipment .................... — 4,785,640 — 4,785,640
Software ............................................. — 42,294,749 — 42,294,749
Specialized REITs ...................................... — 14,229,583 — 14,229,583
Specialty Retail ........................................ — 27,215,955 — 27,215,955
Technology Hardware, Storage & Peripherals .................... — 2,193,537 — 2,193,537
Textiles, Apparel & Luxury Goods ............................ — 7,955,281 — 7,955,281
Trading Companies & Distributors ............................ — 38,008,172 — 38,008,172
Wireless Telecommunication Services ......................... — 16,214,806 — 16,214,806
Fixed Rate Loan Interests ................................... — 7,224,925 — 7,224,925
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,267,021 — 2,267,021
Automobile Components .................................. — 4,075,307 — 4,075,307
Automobiles .......................................... — 144,769 — 144,769
Broadline Retail ........................................ — 2,419,905 — 2,419,905
Building Products ....................................... — 1,771,923 — 1,771,923
Capital Markets ........................................ — 837,243 — 837,243
Chemicals ............................................ — 5,578,798 142,725 5,721,523
Commercial Services & Supplies ............................. — 1,873,051 — 1,873,051
Construction & Engineering ................................ — 3,510,714 — 3,510,714
Construction Materials .................................... — 4,275,094 — 4,275,094
Consumer Staples Distribution & Retail ........................ — 2,021,554 — 2,021,554
Containers & Packaging .................................. — 3,489,290 — 3,489,290
Diversified Telecommunication Services ........................ — 10,092,273 — 10,092,273
Electronic Equipment, Instruments & Components ................. — — 477,000 477,000
Entertainment ......................................... — 1,240,079 — 1,240,079
Financial Services ...................................... — 501,654 — 501,654
Gas Utilities ........................................... — 761,914 — 761,914
Ground Transportation ................................... — 456,851 — 456,851
Health Care Equipment & Supplies ........................... — 3,072,968 — 3,072,968
Health Care Providers & Services ............................ — 2,018,332 416,364 2,434,696
Hotels, Restaurants & Leisure .............................. — 2,165,538 1,330,335 3,495,873
Household Durables ..................................... — 211,870 — 211,870
Industrial Conglomerates .................................. — 3,965,236 224,840 4,190,076
Insurance ............................................ — 1,642,152 1,337,988 2,980,140
Interactive Media & Services ............................... — 673,752 — 673,752
IT Services ........................................... — 4,871,182 — 4,871,182
Life Sciences Tools & Services .............................. — 2,044,017 — 2,044,017
Machinery ............................................ — 3,546,328 — 3,546,328
Media ............................................... — 6,901,445 — 6,901,445
Passenger Airlines ...................................... — 431,325 — 431,325
Pharmaceuticals ....................................... — 2,101,267 — 2,101,267
Professional Services .................................... — 1,306,624 — 1,306,624
Software ............................................. — 823,619 — 823,619
Specialty Retail ........................................ — 859,020 — 859,020
Trading Companies & Distributors ............................ — 1,144,808 — 1,144,808
Transportation Infrastructure ............................... — 509,878 — 509,878
Wireless Telecommunication Services ......................... — 771,954 644,984 1,416,938
Foreign Agency Obligations ................................. — 220,550 — 220,550
Preferred Securities
Automobile Components .................................. — 909,692 — 909,692
Automobiles .......................................... — 464,568 — 464,568
Banks ............................................... — 23,679,782 — 23,679,782
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield V.I. Fund
Schedule of Investments
29
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 226,322 $ — $ 226,322
Capital Markets ........................................ — 15,133,421 — 15,133,421
Consumer Finance ...................................... — 117,522 — 117,522
Diversified REITs ....................................... — 114,760 — 114,760
Diversified Telecommunication Services ........................ — 113,553 — 113,553
Electric Utilities ........................................ — 11,483,742 — 11,483,742
Electrical Equipment ..................................... — 118,342 — 118,342
Financial Services ...................................... — 3,169,108 — 3,169,108
Gas Utilities ........................................... — 596,542 — 596,542
Independent Power and Renewable Electricity Producers ............ — 5,560,973 — 5,560,973
Insurance ............................................ — 578,462 3,197,074 3,775,536
Interactive Media & Services ............................... 1,912,491 — — 1,912,491
IT Services ........................................... — 33,878 — 33,878
Multi-Utilities .......................................... — 1,217,407 — 1,217,407
Oil, Gas & Consumable Fuels ............................... — 20,568,130 — 20,568,130
Passenger Airlines ...................................... — 116,545 — 116,545
Pharmaceuticals ....................................... — 120,106 — 120,106
Real Estate Management & Development ....................... — 739,718 — 739,718
Semiconductors & Semiconductor Equipment .................... — 1,625,868 — 1,625,868
Wireless Telecommunication Services ......................... — 821,974 — 821,974
Short-Term Securities
Money Market Funds ...................................... 36,161,932 — — 36,161,932
Unfunded Floating Rate Loan Interests
(a)
........................... — 72,049 — 72,049
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (805) — (805)
$ 51,181,777 $ 1,686,437,148 $ 9,027,867 $ 1,746,646,792
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,209,504 $ — $ 1,209,504
Foreign currency exchange contracts ............................ — 901,011 — 901,011
Interest rate contracts ....................................... — 1,274,871 — 1,274,871
Liabilities
Credit contracts ........................................... — (2,663) — (2,663)
Foreign currency exchange contracts ............................ — (1,043) — (1,043)
Interest rate contracts ....................................... (397,331) — — (397,331)
$ (397,331) $ 3,381,680 $ — $ 2,984,349
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
30
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,710,413,616
Investments, at value — affiliated
(b)
.......................................................................................... 36,161,932
Cash ............................................................................................................. 208,344
Cash pledged: –
Futures contracts .................................................................................................... 759,000
Centrally cleared swaps ................................................................................................ 3,804,000
Foreign currency, at value
(c)
............................................................................................... 593,445
Receivables: –
Investments sold .................................................................................................... 3,288,281
Capital shares sold ................................................................................................... 2,682,126
Dividends — unaffiliated ............................................................................................... 139,015
Dividends — affiliated ................................................................................................. 112,632
Interest — unaffiliated ................................................................................................. 27,754,388
Variation margin on futures contracts ....................................................................................... 197,407
Variation margin on centrally cleared swaps .................................................................................. 55,396
Swap premiums paid ................................................................................................... 28,145
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 901,011
OTC swaps ........................................................................................................ 1,283,480
Unfunded floating rate loan interests ....................................................................................... 72,049
Prepaid e xpenses ..................................................................................................... 9,701
Total a ssets .........................................................................................................
1,788,463,968
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 21,820,093
Swaps   .......................................................................................................... 398
Capital shares redeemed ............................................................................................... 551,768
Distribution fees ..................................................................................................... 147,532
Income dividend distributions ............................................................................................ 8,864,997
Interest expense .................................................................................................... 817
Investment advisory fees .............................................................................................. 611,861
Directors' and Officer's fees ............................................................................................. 1,611
Professional fees .................................................................................................... 29,175
Other accrued expenses ............................................................................................... 705,267
Swap premiums received ................................................................................................ 251,671
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,043
OTC swaps ........................................................................................................ 2,663
Unfunded floating rate loan interests ....................................................................................... 805
Total li abilities ........................................................................................................
32,989,701
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,755,474,267
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,806,416,547
Accumulated loss ..................................................................................................... (50,942,280)
NET ASSETS ........................................................................................................
$ 1,755,474,267
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,708,716,478
(b)
  Investments, at cost — affiliated ................................................................................... $ 36,161,932
(c)
  Foreign currency, at cost ....................................................................................... $ 592,287
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
31
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 990,729,728
Shares outstanding ...................................................................................................
142,569,948
Net asset value .....................................................................................................
$ 6.95
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 764,744,539
Shares outstanding ...................................................................................................
110,115,874
Net asset value .....................................................................................................
$ 6.94
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
32
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 535,179
Dividends — affiliated ................................................................................................. 682,125
Interest — unaffiliated ................................................................................................. 45,403,111
Payment-in-kind interest — unaffiliated ..................................................................................... 461,591
Foreign taxes withheld ................................................................................................ (1,066)
Total investment income .................................................................................................
47,080,940
EXPENSES
Investment advisory .................................................................................................. 2,943,591
Transfer agent — class specific .......................................................................................... 1,093,408
Distribution — class specific ............................................................................................ 892,834
Accounting services .................................................................................................. 90,808
Professional ....................................................................................................... 48,767
Registration ....................................................................................................... 16,014
Custodian ......................................................................................................... 13,717
Printing and postage ................................................................................................. 12,121
Directors and Officer ................................................................................................. 6,390
Transfer agent ...................................................................................................... 2,343
Miscellaneous ...................................................................................................... 22,254
Total expenses excluding interest expense .....................................................................................
5,142,247
Interest expense .................................................................................................... 2,321
Total expenses .......................................................................................................
5,144,568
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (14,560)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (719,987)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,410,021
Net investment income ..................................................................................................
42,670,919
REALIZED AND UNREALIZED GAIN (LOSS) $ (17,418,050)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 2,847,740
Forward foreign currency exchange contracts ............................................................................... 1,570,839
Foreign currency transactions ......................................................................................... (567,490)
Futures contracts .................................................................................................. 900,006
Swaps ......................................................................................................... 339,339
A
5,090,434
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (23,074,491)
Forward foreign currency exchange contracts ............................................................................... 853,121
Foreign currency translations .......................................................................................... (14,458)
Futures contracts .................................................................................................. (480,051)
Swaps ......................................................................................................... 138,174
Unfunded floating rate loan interests ..................................................................................... 69,221
A
(22,508,484)
Net realized and unrealized loss ............................................................................................
(17,418,050)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 25,252,869

Statements of Changes in Net Assets
33
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock High Yield V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 42,670,919  $ 70,643,484
Net realized gain .................................................................................. 5,090,434  5,362,833
Net change in unrealized appreciation (depreciation) .......................................................... (22,508,484) 19,244,199
Net increase in net assets resulting from operations ............................................................. 25,252,869  95,250,516
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (21,173,343) (29,540,072)
Class III ....................................................................................... (22,410,676) (44,921,282)
Decrease in net assets resulting from distributions to shareholders ................................................... (43,584,019) (74,461,354)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 593,760,847  142,746,714
NET ASSETS
Total increase in net assets ............................................................................. 575,429,697  163,535,876
Beginning of period .................................................................................. 1,180,044,570  1,016,508,694
End of period ......................................................................................
$ 1,755,474,267  $ 1,180,044,570
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
34
BlackRock High Yield V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 7.04  $ 6.91  $ 6.84  $ 6.45  $ 7.59  $ 7.56
Net investment income
(a)
....................
0 .22  0 .46  0 .47  0 .43  0 .35  0 .33
Net realized and unrealized gain (loss) ...........
( 0 .08 ) 0 .15  0 .08  0 .39  ( 1 .13 ) 0 .06
Net increase (decrease) from investment operations ... 0.14  0.61  0.55  0.82  (0.78) 0.39
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .48 ) ( 0 .48 ) ( 0 .43 ) ( 0 .35 ) ( 0 .34 )
From net realized gain ...................... —  —  —  —  ( 0 .01 ) ( 0 .02 )
Total distributions ........................... (0.23) (0.48) (0.48) (0.43) (0.36) (0.36)
Net asset value, end of period ................. $ 6.95  $ 7.04  $ 6.91  $ 6.84  $ 6.45  $ 7.59
Total Return
(c)
Based on net asset value ..................... 1.96%
(d)
9.19% 8.26% 13.21% (10.35)% 5.34%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.63%
(f)
0.64% 0.61% 0.67% 0.65% 0.67%
Total expenses after fees waived and/or reimbursed ...
0.52%
(f)
0.54% 0.54% 0.57% 0.56% 0.57%
Net investment income ......................
6.38%
(f)
6.61% 6.90% 6.49% 5.15% 4.38%
Supplemental Data
Net assets, end of period (000) ................. $ 990,730  $ 471,666  $ 376,431  $ 263,380  $ 175,009  $ 224,592
Portfolio turnover rate ........................ 24% 56% 60% 50% 46% 57%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
BlackRock High Yield V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 7.04  $ 6.90  $ 6.84  $ 6.45  $ 7.59  $ 7.55
Net investment income
(a)
....................
0 .21  0 .44  0 .46  0 .41  0 .34  0 .31
Net realized and unrealized gain (loss) ...........
( 0 .09 ) 0 .17  0 .06  0 .40  ( 1 .14 ) 0 .08
Net increase (decrease) from investment operations ... 0.12  0.61  0.52  0.81  (0.80) 0.39
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .22 ) ( 0 .47 ) ( 0 .46 ) ( 0 .42 ) ( 0 .33 ) ( 0 .33 )
From net realized gain ...................... —  —  —  —  ( 0 .01 ) ( 0 .02 )
Total distributions ........................... (0.22) (0.47) (0.46) (0.42) (0.34) (0.35)
Net asset value, end of period ................. $ 6.94  $ 7.04  $ 6.90  $ 6.84  $ 6.45  $ 7.59
Total Return
(c)
Based on net asset value ..................... 1.69%
(d)
9.09% 7.85% 12.94% (10.56)% 5.23%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.87%
(f)
0.88% 0.89% 0.91% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed ...
0.76%
(f)
0.78% 0.78% 0.81% 0.80% 0.81%
Net investment income ......................
6.15%
(f)
6.38% 6.66% 6.23% 4.93% 4.13%
Supplemental Data
Net assets, end of period (000) ................. $ 764,745  $ 708,379  $ 640,077  $ 574,405  $ 492,285  $ 613,037
Portfolio turnover rate ........................ 24% 56% 60% 50% 46% 57%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
36
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
38
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
40
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock High Yield
V.I. Fund Azuria Water Solutions, Inc., Delayed Draw 1st Lien Term Loan .. $ 177,857 $ 178,018 $ 177,242 $ (776)
BlackRock High Yield
V.I. Fund
Coreweave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... 3,733,696 3,735,563 3,807,586 72,023
BlackRock High Yield
V.I. Fund Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 33,393 33,351 33,322 (29)
BlackRock High Yield
V.I. Fund Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 13,859 13,824 13,850 26
$ 71,244

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
42
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2026, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $2,357,717,297.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $892,834.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2026 , the amount waived was $ 14,560 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 546,547 $ 546,861 $ 1,093,408
Class I ................................................................................................................
0 .06%
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $919,652,791 and
$324,466,401, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $56,171,439.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 351,570
Class III ...................................................................................................... 368,294
$ 719,864
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 123
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 1,744,902,891 $ 23,853,990 $ (19,196,984) $ 4,657,006

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
44
any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
77,527,207 $ 541,129,923 19,052,289 $ 132,200,429
Shares issued in reinvestment of distributions ........................
2,660,757 18,591,234 4,174,170 29,078,493
Shares redeemed .........................................
(4,601,401) (32,079,198) (10,754,112) (74,662,158)
75,586,563 $ 527,641,959 12,472,347 $ 86,616,764
Class III
Shares sold .............................................
12,627,572 $ 87,908,713 15,096,912 $ 104,866,660
Shares issued in reinvestment of distributions ........................
3,189,867 22,288,957 6,422,054 44,688,198
Shares redeemed .........................................
(6,348,856) (44,078,782) (13,604,433) (93,424,908)
9,468,583 $ 66,118,888 7,914,533 $ 56,129,950
85,055,146 $ 593,760,847 20,386,880 $ 142,746,714

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
46
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

The Benefits and Risks of Leveraging
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a) (b)
.......... USD 250 $ 250,009
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.09%, 05/15/42
(a) (b)
.......... 205 205,153
AB Issuer LLC, Series 2026-1A, Class A2,
6.41%, 04/30/56
(b)
................. 343 344,653
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
4.48%, 12/25/33 ................ 90 88,850
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.02%, 05/25/37 ................ 80 11,307
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.09%, 01/18/43
(a) (b)
................ 300 299,789
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.26%, 08/18/40
(a) (b)
................ 980 981,905
Affirm Asset Securitization Trust, Series 2025-X2,
Class B, 4.56%, 10/15/30
(b)
........... 100 99,962
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 . 124 124,471
Series 2025-1A, Class B, 5.13%, 02/15/33 . 100 100,213
Series 2026-1A, Class A, 4.37%, 02/15/34 . 379 376,898
Series 2026-2A, Class A, 4.67%, 04/16/35 . 312 310,872
AIMCO CLO 18 Ltd., Series 2022-18A, Class
A1LR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 07/20/37
(a) (b)
..... 250 250,437
ALLO Issuer LLC, Series 2026-1A, Class A2,
5.61%, 06/20/56
(b)
................. 723 730,059
Anchorage Capital CLO 34 Ltd., Series 2025-
34A, Class A1, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 4.94%, 01/15/39
(a) (b)
250 250,345
Arbor Realty Commercial Real Estate Notes
LLC
(a)(b)
Series 2025-FL1, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.99%,
01/20/43 ..................... 640 639,527
Series 2026-FL1, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.14%,
09/20/43 ..................... 250 250,453
Ares LXX CLO Ltd., Series 2023-70A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 01/25/39
(a) (b)
......... 250 250,251
Ares XLIV CLO Ltd., Series 2017-44A, Class
CRR, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 04/15/34
(a) (b)
......... 250 249,160
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.24%, 05/25/35
(a)
...... 25 21,703
Ballyrock CLO 32 Ltd., Series 2025-32A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 01/25/39
(a) (b)
.......... 250 250,444
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.39%,
12/10/30
(a) (c) (d)
.................... 300 16,365
BARC, Series 2026-CES1, Class A1A, 4.84%,
01/25/56
(b) (e)
..................... 438 432,653
Barrow Hanley CLO II Ltd., Series 2023-2A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 03/31/38
(a) (b)
..... 250 250,353
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XIX Ltd., Series 2021-19A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor
+ 1.04%), 4.65%, 04/15/34
(a) (b)
......... USD 250 $ 249,981
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.77%,
02/28/40 ..................... 57 54,819
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.77%,
12/28/40 ..................... 9 10,163
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/30/38
(a) (b)
.......... 250 250,002
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 07/25/38
(a) (b)
.......... 250 250,503
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 01/27/39
(a) (b)
.......... 250 250,173
BBVA Consumer Fondo de Titulizacion
(a)(f)
Series 2026-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 2.50%), 4.72%, 05/20/39 EUR 94 107,036
Series 2026-1, Class F, (3-mo. EURIBOR at
0.00% Floor + 5.10%), 7.32%, 05/20/39 94 106,780
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . USD 40 1,877
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 1,800
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 1,361
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 03/25/37 ................ 9 8,732
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
4.46%, 04/25/37 ................ 214 206,154
Benefit Street Partners CLO 42 Ltd., Series
2025-42A, Class A, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%, 10/25/38
(a) (b)
250 250,288
Benefit Street Partners CLO 44 Ltd., Series
2025-44A, Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.89%, 01/15/39
(a) (b)
250 250,136
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1RR, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.85%,
07/20/39
(a) (b)
..................... 250 250,011
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class A, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.04%,
10/15/37
(a) (b)
..................... 250 250,426
Benefit Street Partners CLO XXXVII Ltd., Series
2024-37A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.02%, 01/25/38
(a) (b)
1,000 1,001,525
Black Diamond CLO Ltd., Series 2019-2A, Class
A1AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 07/23/32
(a) (b)
..... 75 74,838
BlueMountain CLO Ltd.
(a)(b)
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
4.94%, 04/20/31 ................ 18 18,394
Series 2018-3A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
10/25/30 ..................... 250 250,192
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A2, (3-mo. CME Term SOFR at
0.00% Floor + 1.86%), 5.54%, 10/20/30
(a) (b)
250 250,099

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (e)
... USD 101 $ 101,514
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 01/15/39
(a) (b)
.......... 250 250,371
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.01%, 07/20/38
(a) (b)
.......... 260 260,461
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.28%, 10/18/42
(a) (b)
................ 314 314,549
Canyon CLO Ltd., Series 2023-2A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.28%, 07/15/39
(a) (b)
.......... 250 250,530
Cardiff Auto Receivables Securitisation plc
(a)(f)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................ GBP 100 133,214
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................ 100 133,975
Carlyle US CLO Ltd., Series 2025-6A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.88%, 01/20/39
(a) (b)
.......... USD 250 249,844
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR at
0.32% Floor/12.50% Cap + 0.43%), 4.08%,
10/25/36
(a)
...................... 11 11,127
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.08%, 10/25/36
(a)
........... 29 19,728
CIFC Funding Ltd.
(a)(b)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
01/18/38 ..................... 860 862,971
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.91%, 10/15/38 ................ 250 250,347
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
10/24/38 ..................... 250 250,438
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/24/38 ..................... 250 250,806
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
10/24/38 ..................... 250 250,657
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
3.96%, 05/25/37 ................ 137 93,074
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.03%, 05/25/37 ................ 62 42,262
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
.... 189 186,468
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
........... 100 100,271
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 6 6,080
Series 1997-6, Class M1, 7.21%, 01/15/29 . 3 3,410
Series 1999-5, Class A5, 7.86%, 03/01/30 . 23 4,830
Series 1999-5, Class A6, 7.50%, 03/01/30 . 24 4,883
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 5,916
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
USD 151 $ 17,478
Series 2000-5, Class A7, 8.20%, 05/01/31 . 134 22,421
Consolidated Communications LLC
(b)
Series 2025-4A, Class B, 5.77%, 12/20/55 . 970 968,434
Series 2026-1A, Class A2, 5.08%, 03/20/56 205 202,416
Series 2026-1A, Class B, 5.42%, 03/20/56 . 117 114,679
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 3.98%,
12/25/25
(a)
...................... —
(g)
39
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 2.93%,
12/25/36
(e)
.................... 9 7,506
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (e)
................... 24 24,147
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (e)
................... 73 1,962
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.10%, 07/25/37
(a) (b)
.............. 29 19,482
Creeksource Dunes Creek CLO Ltd., Series
2024-1A, Class A1, (3-mo. CME Term SOFR
at 1.41% Floor + 1.41%), 5.08%, 01/15/38
(a) (b)
250 250,446
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (e)
............ 83 82,982
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.51%, 04/25/36
(a)
... 56 49,446
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor/16.00% Cap + 0.38%),
4.01%, 03/15/34
(a)
................. 3 3,174
CWABS, Inc. Asset-Backed Certificates Trust
(a)
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 4.66%,
10/25/34 ..................... 47 45,964
Series 2006-14, Class M1, (1-mo. CME Term
SOFR at 0.44% Floor + 0.55%), 4.20%,
02/25/37 ..................... 245 261,371
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 1 982
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor/16.00% Cap +
0.29%), 3.92%, 05/15/35 .......... —
(g)
23
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor/16.00% Cap +
0.29%), 3.92%, 05/15/36 .......... 5 5,392
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor/16.00% Cap +
0.26%), 3.89%, 11/15/36 ........... 4 3,780
D2 Multifamily Credit Issuer Ltd., Series 2026-
FL1, Class A, (1-mo. CME Term SOFR at
1.45% Floor + 1.45%), 5.09%, 11/19/43
(a) (b)
250 250,188
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
.............. 386 381,590
Deephaven Residential Mortgage Trust, Series
2025-CES1, Class A1A, 5.22%, 10/25/55
(b) (e)
102 101,235
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 04/20/38
(a) (b)
..... 1,300 1,302,218
Domain Greenbough Issuer 2 LLC, 14.57%,
01/23/32
(a) (b) (h)
.................... 219 217,601

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dowson plc
(a)(f)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.68%, 08/20/31 ................ GBP 246 $ 329,989
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.68%, 08/20/31 ............... 360 484,257
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 4.80%, 08/15/31
(a) (b)
..... USD 212 211,932
Dryden 85 CLO Ltd., Series 2020-85A, Class
A1LN, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/15/37
(a) (b)
..... 250 250,194
Edgeconnex Data Centers Europe BV, Series
2026-1X, Class A2, 4.50%, 04/30/56
(e) (f)
... EUR 259 295,559
Elmwood CLO 36 Ltd., Series 2024-12RA, Class
AR, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.02%, 10/20/37
(a) (b)
......... USD 500 500,750
Elmwood CLO IX Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.14% Floor
+ 1.14%), 4.82%, 04/20/38
(a) (b)
......... 250 249,864
FIGRE Trust
(a)(b)
Series 2024-SL1, Class A1, 5.75%, 07/25/53 148 148,017
Series 2025-HE1, Class A, 5.83%, 01/25/55 1,270 1,279,957
Series 2025-HE7, Class A, 5.15%, 11/25/55 139 137,796
Series 2026-HE1, Class A, 4.98%, 01/25/56 153 150,428
Financeit Securitization LP, Series 2026-1, Class
A, 4.04%, 05/25/51
(b)
............... CAD 500 322,443
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
4.10%, 10/25/34 ................ USD 33 30,237
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 12/25/36 ................ 470 180,361
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.91%, 12/25/36 ................ 225 195,577
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.36%, 01/25/36 ................ 101 92,488
Firstlight Issuer LLC, Series 2026-1A, Class A2,
5.87%, 06/20/56
(b)
................. 82 82,349
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
..................... 269 267,402
Fortuna Consumer Loan ABS DAC
(a)(f)
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.31%, 10/18/34 EUR 61 71,361
Series 2026-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.71%, 10/18/37 100 114,465
Foundation Finance Trust, Series 2025-1A, Class
A, 4.95%, 04/15/50
(b)
............... USD 169 168,548
Fremont Home Loan Trust, Series 2006-3, Class
1A1, (1-mo. CME Term SOFR at 0.28% Floor
+ 0.39%), 4.04%, 02/25/37
(a)
.......... 56 41,644
FS Rialto Issuer LLC
(a)(b)
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.27%,
10/19/39 ..................... 209 209,211
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.09%,
01/19/44 ..................... 133 133,051
FTA Consumo Santander
(a)(f)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.54%, 07/20/38 ..... EUR 57 64,929
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.89%, 07/20/38 ..... EUR 57 $ 65,043
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.89%, 09/22/43
(a) (f)
........... 48 55,149
GoldenTree Loan Management US CLO 23
Ltd., Series 2024-23A, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 4.95%,
01/20/39
(a) (b)
..................... USD 820 821,069
GoldenTree Loan Management US CLO 25
Ltd., Series 2025-25A, Class A, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%), 5.00%,
04/20/37
(a) (b)
..................... 250 250,438
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.99%, 04/17/38
(a) (b)
..... 250 250,429
Golub Capital Partners CLO 17 Ltd., Series
2013-17A, Class A1RR, (3-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.12%,
02/09/39
(a) (b)
..................... 750 749,613
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 . 213 213,713
Series 2025-1A, Class A, 5.38%, 02/20/49 . 431 432,373
Series 2025-1A, Class B, 6.27%, 02/20/49 . 81 81,918
Series 2025-3A, Class A, 5.00%, 10/20/49 . 585 577,208
Great Lakes CLO IX Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 01/15/39
(a) (b)
.......... 250 249,921
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 . 41 41,505
Series 2024-2, Class B, 5.26%, 10/27/59 .. 77 77,529
Series 2025-2A, Class C, 5.26%, 06/25/60 . 123 121,959
Series 2025-3A, Class A3, 4.52%, 12/27/60 200 198,860
Series 2026-REV1, Class A, 4.93%, 05/15/41 769 768,565
Series 2026-REV1, Class B, 5.20%, 05/15/41 100 99,996
Series 2026-REV1, Class C, 5.45%, 05/15/41 100 100,005
GS Mortgage-Backed Securities Trust
(b)(e)
Series 2026-CES1, Class A1, 4.90%,
05/25/56 ..................... 598 591,676
Series 2026-CES1, Class A2, 5.27%,
05/25/56 ..................... 139 137,851
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 24 4,096
GSAMP Trust
(a)
Series 2006-HE4, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.21%, 06/25/36 ................ 200 174,466
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.16%, 01/25/47 ................ 17 8,402
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.14%, 02/25/37 ................ 40 39,345
Hill FL BV
(a)(f)
Series 2025-1FL, Class E, (1-mo. EURIBOR
at 0.00% Floor + 2.64%), 4.85%, 10/18/32 EUR 138 158,361
Series 2026-1FL, Class E, (1-mo. EURIBOR
at 0.00% Floor + 2.98%), 5.19%, 06/18/34 100 114,265
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.06%, 05/25/37
(a)
.......... USD 42 37,172
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.57%,
07/25/34
(a)
...................... 8 7,664

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... USD 47 $ 3,860
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 6.23%,
07/21/87
(a) (f)
...................... AUD 163 112,193
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2, Class B2, (30-day Average
SOFR at 0.00% Floor + 1.20%), 4.81%,
09/20/33
(a) (b)
..................... USD 336 336,578
INCREF LLC
(a)(b)
Series 2025-FL1, Class A, (1-mo. CME Term
SOFR at 1.73% Floor + 1.73%), 5.37%,
10/19/42 ..................... 100 100,198
Series 2026-FL2, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
12/19/43 ..................... 130 130,092
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a) (b)
.......... 250 250,437
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (e)
........ —
(g)
460
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.17%,
05/25/36
(a)
...................... 27 26,833
J.P. Morgan Mortgage Trust, Series 2026-CES1,
Class A1B, 4.96%, 06/25/56
(b) (e)
........ 331 327,534
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
......... 890 879,165
Kennedy Lewis CLO 12 Ltd., Series 2023-12A,
Class AR, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.01%, 07/20/38
(a) (b)
..... 300 300,574
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.91%, 04/22/36
(a) (b)
..... 250 250,261
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
ARR, (3-mo. CME Term SOFR at 1.43% Floor
+ 1.43%), 5.11%, 07/20/37
(a) (b)
......... 250 250,418
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
4.80%, 02/09/35
(a) (b)
................ 250 249,917
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
4.77%, 07/15/34
(a) (b)
................ 250 250,033
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.00%,
04/15/31
(a) (b)
..................... 15 14,678
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor + 1.28%), 4.96%,
07/20/34
(a) (b)
..................... 250 250,239
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 4 3,674
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.06%, 12/25/37
(a)
........... 9 9,741
Lendmark Funding Trust
(b)
Series 2025-3A, Class A, 4.51%, 05/21/35 . 449 441,643
Series 2025-3A, Class B, 4.83%, 05/21/35 . 100 97,939
Series 2026-1A, Class A, 4.80%, 11/20/35 . 215 213,520
LMRE 2025 SFR1 Trust, Series 2025-SFR1,
Class A, 4.50%, 12/17/42
(b)
........... 166 160,037
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LoanCore Issuer LLC, Series 2025-CRE9, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.09%, 08/18/42
(a) (b)
.......... USD 515 $ 514,998
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.74%, 12/15/35
(a) (f)
..... GBP 100 132,587
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
.......... USD 174 174,847
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/27/34
(a) (b)
250 250,012
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.38%, 10/17/38
(a) (b)
250 250,705
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.04%, 07/16/37
(a) (b)
260 260,414
Mariner Finance Issuance Trust
(b)
Series 2024-BA, Class A, 4.91%, 11/20/38 . 238 237,605
Series 2024-BA, Class D, 6.36%, 11/20/38 100 101,251
Series 2025-AA, Class A, 4.98%, 05/20/38 . 176 176,268
Series 2025-BA, Class A, 4.59%, 11/22/38 . 379 375,946
Series 2026-AA, Class A, 5.01%, 05/20/39 . 296 295,957
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.28%, 06/25/46
(a) (b)
..... 5 4,613
Mercury Financial Credit Card Master Trust,
Series 2026-2A, Class A, 5.07%, 06/21/32
(b)
364 363,023
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.15%, 08/25/37 ................ 36 38,006
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
3.94%, 06/25/37 ................ 23 4,742
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
4.99%, 02/18/41
(a) (b)
................ 234 234,091
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL19, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%), 5.13%,
05/18/42
(a) (b)
..................... 169 169,207
Mila BV, Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor + 2.72%), 4.81%,
10/12/42
(a) (f)
...................... EUR 100 114,014
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.36%, 12/25/34 ................ USD 155 147,164
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
4.63%, 09/25/35 ................ 98 83,013
Navient Education Loan Trust, Series 2026-A,
Class A, 4.86%, 09/15/56
(b)
........... 117 116,553
Navient Refinance Loan Trust
(b)
Series 2025-B, Class A, 4.72%, 09/15/55 .. 295 293,204
Series 2025-C, Class A, 4.80%, 10/15/55 .. 206 205,399
Nelnet Student Loan Trust
(b)
Series 2025-AA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.10%), 4.69%,
03/15/57
(a)
.................... 259 257,573
Series 2025-BA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.35%), 4.94%,
05/17/55
(a)
.................... 743 744,814
Series 2025-BA, Class B, 4.98%, 05/17/55 420 414,418

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-BA, Class C, 5.38%, 05/17/55 USD 170 $ 165,885
Series 2025-CA, Class A1B, (30-day Average
SOFR at 1.35% Floor + 1.35%), 4.96%,
06/22/65
(a)
.................... 308 308,724
Series 2025-CA, Class D, 5.82%, 06/22/65 135 130,727
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 6.39%,
07/15/32
(a) (f)
...................... GBP 100 133,843
Oaktree CLO Ltd., Series 2025-31A, Class A,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 07/15/38
(a) (b)
.......... USD 250 250,420
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/15/31 . 11 3,204
Series 2001-D, Class A4, 6.93%, 09/15/31 . 7 2,271
Series 2002-B, Class M1, 7.62%, 06/15/32 46 46,231
OCP CLO Ltd.
(a)(b)
Series 2020-8RA, Class AR2, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
4.90%, 10/17/38 ................ 250 250,132
Series 2021-22A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.03%, 10/20/37 ................ 250 250,462
Series 2025-46A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 5.05%,
10/15/38 ..................... 250 250,147
OHA Credit Funding 10-R Ltd., Series 2021-
10RA, Class A1, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 4.94%, 07/18/37
(a) (b)
250 250,248
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.96%, 07/19/38
(a) (b)
300 300,296
OHS Issuer LLC, Series 2026-1A, Class A2,
5.98%, 02/25/61
(b)
................. 465 453,361
OneMain Financial Issuance Trust
(b)
Series 2026-1A, Class B, 5.20%, 07/14/39 . 190 190,483
Series 2026-1A, Class C, 5.40%, 07/14/39 . 400 401,075
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
3.97%, 03/25/37
(a)
............... 90 75,237
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 54 48,420
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 129 113,990
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(e)
.................... 29 28,700
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
......... 49 43,410
OZLM Funding II Ltd., Series 2012-2A, Class
AR4, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.86%, 07/30/37
(a) (b)
......... 250 250,033
OZLM XVIII Ltd., Series 2018-18A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.48%, 04/15/31
(a) (b)
.......... 112 112,260
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.90%, 08/14/38 ................ 700 701,014
Series 2025-4A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 4.95%,
10/20/38 ..................... 250 250,376
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Park Blue CLO Ltd.
(a)(b)
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/20/38 ..................... USD 910 $ 911,826
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.68%,
10/20/38 ..................... 250 250,865
Series 2025-10A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
01/20/39 ..................... 250 250,368
Pavillion Consumer plc, Series 2025-1X, Class
C, (Sterling Overnight Index Average at
0.00% Floor + 1.60%), 5.33%, 01/25/36
(a) (f)
. GBP 100 132,542
Perimeter Master Note Business Trust, Series
2026-1A, Class A, 6.01%, 01/15/32
(b)
.... USD 700 699,914
PFP Ltd.
(a)(b)
Series 2026-13, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.14%,
08/18/43 ..................... 134 134,102
Series 2026-14, Class A, (1-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.97%,
12/18/43 ..................... 200 200,169
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
....... 332 329,814
Post CLO Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.98%, 10/20/38 ................ 250 250,325
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/38 ..................... 250 250,418
Rad CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.10%, 01/15/35
(a) (b)
.......... 250 250,065
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (b)
.......... 1,050 1,051,425
Regatta 35 Funding Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 10/15/38
(a) (b)
.......... 500 500,869
Regional Management Issuance Trust
(b)
Series 2024-2, Class A, 5.11%, 12/15/33 .. 100 100,139
Series 2025-2, Class A, 4.59%, 11/16/37 .. 553 548,689
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 .. 465 467,096
Series 2024-B, Class B, 5.86%, 11/20/37 .. 164 164,914
Series 2025-A, Class A, 4.59%, 11/20/34 .. 230 227,870
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
...................... 348 336,971
Rockford Tower CLO Ltd., Series 2025-3A, Class
A1, (3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 03/31/38
(a) (b)
.......... 250 250,437
RR 24 Ltd., Series 2022-24A, Class A1A2,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 01/15/37
(a) (b)
.......... 500 500,625
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.05%, 01/30/38
(a) (b)
..... 250 250,438
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.09%, 07/20/38 ................ 250 250,390

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
07/20/38 ..................... USD 250 $ 250,699
Sandstone Peak IV Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.95%, 01/20/39
(a) (b)
.......... 250 250,394
Santander Consumo 10 FT
(a)(f)
Series 10, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 05/22/41 EUR 100 114,405
Series 10, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.14%, 05/22/41 100 114,461
SC Austria SARL, Series 2025-1, Class D,
(3-mo. EURIBOR at 0.00% Floor + 1.80%),
3.97%, 07/25/41
(a) (f)
................ 100 114,771
SC Germany SA Compartment Consumer,
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.63%, 12/15/38
(a) (f)
. 100 114,007
Scooters Coffee Issuer LLC, Series 2026-1A,
Class A2, 6.38%, 05/20/56
(b)
.......... USD 622 624,040
Secucor Finance DAC
(a)(f)
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.40%), 5.65%, 09/20/36 EUR 100 113,912
Series 2025-1, Class F, (1-mo. EURIBOR at
0.00% Floor + 6.20%), 8.45%, 09/20/36 100 114,865
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
................. USD 139 135,069
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR at
0.42% Floor + 0.53%), 4.18%, 10/25/36
(a)
. 100 82,272
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.00%, 01/20/38
(a) (b)
......... 250 250,357
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a) (b)
.......... 250 250,040
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 01/20/38
(a) (b)
250 249,836
SMB Private Education Loan Trust, Series
2024-A, Class A1B, (30-day Average SOFR at
1.45% Floor + 1.45%), 5.04%, 03/15/56
(a) (b)
147 148,215
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class B, 5.12%, 02/27/34 .. 100 100,487
Series 2026-B, Class A, 4.40%, 02/25/36 .. 804 802,698
Series 2026-B, Class B, 4.90%, 02/25/36 .. 75 74,661
Series 2026-B, Class C, 5.20%, 02/25/36 . 75 74,882
Series 2026-B, Class D, 5.56%, 02/25/36 . 75 74,450
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR at
0.80% Floor + 0.91%), 4.56%, 01/25/35
(a)
. 1 912
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
........... 147 146,500
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
................. 314 311,888
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 01/20/38
(a) (b)
......... 250 250,470
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.86%, 04/15/37
(a) (b)
......... 250 250,081
Symphony CLO XXI Ltd., Series 2019-21A,
Class AR2, (3-mo. CME Term SOFR at 0.90%
Floor + 0.90%), 4.57%, 07/15/32
(a) (b)
..... 114 114,031
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
.............. 439 433,675
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TAGUS - Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.21%, 10/27/42
(a) (f)
. EUR 60 $ 69,784
Towd Point Mortgage Trust, Series 2025-CRM1,
Class A1, 5.80%, 01/25/65
(b) (e)
......... USD 1,227 1,228,789
Trestles CLO VIII Ltd., Series 2025-8A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.93%, 07/20/39
(a) (b)
......... 250 250,238
Trimaran CAVU Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.95%, 03/20/38 ................ 250 250,304
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
01/25/38 ..................... 460 460,820
Truist Bank Auto Credit-Linked Notes
(b)
Series 2025-1, Class B, 4.73%, 09/26/33 .. 300 299,174
Series 2026-1, Class B, 5.07%, 06/26/34 .. 250 249,626
UPG HI Issuer Trust
(b)
Series 2025-2, Class A, 5.00%, 09/25/47 .. 120 119,839
Series 2026-1, Class A, 5.03%, 02/25/48 .. 415 413,744
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST5, Class B, 5.25%, 09/15/32 100 99,580
Series 2025-ST6, Class A, 4.61%, 10/15/32 173 172,391
Series 2025-ST7, Class A, 4.55%, 11/15/32 164 164,393
Series 2025-ST7, Class B, 4.98%, 11/15/32 187 186,552
Series 2025-ST8, Class C, 5.25%, 12/15/33 139 137,754
Series 2026-ST2, Class A, 4.41%, 06/15/34 254 253,855
Upland CLO Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 5.59%, 04/20/31
(a) (b)
.......... 73 73,419
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
................. 347 344,208
Vehis Auto Leasing DAC, Series 2026-1, Class
B, (WIBR3M at 0.00% Floor + 5.50%), 9.33%,
06/25/34
(a) (f)
...................... PLN 885 235,260
Vista Point Securitization Trust
(b)(e)
Series 2025-CES3, Class A1, 5.30%,
11/25/55 ..................... USD 327 324,616
Series 2026-CES1, Class A1, 5.03%,
02/25/56 ..................... 1,695 1,676,197
Series 2026-CES1, Class A2, 5.23%,
02/25/56 ..................... 271 265,702
VMC Finance LLC, Series 2026-FL6, Class A,
(1-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.25%, 11/19/43
(a) (b)
.......... 212 211,576
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 01/20/38
(a) (b)
..... 679 680,188
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.12%, 09/25/36 ................ 113 27,862
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR at 0.31% Floor + 0.42%),
4.07%, 10/25/36 ................ 90 68,975
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.83%, 04/18/38
(a) (b)
113 112,948
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 01/24/37
(a) (b)
..... 250 249,884

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wise CLO Ltd., Series 2026-1A, Class A, (3-mo.
CME Term SOFR at 1.22% Floor + 1.22%),
4.99%, 07/20/39
(a) (b)
................ USD 500 $ 499,375
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.16%, 06/25/37
(a) (b)
.......... 69 20,332
Total Asset-Backed Securities — 7 .2%
(Cost: $ 71,282,848 ) ............................... 70,346,335
Shares
Shares
Common Stocks
Aerospace & Defense — 0.0%
Applied Aerospace & Defense, Inc.
(d)
....... 110 2,506
Boeing Co. (The)
(d)
................... 69 14,936
GE Aerospace ...................... 20 7,475
24,917
Banks — 0.1%
Flagstar Bank NA .................... 24,883 371,752
Building Products — 0.0%
Carrier Global Corp. .................. 102 7,482
Trane Technologies plc ................ 32 15,717
23,199
Capital Markets — 0.0%
Wealthfront Corp.
(d)
.................. 3,067 27,419
Chemicals — 0.0%
Methanex Corp. ..................... 1,126 51,965
Commercial Services & Supplies — 0.0%
(d)(h)
Anduril Engineering LLC , Series H , (Acquired
04/28/26 , cost $ 245,472 )
(i)
............ 3,560 245,462
WOM New Holdco ................... 86 1,290
246,752
Communications Equipment — 0.0%
Vistance Networks, Inc.
(d)
.............. 10,409 133,027
Electric Utilities — 0.0%
PG&E Corp. ....................... 3,793 63,798
Electrical Equipment — 0.0%
GE Vernova, Inc. .................... 11 12,923
Innio NV
(d)
......................... 41 1,622
14,545
Energy Equipment & Services — 0.0%
EagleRock Land LLC , Class A
(d)
.......... 26 552
Solaris Energy Infrastructure, Inc. , Class A ... 4,119 331,415
331,967
Entertainment — 0.0%
Walt Disney Co. (The) ................ 434 41,773
Financial Services — 0.0%
Caturus LLC
(d) (h)
..................... 7,482 —
Hotels, Restaurants & Leisure — 0.1%
(d)
Caesars Entertainment, Inc. ............ 3,483 105,117
Genius Sports Ltd. ................... 28,152 170,601
Six Flags Entertainment Corp. ........... 2,868 61,088
336,806
Security
Shares
Shares Value
Household Durables — 0.0%
Century Communities, Inc. ............. 1,535 $ 109,998
KB Home ......................... 599 37,491
Meritage Homes Corp. ................ 1,221 102,381
249,870
Independent Power and Renewable Electricity Producers — 0.0%
Fervo Energy Co. , Class A
(d)
............ 119 3,478
IT Services — 0.0%
CoreWeave, Inc. , Class A
(d)
............. 469 46,684
Media — 0.1%
(d)
AMC Global Media, Inc. , Class A ......... 7,055 70,409
EchoStar Corp. , Class A ............... 5,884 597,225
667,634
Metals & Mining — 0.0%
(d)
Algoma Steel Group, Inc. .............. 15,104 61,171
USA Rare Earth LLC , (Acquired 01/26/26 , cost
$ 28,079 )
(i)
....................... 1,306 28,184
89,355
Oil, Gas & Consumable Fuels — 0.0%
APA Corp. ........................ 1,691 55,076
Marathon Petroleum Corp. ............. 259 66,218
PBF Energy, Inc. , Class A .............. 1,353 61,589
SM Energy Co. ..................... 3,296 86,026
Valero Energy Corp. .................. 134 34,899
Williams Cos., Inc. (The) ............... 66 4,906
308,714
Pharmaceuticals — 0.0%
Eli Lilly & Co. ...................... 9 10,795
Semiconductors & Semiconductor Equipment — 0.0%
(d)
Cerebras Systems, Inc. , Class A .......... 7 1,547
First Solar, Inc. ..................... 20 4,719
6,266
Software — 0.0%
(d)
Synopsys, Inc. ...................... 28 12,490
Zoom Communications, Inc. , Class A ...... 92 7,941
20,431
Trading Companies & Distributors — 0.0%
QXO, Inc.
(d)
........................ 1,321 22,827
Total Common Stocks — 0 .3%
(Cost: $ 3,334,745 ) ............................... 3,093,974
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Airbus SE, 3.38%, 05/13/33
(f)
........... EUR 150 170,964
Boeing Co. (The)
6.63% , 02/15/38 .................. USD 162 176,845
3.65% , 03/01/47 .................. 100 72,289
5.93% , 05/01/60 .................. 119 117,057
Bombardier, Inc., 8.75%, 11/15/30
(b)
....... 100 105,705
Honeywell Aerospace, Inc.
(b)
4.00% , 03/16/29 .................. 100 98,634
4.95% , 03/16/36 .................. 89 87,641
L3Harris Technologies, Inc., 5.25%, 06/01/31 . 79 80,457
Leidos, Inc., 5.00%, 03/15/36 .......... 14 13,484
Lockheed Martin Corp.
3.80% , 03/01/45 .................. 61 48,550
4.15% , 06/15/53 .................. 100 79,306

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Northrop Grumman Corp., 4.03%, 10/15/47 .. USD 86 $ 68,493
RTX Corp.
3.13% , 05/04/27 .................. 100 98,959
3.75% , 11/01/46 .................. 200 153,617
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 100 100,996
7.13% , 12/01/31 .................. 100 103,546
6.38% , 05/31/33 .................. 100 100,951
1,677,494
Air Freight & Logistics — 0.0%
FedEx Corp., 4.10%, 02/01/45 .......... 100 83,147
Automobile Components — 0.1%
American Axle & Manufacturing, Inc., 7.75%,
10/15/33
(b)
..................... 100 98,787
Clarios Global LP, 6.75%, 09/15/32
(b)
...... 100 102,129
Cooper-Standard Automotive, Inc., 9.25%,
03/01/31
(b)
..................... 100 100,785
Goodyear Tire & Rubber Co. (The), 5.25%,
07/15/31 ...................... 100 89,007
Mahle GmbH, 7.13%, 07/15/32
(f)
......... EUR 100 120,355
Schaeffler AG, 5.00%, 05/13/33
(f)
........ 100 115,637
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 100 100,625
ZF Europe Finance BV, 7.00%, 06/12/30
(f)
... EUR 100 121,477
ZF North America Capital, Inc., 7.50%,
03/24/31
(b)
..................... USD 200 201,349
1,050,151
Automobiles — 0.1%
Ford Motor Co., 4.75%, 01/15/43 ........ 31 24,385
General Motors Co.
5.35% , 04/15/28 .................. 105 106,063
6.25% , 10/02/43 .................. 95 95,524
Nissan Motor Acceptance Co. LLC
(b)
5.63% , 09/29/28 .................. 46 45,894
6.13% , 09/30/30 .................. 100 98,302
Nissan Motor Co. Ltd., 6.38%, 07/17/33
(f)
... EUR 100 116,637
486,805
Banks — 1.9%
ABN AMRO Bank NV, 4.63%, 11/08/30
(f)
.... GBP 200 261,169
Axis Bank Ltd.
(f)
5.35% , 06/30/31 .................. USD 200 200,978
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.60%), 6.88%
(a) (j)
.. 500 502,500
Banco Santander SA
4.63% , 11/17/30
(f)
................. GBP 200 262,314
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
.................... USD 200 180,985
Bank of America Corp.
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(a)
.................... 134 131,760
(1-day SOFR + 1.06%), 2.09% , 06/14/29
(a)
100 95,227
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(a)
.................... 100 99,211
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(a)
.................... 146 139,540
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(a)
.................... 100 92,412
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
220 195,211
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(a)
369 376,223
(1-day SOFR + 1.74%), 5.52% , 10/25/35
(a)
130 130,601
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(a)
100 102,017
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(a)
.................... 132 115,102
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.13%), 5.05% , 02/06/37
(a)
USD 135 $ 132,958
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37
(a)
.................... 128 118,954
5.88% , 02/07/42 .................. 159 165,024
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(a)
.................... 93 76,765
Bank of Nova Scotia (The), (1-day SOFR +
1.05%), 4.81%, 02/02/34
(a)
........... 38 37,415
BNP Paribas SA, (3-mo. EURIBOR + 1.05%),
3.74%, 04/20/34
(a) (f)
............... EUR 300 341,844
Citigroup, Inc.
6.63% , 01/15/28 .................. USD 100 103,225
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(a)
200 200,158
4.13% , 07/25/28 .................. 100 98,959
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
201 189,797
5.92% , 12/11/30
(a)
................. 1,114 1,057,373
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
100 92,822
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
16 15,792
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
221 219,872
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(a)
.................... 100 101,245
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
129 131,483
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
21 20,883
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(a)
.................... 94 92,926
5.88% , 01/30/42 .................. 87 89,985
Citizens Financial Group, Inc.
(a)
(1-day SOFR + 1.26%), 5.25% , 03/05/31 . 10 10,107
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36 ..................... 26 25,747
First Citizens BancShares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 5.60%, 09/05/35
(a)
.... 52 51,058
HSBC Holdings plc
(1-day SOFR + 3.35%), 7.39% , 11/03/28
(a)
200 207,089
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(a)
.................... 260 253,669
(1-day SOFR + 1.52%), 5.73% , 05/17/32
(a)
200 206,241
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.25%),
5.70% , 05/26/32
(a) (f)
.............. AUD 370 256,733
(1-day SOFR + 1.32%), 5.21% , 05/12/34
(a)
USD 283 281,992
6.50% , 09/15/37 .................. 117 126,480
Huntington Bancshares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.70%), 6.14%, 11/18/39
(a)
.... 98 100,095
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 772 771,772
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 100 103,045
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30 ..................... 100 97,253
(1-day SOFR + 1.04%), 4.60% , 10/22/30 . 320 318,567
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 340 299,479
(1-day SOFR + 2.58%), 5.72% , 09/14/33 . 50 51,603
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 292 296,901
(1-day SOFR + 1.81%), 6.25% , 10/23/34 . 96 102,748
(1-day SOFR + 1.64%), 5.58% , 07/23/36 . 108 109,641
(1-day SOFR + 1.19%), 4.81% , 10/22/36 . 313 304,312
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41 ..................... 145 111,843

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48 ..................... USD 74 $ 59,009
Lloyds Banking Group plc
4.38% , 03/22/28 .................. 208 207,391
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(a)
.................... 244 244,334
M&T Bank Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.43%), 5.40%, 07/30/35
(a)
........... 47 46,916
Mitsubishi UFJ Financial Group, Inc.
2.56% , 02/25/30 .................. 200 185,327
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.51% ,
01/14/32
(a)
.................... 234 230,022
Mizuho Financial Group, Inc.
(a)
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31 ..................... 225 203,032
(1-day SOFR + 1.08%), 4.78% , 07/13/32 . 300 300,282
Morgan Stanley Finance LLC, 6.18%, 05/08/31
(a) (
b) (h)
......................... EUR 1,243 1,400,723
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ..................... USD 200 197,453
(3-mo. SOFR + 2.13%), 4.45% , 05/08/30 . 200 198,109
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 253 260,718
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 186 188,434
Royal Bank of Canada
(a)
(SOFR Index + 0.86%), 4.52% , 10/18/28 . 148 148,010
(1-day SOFR + 0.70%), 4.00% , 11/03/28 . 100 99,346
(1-day SOFR + 0.89%), 4.50% , 08/06/29 . 100 99,668
(1-day SOFR + 1.01%), 4.61% , 05/03/32 . 32 31,634
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.67%), 7.00%
(a) (f) (j)
............... 400 402,600
Sumitomo Mitsui Financial Group, Inc.
3.54% , 01/17/28 .................. 100 98,581
2.47% , 01/14/29 .................. 200 189,826
5.71% , 01/13/30 .................. 200 205,844
(1-day SOFR + 1.05%), 4.75% , 07/07/32
(a)
250 250,011
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33% ,
03/03/41
(a)
.................... 165 160,646
Toronto-Dominion Bank (The)
4.11% , 06/08/27 .................. 100 99,758
4.87% , 04/22/33 .................. 196 194,553
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(a)
.................... 15 15,043
Truist Financial Corp.
(a)
(1-day SOFR + 2.45%), 7.16% , 10/30/29 . 223 234,876
(1-day SOFR + 2.30%), 6.12% , 10/28/33 . 126 133,015
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 213 213,031
(1-day SOFR + 1.60%), 4.84% , 02/01/34 . 175 172,676
Washington Mutual Escrow Bonds
(c)(d)(h)
0.00% , 11/06/09 .................. 300 —
0.00% , 09/19/17
(k)
................. 250 —
0.00% , 09/29/17 .................. 500 —
Wells Fargo & Co.
4.30% , 07/22/27 .................. 200 199,864
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(a)
142 143,277
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(a)
.................... 100 99,164
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(a)
USD 167 $ 167,456
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(a)
353 365,161
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(a)
.................... 249 246,316
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(a)
66 67,006
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
190 205,075
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(a)
128 131,203
5.38% , 11/02/43 .................. 257 241,625
4.65% , 11/04/44 .................. 27 22,963
(1-day SOFR + 1.23%), 5.43% , 01/23/47
(a)
67 64,351
Westpac Banking Corp.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33 ..................... 100 101,113
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35 ..................... 104 93,668
18,878,215
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 119 115,824
Anheuser-Busch InBev Worldwide, Inc.
4.95% , 01/15/42 .................. 135 127,333
5.55% , 01/23/49 .................. 296 290,782
Carlsberg Breweries A/S, (5-Year EURIBOR ICE
Swap Rate + 1.93%), 4.88%, 12/30/79
(a) (f)
. EUR 180 209,768
Coca-Cola Co. (The), 2.00%, 03/05/31 ..... USD 219 196,636
Constellation Brands, Inc.
3.50% , 05/09/27 .................. 100 99,243
4.65% , 11/15/28 .................. 215 214,971
Keurig Dr Pepper, Inc.
3.43% , 06/15/27 .................. 100 98,969
5.05% , 03/15/29 .................. 102 102,753
3.20% , 05/01/30 .................. 101 95,013
PepsiCo, Inc.
4.60% , 02/07/30 .................. 100 100,792
3.60% , 08/13/42 .................. 385 308,891
1,960,975
Biotechnology — 0.2%
AbbVie, Inc.
3.20% , 11/21/29 .................. 410 392,592
4.40% , 03/15/33 .................. 89 87,083
5.20% , 03/15/35 .................. 131 133,137
4.85% , 06/15/44 .................. 135 123,914
5.60% , 03/15/55 .................. 82 81,291
Amgen, Inc.
3.00% , 02/22/29 .................. 287 276,437
3.35% , 02/22/32 .................. 132 122,487
5.65% , 06/15/42 .................. 113 112,882
4.88% , 03/01/53 .................. 27 23,498
4.40% , 02/22/62 .................. 115 89,973
Biogen, Inc., 5.05%, 01/15/31 .......... 66 66,787
Gilead Sciences, Inc.
4.80% , 11/15/29 .................. 282 284,807
5.65% , 12/01/41 .................. 127 129,429
4.50% , 02/01/45 .................. 27 23,491
1,947,808
Broadline Retail — 0.4%
Amazon.com, Inc.
4.10% , 11/20/30 .................. 96 94,349
4.25% , 03/13/31 .................. 100 98,466
4.55% , 03/13/33 .................. 100 98,371
4.88% , 03/13/36 .................. 127 125,019
5.65% , 03/13/46 .................. 150 148,490

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.95% , 04/13/52 .................. USD 824 $ 625,602
5.80% , 03/13/56 .................. 186 184,813
5.95% , 03/13/66 .................. 1,365 1,357,159
6.05% , 03/13/76 .................. 125 124,622
eBay, Inc., 3.60%, 06/05/27 ........... 100 99,128
Rakuten Group, Inc., 9.75%, 04/15/29
(f)
.... 700 760,766
Wayfair LLC, 7.75%, 09/15/30
(b)
......... 100 105,124
3,821,909
Building Products — 0.1%
(b)
Builders FirstSource, Inc., 6.75%, 05/15/35 .. 100 101,957
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 100 102,233
Quikrete Holdings, Inc., 6.38%, 03/01/32 ... 100 102,118
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31 ...................... 100 105,446
Standard Industries, Inc., 4.38%, 07/15/30 .. 100 94,975
506,729
Capital Markets — 1.7%
Ares Capital Corp., 5.50%, 09/01/30 ...... 134 132,350
Bank of New York Mellon Corp. (The)
3.30% , 08/23/29 .................. 166 159,559
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(a)
.................... 35 34,960
Blackstone Private Credit Fund
5.60% , 11/22/29 .................. 60 59,191
5.95% , 05/15/31 .................. 51 50,207
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 155 152,688
Blue Owl Credit Income Corp.
7.75% , 01/15/29 .................. 13 13,402
5.80% , 03/15/30 .................. 100 97,429
Blue Owl Finance LLC, 6.25%, 04/18/34 .... 65 63,638
Brookfield Finance, Inc., 6.35%, 01/05/34 ... 100 105,980
Charles Schwab Corp. (The), (1-day SOFR +
2.50%), 5.85%, 05/19/34
(a)
........... 130 135,840
Deutsche Bank AG, (1-day SOFR + 2.26%),
3.74%, 01/07/33
(a)
................ 316 289,690
FS KKR Capital Corp., 6.13%, 01/15/31 .... 100 96,137
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.32%), 4.94% , 04/23/28 . 396 397,128
(1-day SOFR + 1.73%), 4.48% , 08/23/28 . 768 767,270
(1-day SOFR + 1.21%), 5.05% , 07/23/30 . 179 180,049
(1-day SOFR + 1.06%), 4.37% , 10/21/31 . 214 209,300
(1-day SOFR + 0.96%), 4.52% , 01/21/32 . 26 25,510
(1-day SOFR + 1.03%), 4.97% , 06/03/32 . 48 47,972
(1-day SOFR + 1.25%), 2.38% , 07/21/32 . 106 93,684
(1-day SOFR + 1.41%), 3.10% , 02/24/33 . 118 106,877
(3-mo. EURIBOR + 0.95%), 3.51% ,
08/17/33
(f)
.................... EUR 790 896,582
(1-day SOFR + 1.33%), 4.94% , 10/21/36 . USD 170 165,080
(3-mo. EURIBOR + 1.10%), 3.98% ,
12/18/36
(f)
.................... EUR 200 228,892
(1-day SOFR + 1.31%), 5.43% , 06/03/37 . USD 35 35,120
(3-mo. CME Term SOFR + 1.69%), 4.41% ,
04/23/39 ..................... 215 194,429
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41 ..................... 134 130,532
GS Finance Corp.
(a)
5.95% , 01/15/31 .................. 2,360 2,269,154
6.11% , 02/17/31 .................. 646 624,742
7.35% , 02/17/31 .................. 1,341 1,303,910
6.70% , 05/14/31
(b) (f) (h)
............... EUR 762 870,661
Intercontinental Exchange, Inc.
4.00% , 09/15/27 .................. USD 105 104,464
3.63% , 09/01/28 .................. 100 98,123
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.35% , 06/15/29 .................. USD 376 $ 372,838
4.60% , 03/15/33 .................. 97 95,046
Jane Street Group, 6.75%, 05/01/33
(b)
..... 100 102,837
LPL Holdings, Inc., 6.75%, 11/17/28 ...... 129 134,119
Macquarie Bank Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 1.32%), 5.77%,
08/20/36
(a) (f)
.................... AUD 400 276,466
Mirae Asset Securities Co. Ltd., 5.13%,
07/06/29
(f)
..................... USD 200 199,878
Morgan Stanley
3.63% , 01/20/27 .................. 114 113,552
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(a)
100 102,127
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(a)
100 101,324
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
314 320,754
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(a)
100 100,698
(1-day SOFR + 3.12%), 3.62% , 04/01/31
(a)
522 499,903
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(a)
394 427,555
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(a)
56 57,181
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(a)
174 178,627
(3-mo. EURIBOR + 1.55%), 4.10% ,
05/22/36
(a)
.................... EUR 368 428,587
(1-day SOFR + 1.36%), 2.48% , 09/16/36
(a)
USD 100 86,749
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36
(a)
.................... EUR 180 202,790
(SOFR Index + 1.41%), 5.30% , 04/10/37
(a)
USD 25 24,876
(1-day SOFR + 2.62%), 5.30% , 04/20/37
(a)
58 57,762
6.38% , 07/24/42 .................. 109 118,542
(1-day SOFR + 1.71%), 5.52% , 11/19/55
(a)
12 11,589
MSCI, Inc.
3.63% , 09/01/30
(b)
................. 440 416,235
3.88% , 02/15/31
(b)
................. 251 237,692
5.25% , 09/01/35 .................. 78 76,350
5.15% , 03/15/36 .................. 195 188,756
Nasdaq, Inc., 5.55%, 02/15/34 .......... 100 102,873
NH Investment & Securities Co. Ltd., 5.00%,
06/29/31
(f)
..................... 200 198,914
Nomura Holdings, Inc., 3.10%, 01/16/30 .... 257 241,578
Prime Investments LLC, 11.00%, 05/01/30
(h)
. 257 270,653
S&P Global, Inc., 1.25%, 08/15/30 ....... 137 119,657
State Street Corp., (1-day SOFR + 1.49%),
3.03%, 11/01/34
(a)
................ 220 206,692
SURA Asset Management SA, 6.35%, 05/13/32
(b)
395 412,265
UBS AG, 5.65%, 09/11/28 ............ 200 204,793
16,830,808
Chemicals — 1.0%
Avient Corp., 7.13%, 08/01/30
(b)
......... 100 101,841
Bond US Bidco 1, Inc., 6.50%, 06/15/33
(f)
... EUR 100 115,102
Brenntag Finance BV
3.38% , 10/02/31
(f)
................. 400 451,528
Celanese US Holdings LLC
6.50% , 04/15/30 .................. USD 100 101,913
7.00% , 02/15/31 .................. 100 102,925
Chemours Co. (The), 7.88%, 03/15/34
(b)
.... 100 100,487
Dow Chemical Co. (The)
6.30% , 03/15/33 .................. 153 160,701
9.40% , 05/15/39 .................. 299 388,273
4.38% , 11/15/42 .................. 183 147,581
3.60% , 11/15/50 .................. 466 308,979
5.95% , 03/15/55 .................. 1,301 1,208,784
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 118 117,944
Eastman Chemical Co., 4.50%, 02/20/31 ... 11 10,791
Ecolab, Inc., 4.60%, 06/15/29 .......... 100 100,151
FMC Corp., 8.00%, 06/01/31
(b)
.......... 1,623 1,689,201
LYB International Finance III LLC
5.88% , 01/15/36 .................. 1,446 1,449,917

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.20% , 10/15/49 .................. USD 1,350 $ 981,717
4.20% , 05/01/50 .................. 12 8,720
3.63% , 04/01/51 .................. 1,245 822,355
LyondellBasell Industries NV, 4.63%, 02/26/55 222 169,356
Maxam Prill SARL, 6.00%, 07/15/30
(f)
...... EUR 100 116,617
NOVA Chemicals Corp., 9.00%, 02/15/30
(b)
.. USD 100 104,684
Nutrien Ltd., 4.90%, 03/27/28 .......... 251 252,069
Olin Corp., 5.63%, 08/01/29 ........... 100 99,264
Sherwin-Williams Co. (The), 4.55%, 03/01/28 . 123 122,989
Westlake Corp., 2.88%, 08/15/41 ........ 170 116,863
WR Grace Holdings LLC, 7.00%, 08/01/33
(b)
. 100 97,376
9,448,128
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31
(b)
100 104,538
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 100 99,800
Biffa Group Holdings Ltd., 5.25%, 06/15/31
(f)
. EUR 100 114,550
Garda World Security Corp., 8.25%, 08/01/32
(b)
USD 100 102,332
GEO Group, Inc. (The), 8.63%, 04/15/29 ... 100 104,177
GFL Environmental, Inc., 6.75%, 01/15/31
(b)
.. 100 102,878
Paprec Holding SA, 4.13%, 07/15/30
(f)
..... EUR 100 113,953
Reworld Holding Corp., 4.88%, 12/01/29
(b)
... USD 94 89,655
Waste Management, Inc.
1.15% , 03/15/28 .................. 164 155,435
2.00% , 06/01/29 .................. 180 168,010
Williams Scotsman, Inc., 6.63%, 04/15/30
(b)
.. 100 103,020
1,258,348
Communications Equipment — 0.0%
Cisco Systems, Inc.
4.55% , 02/24/28 .................. 14 14,051
5.05% , 02/26/34 .................. 119 120,007
5.50% , 01/15/40 .................. 96 97,797
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 95 97,765
329,620
Construction & Engineering — 0.1%
Cellnex Finance Co. SA, 3.88%, 01/19/36
(f)
.. EUR 100 112,886
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(f)
..................... USD 500 506,600
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 92 90,731
710,217
Consumer Finance — 0.5%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 200 177,778
Ally Financial, Inc., 8.00%, 11/01/31 ...... 111 123,625
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 119 119,677
(SOFR Index + 1.28%), 5.28% , 07/27/29 . 18 18,238
(1-day SOFR + 1.84%), 5.04% , 05/01/34 . 57 57,092
(1-day SOFR + 1.93%), 5.63% , 07/28/34 . 182 186,240
(1-day SOFR + 1.79%), 5.67% , 04/25/36 . 67 69,394
American Honda Finance Corp.
3.50% , 02/15/28 .................. 241 237,014
4.80% , 03/05/30 .................. 100 99,808
Capital One Financial Corp.
3.80% , 01/31/28 .................. 208 205,423
(SOFR Index + 3.37%), 7.96% , 11/02/34
(a)
37 42,552
(1-day SOFR + 1.99%), 5.88% , 07/26/35
(a)
69 70,965
Caterpillar Financial Services Corp.
4.40% , 03/03/28 .................. 100 100,080
4.15% , 01/08/31 .................. 295 290,279
Credit Acceptance Corp., 6.63%, 03/15/30
(b)
. 100 100,159
FirstCash, Inc., 4.63%, 09/01/28
(b)
........ 100 98,308
Ford Motor Credit Co. LLC
4.27% , 01/09/27 .................. 300 299,120
5.92% , 03/20/28 .................. 368 372,518
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.05% , 03/05/31 .................. USD 200 $ 203,000
General Motors Financial Co., Inc.
6.00% , 01/09/28 .................. 100 101,870
5.05% , 04/04/28 .................. 46 46,276
5.65% , 01/17/29 .................. 164 167,167
2.35% , 01/08/31 .................. 82 73,334
6.40% , 01/09/33 .................. 82 87,111
John Deere Capital Corp.
2.35% , 03/08/27 .................. 100 98,765
Series I , 4.25% , 06/05/28 ............ 71 70,883
4.40% , 09/08/31 .................. 192 190,333
5.10% , 04/11/34 .................. 49 49,748
Muangthai Capital PCL
(f)
6.88% , 09/30/28 .................. 200 201,000
7.55% , 07/21/30 .................. 250 254,375
Muthoot Finance Ltd., 5.75%, 08/04/30
(f)
.... 200 195,665
Synchrony Financial, 5.15%, 03/19/29 ..... 252 252,038
Toyota Motor Credit Corp.
4.63% , 01/12/28 .................. 123 123,591
5.10% , 03/21/31 .................. 142 144,352
Volkswagen Bank GmbH, 4.00%, 11/26/30
(f)
. EUR 100 115,236
Volkswagen Financial Services NV, 2.13%,
01/18/28
(f)
..................... GBP 200 254,588
5,297,602
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc., 4.88%, 02/15/30
(b)
.... USD 100 96,755
Boots Group Finco LP, 7.38%, 08/31/32
(f)
... GBP 100 136,962
Kroger Co. (The), 5.40%, 07/15/40 ....... USD 36 35,166
New Immo Holding SA
(f)
5.88% , 04/17/28 .................. EUR 100 116,776
5.50% , 04/23/31 .................. 100 114,542
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 100 97,067
Sysco Corp., 5.75%, 01/17/29 .......... 70 71,760
Target Corp., 4.00%, 07/01/42 .......... 86 72,036
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 100 98,704
Walmart, Inc.
4.45% , 04/30/33 .................. 206 203,879
5.25% , 09/01/35 .................. 103 106,317
1,149,964
Containers & Packaging — 0.1%
Ardagh Group SA
9.50% , 12/01/30
(b)
................. 100 106,886
9.50% , 12/01/30
(f)
................. 53 56,650
Ball Corp., 6.00%, 06/15/29 ........... 100 101,610
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30
(b)
..................... 156 153,880
International Paper Co., 6.00%, 11/15/41 ... 18 18,135
Mauser Packaging Solutions Holding Co., 9.25%,
04/15/30
(b)
..................... 100 98,380
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 100 98,824
Sword Purchaser LLC, 10.50%, 04/15/34
(b)
.. 100 104,620
Toucan FinCo. Ltd., 9.50%, 05/15/30
(b)
..... 181 170,603
Trivium Packaging Finance BV, 12.25%,
01/15/31
(b)
..................... 200 221,067
WestRock MWV LLC, 7.95%, 02/15/31 ..... 151 169,282
1,299,937
Diversified Consumer Services — 0.0%
Multiversity SpA, 7.13%, 05/17/31
(f)
....... EUR 100 118,586
Diversified REITs — 0.1%
GLP Capital LP, 5.25%, 02/15/33 ........ USD 237 232,171
Simon Property Group LP
1.75% , 02/01/28 .................. 10 9,594

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
2.45% , 09/13/29 .................. USD 103 $ 96,525
5.13% , 10/01/35 .................. 44 44,088
Trust Fibra Uno, 7.70%, 01/23/32
(f)
....... 389 414,662
Uniti Group LP, 4.75%, 04/15/28
(b)
........ 100 99,679
VICI Properties LP, 3.88%, 02/15/29
(b)
..... 245 238,031
1,134,750
Diversified Telecommunication Services — 0.5%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 100 100,359
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 100 107,878
AT&T, Inc.
2.55% , 12/01/33 .................. 100 83,990
5.25% , 10/30/36 .................. 348 341,736
5.15% , 03/15/42 .................. 191 174,778
3.85% , 06/01/60 .................. 507 338,567
Athomstart Invest 1083 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a) (b) (f)
EUR 100 115,059
CCO Holdings LLC
(b)
4.25% , 02/01/31 .................. USD 200 180,117
7.38% , 03/01/31 .................. 100 100,241
7.00% , 02/01/33 .................. 110 107,875
4.25% , 01/15/34 .................. 14 11,851
7.38% , 02/01/36 .................. 200 196,137
CDC Data Centres Australia Pty. Ltd., (3-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 2.40%), 6.87%, 06/12/56
(a) (f)
AUD 160 111,851
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... USD 4 4,158
Comcast Corp.
5.50% , 11/15/32 .................. 121 124,263
5.65% , 06/15/35 .................. 100 101,524
3.90% , 03/01/38 .................. 24 20,327
4.65% , 07/15/42 .................. 155 131,011
2.94% , 11/01/56 .................. 147 79,613
4.95% , 10/15/58 .................. 200 159,947
5.50% , 05/15/64 .................. 364 311,341
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
100 101,406
ELK Grove Village Property LLC, 7.50%,
06/15/31
(b)
..................... 28 28,189
Fibercop SpA, 5.38%, 04/15/31
(f)
........ EUR 100 118,495
Grupo Televisa SAB, 6.63%, 01/15/40 ..... USD 2 1,756
Level 3 Financing, Inc.
(b)
7.00% , 03/31/34 .................. 36 37,121
8.50% , 01/15/36 .................. 100 107,383
7.50% , 02/15/37 .................. 8 8,211
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 241 241,540
Orange SA, 9.00%, 03/01/31
(e)
.......... 54 63,066
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... 100 99,856
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
..................... 42 41,394
Telecom Argentina SA, 9.25%, 05/28/33
(b)
... 31 32,953
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 17 18,794
Verizon Communications, Inc.
7.75% , 12/01/30 .................. 100 111,896
1.75% , 01/20/31 .................. 15 13,176
4.50% , 08/10/33 .................. 124 119,855
5.25% , 03/16/37 .................. 181 178,938
6.55% , 09/15/43 .................. 209 224,485
5.01% , 08/21/54 .................. 427 370,006
5.88% , 11/30/55 .................. 137 132,914
WULF Compute LLC, 7.75%, 10/15/30
(b)
.... 100 105,035
5,059,092
Electric Utilities — 1.9%
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 406 269,019
Alabama Power Co., 5.50%, 03/15/41 ..... 43 42,883
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Baltimore Gas & Electric Co.
5.30% , 06/01/34 .................. USD 125 $ 126,401
3.75% , 08/15/47 .................. 77 57,766
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(f)
................ 368 361,988
Commonwealth Edison Co.
4.55% , 06/01/31 .................. 206 204,671
Series 123 , 3.75% , 08/15/47 .......... 100 75,177
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(f)
..................... 500 502,500
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(f)
..................... 278 285,313
ContourGlobal Power Holdings SA, 4.38%,
07/31/31
(f)
..................... EUR 100 111,385
DTE Electric Co., Series C, 2.63%, 03/01/31 . USD 216 197,603
Duke Energy Carolinas LLC, 3.45%, 04/15/51 477 334,902
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $458,000), 6.01%, 09/15/35
(h) (i)
..... 458 456,855
Duke Energy Progress LLC, 2.50%, 08/15/50 . 224 130,054
Entergy Louisiana LLC, 5.70%, 03/15/54 ... 220 216,514
Entergy Texas, Inc., 4.50%, 03/30/39 ...... 100 91,056
Eversource Energy, 4.45%, 12/15/30 ...... 239 234,889
FirstEnergy Transmission LLC, 5.45%,
07/15/44
(b)
..................... 340 324,821
Florida Power & Light Co., 4.05%, 10/01/44 .. 254 208,520
Georgia Power Co., 5.25%, 03/15/34 ...... 381 386,960
India Clean Energy Holdings, 4.50%, 04/18/27
(f)
900 886,500
MidAmerican Energy Co., 3.65%, 08/01/48 .. 145 107,438
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(f)
..................... 238 234,725
Neoen Finco plc, 5.50%, 06/15/31
(f)
....... EUR 100 116,395
Northern States Power Co., 5.35%, 11/01/39 . USD 21 20,985
NRG Energy, Inc.
(b)
5.25% , 06/15/29 .................. 100 99,741
6.00% , 02/01/33 .................. 100 100,534
NSTAR Electric Co., 1.95%, 08/15/31 ..... 73 64,058
Ohio Power Co., 4.00%, 06/01/49 ........ 233 177,706
Oncor Electric Delivery Co. LLC
5.30% , 06/01/42 .................. 66 63,732
5.55% , 06/15/54 .................. 77 74,238
(5-Year EURIBOR ICE Swap Rate + 1.53%),
4.55% , 11/26/56
(a) (f)
.............. EUR 100 115,563
Pacific Gas & Electric Co.
5.05% , 10/15/32 .................. USD 100 99,388
6.15% , 01/15/33 .................. 48 50,146
5.20% , 05/01/36 .................. 60 58,277
3.30% , 08/01/40 .................. 1,069 801,313
3.75% , 08/15/42
(e)
................. 59 44,488
4.75% , 02/15/44 .................. 472 399,671
4.00% , 12/01/46 .................. 239 177,906
3.95% , 12/01/47 .................. 295 216,124
4.95% , 07/01/50 .................. 923 770,615
3.50% , 08/01/50 .................. 574 382,926
5.25% , 03/01/52 .................. 532 459,634
6.75% , 01/15/53 .................. 1,344 1,411,107
6.70% , 04/01/53 .................. 73 75,934
5.90% , 10/01/54 .................. 295 278,601
6.15% , 03/01/55 .................. 490 477,867
6.10% , 10/15/55 .................. 1,080 1,045,445
6.00% , 05/01/56 .................. 1,374 1,314,542
PacifiCorp
6.35% , 07/15/38 .................. 202 211,183
4.15% , 02/15/50 .................. 41 31,143
PG&E Corp., 5.25%, 07/01/30 .......... 885 871,496
Pinnacle West Capital Corp., 5.15%, 05/15/30 653 661,659

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PPL Capital Funding, Inc., 4.13%, 04/15/30 .. USD 103 $ 100,811
Public Service Co. of Colorado
4.15% , 03/13/29 .................. 100 99,054
1.88% , 06/15/31 .................. 136 118,719
5.05% , 06/15/36 .................. 25 24,651
Southern California Edison Co.
5.63% , 02/01/36 .................. 113 112,920
Series E , 5.45% , 06/01/52 ............ 173 154,550
Southern Co. (The), 5.70%, 10/15/32 ...... 23 23,913
Union Electric Co.
4.80% , 03/15/36 .................. 57 55,451
5.55% , 03/15/56 .................. 57 55,237
Virginia Electric & Power Co.
6.35% , 11/30/37 .................. 100 107,945
Series B , 3.80% , 09/15/47 ............ 39 29,793
5.55% , 08/15/54 .................. 61 58,925
Vistra Operations Co. LLC
(b)
5.00% , 07/31/27 .................. 100 99,929
6.00% , 04/15/34 .................. 276 284,115
VoltaGrid LLC, 7.38%, 11/01/30
(b)
........ 119 123,542
Xcel Energy, Inc.
4.75% , 03/21/28 .................. 515 516,454
5.50% , 03/15/34 .................. 75 76,198
XPLR Infrastructure Operating Partners LP,
7.75%, 04/15/34
(b)
................ 100 105,257
18,667,821
Electrical Equipment — 0.0%
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(b)
..................... 128 129,428
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp.
5.05% , 04/05/27 .................. 38 38,205
5.25% , 04/05/34 .................. 117 119,319
157,524
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
4.35% , 06/15/31 .................. 507 496,766
3.81% , 03/11/34 .................. EUR 240 276,029
Deepocean Ltd., 6.00%, 04/08/31
(f)
....... 100 117,096
Halliburton Co., 7.45%, 09/15/39 ........ USD 309 361,068
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 78 80,820
Oceanica Lux, 11.25%, 05/08/31
(b)
....... 200 202,058
OEG Finance plc, 7.25%, 09/27/29
(f)
...... EUR 100 118,314
Solaris Energy Infrastructure, Inc., 0.25%,
10/01/31
(l)
..................... USD 272 442,340
Transocean International Ltd., 8.25%, 05/15/29
(b)
39 40,271
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 100 103,848
2,238,610
Entertainment — 0.0%
Walt Disney Co. (The), 7.75%, 12/01/45 .... 165 205,195
Financial Services — 1.0%
Andiron Financing LLC, (1-mo. SOFR FWD +
3.25%), 6.67%, 01/21/30
(a) (h)
.......... 40 40,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
... 890 874,974
Block, Inc., 5.63%, 08/15/30
(b)
.......... 100 100,250
Caturus LLC, 12.00%, 05/14/31
(b) (h)
....... 2,903 2,815,910
Citigroup Global Markets Holdings, Inc., 0.00%,
06/17/29
(a) (b)
.................... 501 501,000
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.85%), 6.88%, 12/15/52
(a)
........... 273 276,956
Security
Par (000)
Par (000) Value
Financial Services (continued)
CrossCountry Intermediate HoldCo LLC, 6.75%,
12/01/32
(b)
..................... USD 100 $ 96,547
Fidelity National Information Services, Inc.
4.45% , 03/10/28 .................. 120 119,573
4.55% , 03/10/29 .................. 12 11,907
Fiserv, Inc.
5.45% , 03/02/28 .................. 100 100,979
5.35% , 03/15/31 .................. 100 100,677
5.45% , 03/15/34 .................. 21 20,834
4.25% , 06/23/34 .................. EUR 290 331,330
Flourishing Trade & Investment Ltd., 11.04%,
04/02/28
(b) (h)
.................... USD 777 799,534
Freedom Mortgage Holdings LLC, 7.88%,
04/01/33
(b)
..................... 100 97,522
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(f)
. EUR 86 98,234
Global Payments, Inc.
4.50% , 11/15/28 .................. USD 100 98,802
4.88% , 11/15/30 .................. 61 59,968
5.40% , 03/15/33 .................. 42 41,178
IIFL Finance Ltd., 7.60%, 09/10/29
(f)
...... 400 402,500
ION Platform Finance SARL, 6.50%, 09/30/30
(f)
EUR 104 95,386
Mastercard, Inc., 4.88%, 05/09/34 ........ USD 116 116,247
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 100 106,629
NTT Finance Corp.
(f)
(1-day SOFR + 1.03%), 1.00% , 06/20/31
(a)
200 199,828
4.23% , 11/01/38 .................. EUR 110 126,522
PayPal Holdings, Inc., 2.85%, 10/01/29 .... USD 189 178,399
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(b)
..................... 100 97,864
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(f)
..................... EUR 100 112,455
Progroup AG, 5.38%, 04/15/31
(f)
......... 100 116,715
Resurgent Trade & Investments Ltd., 9.52%,
12/05/27
(f) (h)
.................... USD 718 718,000
Rocket Cos., Inc., 6.50%, 08/01/29
(b)
...... 100 102,069
Sammaan Capital Ltd., 9.70%, 07/03/27
(f)
... 200 205,625
TER Finance Jersey Ltd., 4.50%, 10/31/31
(f)
. EUR 100 114,219
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... USD 100 92,895
UWM Holdings LLC, 6.25%, 03/15/31
(b)
.... 22 19,607
Visa, Inc., 3.65%, 09/15/47 ............ 61 47,071
Worldline SA
(f)
0.88% , 06/30/27 .................. EUR 100 108,822
4.13% , 09/12/28 .................. 100 107,574
5.25% , 11/27/29 .................. 100 103,254
9,757,856
Food Products — 0.1%
Archer-Daniels-Midland Co., 2.90%, 03/01/32 USD 246 223,821
Campbell's Co. (The), 4.55%, 03/21/31 .... 100 97,321
Chobani LLC, 7.63%, 07/01/29
(b)
........ 100 103,118
Conagra Brands, Inc., 8.25%, 09/15/30 .... 113 127,147
General Mills, Inc., 4.20%, 04/17/28 ...... 89 88,430
J M Smucker Co. (The), 3.38%, 12/15/27 ... 100 98,544
Kraft Heinz Foods Co., 6.88%, 01/26/39 .... 81 88,770
Mondelez International, Inc., 2.63%, 03/17/27 57 56,304
Post Holdings, Inc., 6.38%, 03/01/33
(b)
..... 100 99,237
Tyson Foods, Inc.
3.55% , 06/02/27 .................. 13 12,894
5.70% , 03/15/34 .................. 50 51,444
1,047,030
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 209 166,906
EP Infrastructure A/S
(f)
4.13% , 02/27/33 .................. EUR 265 299,234

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
4.38% , 01/29/34 .................. EUR 215 $ 244,910
711,050
Ground Transportation — 0.3%
Avis Budget Car Rental LLC, 8.38%, 06/15/32
(b)
USD 100 100,661
BCP V Modular Services Finance II plc, 6.50%,
07/10/31
(f)
..................... EUR 100 98,834
Burlington Northern Santa Fe LLC
4.55% , 09/01/44 .................. USD 111 98,233
5.20% , 04/15/54 .................. 105 97,738
Canadian National Railway Co., 6.25%, 08/01/34 340 370,599
Canadian Pacific Railway Co., 7.13%, 10/15/31 185 204,638
CSX Corp.
3.25% , 06/01/27 .................. 100 98,990
4.75% , 05/30/42 .................. 139 128,032
EC Finance plc, 3.25%, 10/15/26
(e) (f)
...... EUR 145 164,989
Edge Finco plc, 8.13%, 08/15/31
(f)
........ GBP 100 138,576
Fedex Freight Holding Co., Inc., 4.95%,
03/15/33
(b)
..................... USD 38 37,233
Hertz Corp. (The), 6.75%, (6.75% Cash or 6.75%
PIK), 07/01/30
(a) (b) (l) (m)
.............. 13 12,142
Norfolk Southern Corp.
3.94% , 11/01/47 .................. 132 103,082
3.70% , 03/15/53 .................. 444 319,794
Triton Container International Ltd., 5.15%,
02/15/33 ...................... 138 135,225
Union Pacific Corp.
3.84% , 03/20/60 .................. 306 220,576
4.10% , 09/15/67 .................. 113 83,229
2,412,571
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.30% , 03/15/33 .................. 34 32,979
4.75% , 03/15/38 .................. 133 128,108
5.30% , 05/27/40 .................. 100 100,639
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 100 98,950
Baxter International, Inc., 1.73%, 04/01/31 .. 100 85,115
Becton Dickinson & Co., 2.82%, 05/20/30 ... 84 78,419
DH Europe Finance II SARL, 3.25%, 11/15/39 50 40,151
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 144 146,074
Medline Borrower LP, 5.25%, 10/01/29
(b)
.... 100 99,389
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 100 99,767
Stryker Corp., 3.65%, 03/07/28 ......... 15 14,790
924,381
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
100 102,942
Cardinal Health, Inc., 3.41%, 06/15/27 ..... 216 213,978
Cencora, Inc., 3.95%, 02/13/29 ......... 100 98,302
Centene Corp., 4.25%, 12/15/27 ......... 110 109,422
Cigna Group (The)
4.38% , 10/15/28 .................. 26 25,892
2.38% , 03/15/31 .................. 105 94,524
5.40% , 03/15/33 .................. 52 53,315
5.25% , 01/15/36 .................. 30 30,077
3.40% , 03/15/51 .................. 87 59,960
Community Health Systems, Inc.
(b)
10.88% , 01/15/32 ................. 58 62,463
9.75% , 01/15/34 .................. 100 104,408
CVS Health Corp.
5.55% , 06/01/31 .................. 27 27,805
5.30% , 06/01/33 .................. 100 101,433
4.88% , 07/20/35 .................. 200 193,882
5.30% , 12/05/43 .................. 104 97,001
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.00% , 06/01/44 .................. USD 64 $ 64,632
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 100 96,876
Elevance Health, Inc., 5.65%, 06/15/54 .... 263 252,892
HCA, Inc.
5.00% , 03/01/28 .................. 154 154,855
5.45% , 04/01/31 .................. 855 873,605
4.60% , 11/15/32 .................. 533 519,126
5.45% , 09/15/34 .................. 291 294,124
5.50% , 06/15/47 .................. 61 56,836
6.20% , 03/01/55 .................. 322 327,840
5.70% , 11/15/55 .................. 449 427,799
LifePoint Health, Inc., 7.00%, 05/01/34
(b)
.... 100 95,846
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(f)
.... EUR 100 115,247
Molina Healthcare, Inc., 6.50%, 02/15/31
(b)
.. USD 100 101,730
Select Medical Corp., 6.25%, 12/01/32
(b)
.... 29 28,172
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 100 99,151
6.13% , 06/15/30 .................. 100 100,733
4,984,868
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ...................... 257 218,271
DOC DR LLC, 2.63%, 11/01/31 ......... 63 56,191
MPT Operating Partnership LP, 0.99%, 10/15/26 EUR 100 112,091
Ventas Realty LP, 3.00%, 01/15/30 ....... USD 193 182,066
Welltower OP LLC, 2.80%, 06/01/31 ...... 100 91,722
660,341
Health Care Technology — 0.0%
IQVIA, Inc., 4.63%, 06/15/33
(f)
.......... EUR 100 115,928
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC
(b)
4.88% , 05/15/29 .................. USD 92 89,955
7.00% , 02/01/30 .................. 100 102,377
RHP Hotel Properties LP, 4.50%, 02/15/29
(b)
. 100 98,046
Service Properties Trust
0.00% , 09/30/27
(b) (k)
................ 118 109,411
8.63% , 11/15/31
(b)
................. 100 105,345
8.88% , 06/15/32 .................. 216 222,385
XHR LP, 4.88%, 06/01/29
(b)
............ 92 90,327
817,846
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, 4.00%, 10/15/30
(b)
...... 100 94,405
Banijay Gaming SAS, 5.13%, 12/10/31
(f)
.... EUR 100 116,134
Big Sky Funding LLC, Class A2, 5.75%, (5.75%
Cash or 5.75% PIK), 10/20/35
(h) (m)
...... USD 1,007 1,007,000
Bracelet Holdings, Inc., 9.25%, 07/02/28
(b)
... 276 274,733
Caesars Entertainment, Inc., 6.00%, 10/15/32
(b)
100 90,616
Churchill Downs, Inc., 5.75%, 04/01/30
(b)
... 100 99,905
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
100 98,070
Gaia Purchaser, Inc., 7.63%, 07/15/33
(b)
.... 9 9,103
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
..................... 100 96,442
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(b)
..................... 100 97,603
Marriott International, Inc.
5.30% , 05/15/34 .................. 75 75,738
5.10% , 05/01/38 .................. 13 12,537
McDonald's Corp., 6.30%, 03/01/38 ....... 243 265,042
Melco Resorts Finance Ltd.
(f)
5.75% , 07/21/28 .................. 400 397,320
5.38% , 12/04/29 .................. 341 332,097
MGM Resorts International, 6.13%, 09/15/29 . 100 100,981
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 92 89,558

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd., 6.75%, 02/01/32
(b)
....... USD 100 $ 99,775
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
..... 20 20,352
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(f)
200 179,304
Six Flags Entertainment Corp., 8.63%,
01/15/32
(b)
..................... 117 120,472
Studio City Finance Ltd., 6.50%, 01/15/28
(f)
.. 200 199,532
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31
(f)
. AUD 250 170,256
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... USD 100 105,756
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 100 98,361
4,251,092
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 .................. 95 90,131
6.88% , 08/01/33 .................. 36 35,682
Beazer Homes USA, Inc.
7.25% , 10/15/29 .................. 169 170,532
8.00% , 01/15/32
(b)
................. 17 17,046
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 94 89,510
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 83 85,769
7.00% , 11/15/32 .................. 196 194,777
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 93 89,251
Newell Brands, Inc., 6.63%, 05/15/32 ...... 100 101,265
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 80 83,068
Whirlpool Corp.
7.50% , 07/01/31
(b)
................. 5 5,060
6.50% , 06/15/33 .................. 100 86,687
1,048,778
Household Products — 0.0%
Energizer Holdings, Inc., 4.38%, 03/31/29
(b)
.. 100 96,809
Procter & Gamble Co. (The), 1.20%, 10/29/30 92 80,586
177,395
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
4.63% , 02/01/29
(b)
................. 100 99,423
4.40% , 01/15/31 .................. 100 98,310
San Miguel Global Power Holdings Corp.,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 7.12%), 8.38%
(a) (f) (j)
... 200 198,782
Talen Energy Supply LLC, 6.50%, 02/01/36
(b)
. 100 100,816
497,331
Industrial Conglomerates — 0.0%
3M Co., 4.80%, 03/15/30 ............. 116 116,706
Honeywell International, Inc., 4.50%, 01/15/34 43 42,010
158,716
Industrial REITs — 0.0%
Prologis LP
1.75% , 02/01/31 .................. 100 87,863
5.13% , 01/15/34 .................. 82 82,570
170,433
Insurance — 0.3%
Acrisure LLC, 6.75%, 07/01/32
(b)
......... 100 89,882
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32
(b)
..................... 100 99,256
Ambac Assurance Corp., 5.10%
(b) (j)
....... 15 19,744
American International Group, Inc., 4.85%,
05/07/30 ...................... 140 140,700
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 100 96,358
Aon North America, Inc.
5.30% , 03/01/31 .................. 107 108,894
5.45% , 03/01/34 .................. 47 47,949
Arthur J Gallagher & Co., 5.00%, 02/15/32 .. 169 169,413
Security
Par (000)
Par (000) Value
Insurance (continued)
Berkshire Hathaway Finance Corp., 4.40%,
05/15/42 ...................... USD 302 $ 269,806
Brown & Brown, Inc., 2.38%, 03/15/31 ..... 94 83,414
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 30 30,148
1.38% , 09/15/30 .................. 97 85,026
6.00% , 05/11/37 .................. 44 46,973
CRC Insurance Group LLC, 7.13%, 06/01/31
(b)
100 99,681
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 78 72,962
HUB International Ltd., 7.25%, 06/15/30
(b)
... 100 102,624
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.05%), 6.50%,
09/30/37
(a) (f)
.................... GBP 100 133,618
Markel Group, Inc., 3.35%, 09/17/29 ...... USD 100 95,928
MetLife, Inc.
5.88% , 02/06/41 .................. 107 111,184
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(a)
............... 105 107,616
Progressive Corp. (The), 3.70%, 01/26/45 ... 110 85,428
Prudential Financial, Inc.
6.63% , 06/21/40 .................. 100 110,263
(3-mo. SOFR + 2.64%), 4.50% , 09/15/47
(a)
261 257,801
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(a)
.................... 100 92,692
RLGH Finance Bermuda Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.02%), 6.88%
(a) (f) (j)
......... 200 200,055
Travelers Cos., Inc. (The), 5.05%, 07/24/35 .. 114 113,707
Willis North America, Inc., 4.65%, 06/15/27 .. 234 234,198
3,105,320
Interactive Media & Services — 0.6%
Alphabet, Inc.
4.10% , 11/15/30 .................. 1,065 1,049,317
4.80% , 02/15/36 .................. 198 194,643
4.50% , 05/11/45 .................. EUR 390 455,442
5.45% , 11/15/55 .................. USD 61 58,474
5.65% , 02/15/56 .................. 575 567,360
4.80% , 05/11/63 .................. EUR 170 197,950
4.38% , 11/06/64 .................. 300 322,452
5.75% , 02/15/66 .................. USD 220 217,644
5.70% , 11/15/75 .................. 1,409 1,352,479
Meta Platforms, Inc.
4.60% , 11/15/32 .................. 100 98,329
5.25% , 05/15/36 .................. 449 445,831
5.50% , 11/15/45 .................. 154 142,901
5.40% , 08/15/54 .................. 181 159,703
6.30% , 05/15/56 .................. 137 136,372
5.75% , 05/15/63 .................. 245 220,569
Snap, Inc., 6.88%, 03/15/34
(b)
.......... 100 96,813
5,716,279
IT Services — 0.6%
Atos Group, 9.36%, 12/18/29
(e) (f)
......... EUR 100 131,012
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... USD 2,544 2,595,269
CoreWeave, Inc.
9.25% , 06/01/30
(b)
................. 100 100,650
9.75% , 10/01/31
(b)
................. 197 196,565
8.50% , 07/15/32
(f)
................. EUR 100 112,464
Gartner, Inc.
(b)
4.50% , 07/01/28 .................. USD 2,250 2,210,276
3.63% , 06/15/29 .................. 108 102,139
IBM International Capital Pte. Ltd., 5.30%,
02/05/54 ...................... 115 103,283

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
International Business Machines Corp., 5.60%,
11/30/39 ...................... USD 151 $ 152,164
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 .................. 36 32,761
5.75% , 05/15/28 .................. 30 27,537
9.00% , 08/01/29 .................. 100 88,977
Kyndryl Holdings, Inc., 6.35%, 02/20/34 .... 135 127,464
5,980,561
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 4.47%, 10/07/32 266 261,770
Machinery — 0.0%
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
4 4,008
Dynamo Newco II GmbH, 6.25%, 10/15/31
(f)
. EUR 100 107,868
Parker-Hannifin Corp., 4.25%, 09/15/27 .... USD 100 99,819
211,695
Media — 1.2%
AMC Global Media, Inc.
4.25% , 02/15/29 .................. 89 78,682
4.25% , 02/15/29
(l)
................. 113 120,204
Charter Communications Operating LLC
6.65% , 02/01/34 .................. 107 109,784
5.38% , 04/01/38 .................. 47 42,102
5.38% , 05/01/47 .................. 151 122,218
3.85% , 04/01/61 .................. 173 101,595
DirecTV Financing LLC
(b)
10.00% , 02/15/31 ................. 100 103,770
9.25% , 06/01/32 .................. 37 37,594
Discovery Communications LLC
3.95% , 03/20/28 .................. 1,939 1,907,491
5.00% , 09/20/37 .................. 100 78,500
Discovery Global Holdings, Inc., 3.76%, 03/15/27 5,464 5,416,159
EchoStar Corp., 6.75%, 11/30/30 ........ 100 101,660
Gray Media, Inc., 9.63%, 07/15/32
(b)
...... 100 96,515
iHeartCommunications, Inc., 7.75%, 08/15/30
(b)
100 93,280
McGraw-Hill Education, Inc., 7.38%, 09/01/31
(b)
100 101,630
Neptune Bidco US, Inc.
(b)
10.38% , 05/15/31 ................. 91 94,314
9.50% , 02/15/33 .................. 100 101,105
Nexstar Media, Inc., 7.25%, 04/15/34
(b)
..... 100 99,748
Omnicom Group, Inc., 2.40%, 03/01/31 .... 114 102,200
Paramount Global
3.70% , 10/04/26
(e)
................. 180 179,106
2.90% , 01/15/27 .................. 622 614,423
4.95% , 01/15/31 .................. 100 92,954
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
100 102,717
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 .................. 84 83,888
5.50% , 07/01/29 .................. 100 99,771
Time Warner Cable LLC, 5.50%, 09/01/41 ... 100 85,564
Univision Communications, Inc., 8.88%,
04/15/33
(b)
..................... 108 106,318
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
9 9,311
VZ Secured Financing BV, 5.25%, 01/15/33
(f)
. EUR 100 108,856
WPP Finance 2013
3.63% , 06/09/31
(f)
................. 830 933,330
11,324,789
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/33
(b)
.... USD 100 99,950
Mineral Resources Ltd., 8.50%, 05/01/30
(b)
.. 100 103,249
Novelis Corp., 4.75%, 01/30/30
(b)
........ 100 96,490
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ..... 147 156,973
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Samarco Mineracao SA
(m)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.................... USD —
(g)
$ 305
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(f)
.................... 346 348,165
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 23 23,437
Vedanta Resources Finance II plc
(f)
10.88% , 09/17/29 ................. 200 212,000
7.00% , 07/13/32 .................. 200 199,473
7.38% , 07/13/34 .................. 200 198,750
7.75% , 07/13/37 .................. 200 199,000
1,637,792
Multi-Utilities — 0.1%
Ameren Illinois Co., 3.70%, 12/01/47 ...... 12 9,066
CMS Energy Corp., 3.45%, 08/15/27 ...... 113 111,674
Consolidated Edison Co. of New York, Inc.
Series 09-C , 5.50% , 12/01/39 ......... 129 129,565
Series C , 4.30% , 12/01/56 ........... 139 109,232
Consumers Energy Co., 4.60%, 05/30/29 ... 207 207,788
Engie SA, (ADSWAP5 + 2.00%), 6.48%
(a) (f) (j)
. AUD 310 215,431
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ...................... USD 94 99,490
Puget Energy, Inc., 4.10%, 06/15/30 ...... 74 71,621
Sempra, 3.40%, 02/01/28 ............. 82 80,465
1,034,332
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30 ..... 94 87,573
Oil, Gas & Consumable Fuels — 6.2%
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 100 102,138
Antero Resources Corp.
5.38% , 03/01/30
(b)
................. 2,195 2,210,611
5.40% , 02/01/36 .................. 1,867 1,837,569
APA Corp.
5.10% , 09/01/40 .................. 1,332 1,227,149
6.75% , 02/15/55 .................. 448 467,485
APA Infrastructure Ltd., (3-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00% Floor
+ 2.00%), 6.37%, 04/28/56
(a) (f)
......... AUD 200 139,315
BP Capital Markets America, Inc.
4.87% , 11/25/29 .................. USD 100 100,874
4.99% , 04/10/34 .................. 341 340,619
3.00% , 02/24/50 .................. 43 27,850
California Resources Corp., 7.00%, 01/15/34
(b)
71 70,214
Cameron LNG LLC, 3.40%, 01/15/38
(b)
..... 179 156,265
Canadian Natural Resources Ltd., 6.25%,
03/15/38 ...................... 158 166,698
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 ...................... 1,293 1,101,418
Cheniere Energy Partners LP
3.25% , 01/31/32 .................. 95 87,065
5.35% , 11/30/36
(b)
................. 375 373,080
6.05% , 11/30/56
(b)
................. 175 176,772
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 42 43,103
CNX Resources Corp., 7.25%, 03/01/32
(b)
... 306 315,256
Comstock Resources, Inc., 5.88%, 01/15/30
(b)
100 94,317
ConocoPhillips Co.
6.95% , 04/15/29 .................. 100 106,207
4.70% , 01/15/30 .................. 49 49,147
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(b) (h)
.................... 479 475,944
Crescent Energy Finance LLC, 7.38%,
01/15/33
(b)
..................... 119 118,285
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
100 101,875

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
3.90% , 05/15/27
(b)
................. USD 100 $ 99,305
5.60% , 07/15/41 .................. 53 52,216
5.75% , 09/15/54 .................. 2,016 1,942,946
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 2,629 2,619,544
3.50% , 12/01/29 .................. 2,706 2,609,729
3.13% , 03/24/31 .................. 2,018 1,876,903
5.40% , 04/18/34 .................. 62 62,889
6.25% , 03/15/53 .................. 630 653,044
5.75% , 04/18/54 .................. 1,946 1,891,883
5.90% , 04/18/64 .................. 616 600,883
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 .................. 106 109,621
5.65% , 10/15/54 .................. 133 127,266
Enbridge, Inc.
5.70% , 03/08/33 .................. 59 60,921
5.50% , 12/01/46 .................. 100 95,832
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (f)
.................... 25 26,830
Energy Transfer LP
5.55% , 05/15/34 .................. 38 38,602
6.63% , 10/15/36 .................. 95 102,801
6.13% , 12/15/45 .................. 163 161,970
6.00% , 06/15/48 .................. 100 97,097
Enterprise Products Operating LLC
5.70% , 02/15/42 .................. 26 26,364
4.85% , 03/15/44 .................. 100 91,322
3.95% , 01/31/60 .................. 100 72,911
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(a)
............... 216 215,157
EOG Resources, Inc., 3.90%, 04/01/35 .... 27 24,701
EQT Corp.
3.90% , 10/01/27 .................. 514 509,422
5.70% , 04/01/28 .................. 403 409,855
4.50% , 01/15/29 .................. 556 552,004
5.00% , 01/15/29 .................. 1,689 1,693,451
7.00% , 02/01/30
(e)
................. 1,202 1,279,198
7.50% , 06/01/30 .................. 3,706 4,001,225
4.75% , 01/15/31 .................. 4,772 4,727,200
3.63% , 05/15/31
(b)
................. 2,368 2,216,028
Expand Energy Corp.
5.38% , 03/15/30 .................. 429 430,556
4.75% , 02/01/32 .................. 1,044 1,017,475
5.70% , 01/15/35 .................. 2,392 2,418,775
Exxon Mobil Corp.
4.23% , 03/19/40 .................. 31 27,922
3.57% , 03/06/45 .................. 743 573,708
Genesis Energy LP, 7.88%, 05/15/32 ...... 100 103,108
Gran Tierra Energy, Inc.
(b)
9.50% , 10/15/29 .................. 231 211,367
9.75% , 04/15/31 .................. 200 175,100
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(b)
..................... 424 419,929
Hess Corp.
7.30% , 08/15/31 .................. 91 101,300
6.00% , 01/15/40 .................. 130 136,852
Hilcorp Energy I LP, 7.25%, 02/15/35
(b)
..... 100 98,461
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 100 98,828
Kinder Morgan Energy Partners LP
5.80% , 03/15/35 .................. 124 128,584
6.55% , 09/15/40 .................. 161 172,708
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
..... 100 100,581
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(f)
200 200,750
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP
5.50% , 06/01/34 .................. USD 100 $ 101,100
5.30% , 04/01/36 .................. 68 67,028
5.20% , 12/01/47 .................. 198 177,352
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
..... 515 473,762
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
.. 42 41,733
Occidental Petroleum Corp.
8.88% , 07/15/30 .................. 100 112,597
6.45% , 09/15/36 .................. 415 445,190
6.20% , 03/15/40 .................. 38 39,430
6.60% , 03/15/46 .................. 735 784,555
ONEOK, Inc.
5.45% , 06/01/47 .................. 84 76,990
3.95% , 03/01/50 .................. 117 84,655
Ovintiv, Inc., 7.10%, 07/15/53 .......... 344 380,188
Permian Resources Operating LLC
(b)
7.00% , 01/15/32 .................. 2,171 2,245,466
6.25% , 02/01/33 .................. 2,088 2,132,322
Phillips 66 Co., 4.90%, 10/01/46 ......... 100 87,229
Plains All American Pipeline LP, 4.70%, 01/15/31 142 140,772
Puma International Financing SA, 7.75%,
04/25/29
(f)
..................... 400 410,380
Raizen Fuels Finance SA
(c)(d)
6.25% , 07/08/32
(b)
................. 212 115,646
6.45% , 03/05/34
(f)
................. 200 110,000
ReNew Pvt Ltd., 5.88%, 03/05/27
(f)
....... 300 299,136
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 564 589,143
SM Energy Co.
(b)
8.63% , 11/01/30 .................. 19 19,954
9.63% , 06/15/33 .................. 100 109,644
Sunoco LP
4.50% , 04/30/30 .................. 100 97,125
5.63% , 03/15/31
(b)
................. 100 99,270
Targa Resources Corp., 4.35%, 01/15/29 ... 100 99,241
Targa Resources Partners LP
5.50% , 03/01/30 .................. 109 109,883
4.88% , 02/01/31 .................. 212 211,188
TotalEnergies Capital SA, 5.28%, 09/10/54 .. 103 97,036
TotalEnergies SE, (5-Year EUR Swap Annual +
1.90%), 2.00%
(a) (f) (j)
............... EUR 300 339,476
Trafigura Funding SA, 5.63%, 07/01/31
(f)
.... USD 200 197,396
TransCanada PipeLines Ltd., 4.63%, 03/01/34 100 96,664
Trident Energy Finance plc, 12.50%, 11/30/29
(f)
328 344,712
Valero Energy Corp., 5.15%, 03/10/36 ..... 60 59,057
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... 100 95,395
Venture Global LNG, Inc.
(b)
7.00% , 01/15/30 .................. 100 101,991
8.38% , 06/01/31 .................. 100 104,093
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 100 102,316
6.50% , 06/15/34 .................. 100 104,177
Viper Energy Partners LLC
4.90% , 08/01/30 .................. 616 613,954
5.70% , 08/01/35 .................. 2,719 2,762,314
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
32 33,004
Western Midstream Operating LP, 4.05%,
02/01/30
(e)
..................... 100 96,873
Williams Cos., Inc. (The)
5.15% , 03/15/34 .................. 54 53,954
5.60% , 03/15/35 .................. 49 49,996
4.90% , 01/15/45 .................. 142 125,538
60,393,305

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
....... USD 100 $ 97,625
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Series
2025-1, Class B, 5.65%, 11/11/34 ...... 39 38,587
American Airlines, Inc., 5.75%, 04/20/29
(b)
... 100 100,194
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
.... 28 28,932
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 100 90,571
JetBlue Pass-Through Trust, Series 2019-1,
Class AA, 2.75%, 05/15/32 .......... 28 24,617
282,901
Personal Care Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
100 99,857
Pharmaceuticals — 0.4%
Astrazeneca Finance LLC, 5.00%, 02/26/34 .. 61 61,607
AstraZeneca plc, 6.45%, 09/15/37 ........ 69 76,621
Bristol-Myers Squibb Co.
5.90% , 11/15/33 .................. 100 106,270
4.35% , 11/15/47 .................. 125 104,012
4.25% , 10/26/49 .................. 104 84,521
Dolcetto Holdco SpA, 5.63%, 07/14/32
(f)
.... EUR 100 114,929
Eli Lilly & Co.
4.70% , 02/09/34 .................. USD 204 202,573
4.60% , 08/14/34 .................. 36 35,593
4.85% , 05/20/36 .................. 31 30,693
5.05% , 08/14/54 .................. 30 27,866
5.60% , 02/12/65 .................. 81 80,300
HLF Financing SARL LLC, 4.88%, 06/01/29
(b)
. 100 93,621
Johnson & Johnson
5.85% , 07/15/38 .................. 152 164,457
4.50% , 12/05/43 .................. 59 54,633
Merck & Co., Inc.
6.55% , 09/15/37 .................. 174 196,118
2.90% , 12/10/61 .................. 197 113,962
Nidda Healthcare Holding GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.25%), 5.53%,
10/15/32
(a) (f)
.................... EUR 100 114,555
Novartis Capital Corp.
4.30% , 11/05/32 .................. USD 166 162,438
4.40% , 05/06/44 .................. 212 186,783
Novartis Finance SA, 3.50%, 05/13/35
(f)
.... EUR 400 459,989
Pfizer Investment Enterprises Pte. Ltd.
5.30% , 05/19/53 .................. USD 226 212,909
5.34% , 05/19/63 .................. 195 179,396
Pfizer, Inc., 5.60%, 09/15/40 ........... 169 173,110
Royalty Pharma plc, 5.15%, 09/02/29 ..... 145 146,918
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... 226 227,644
Wyeth LLC
6.50% , 02/01/34 .................. 706 773,650
6.00% , 02/15/36 .................. 108 114,734
4,299,902
Professional Services — 0.0%
Verisk Analytics, Inc., 4.45%, 03/15/31 ..... 40 39,168
Real Estate Management & Development — 0.0%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(m)
............. EUR 80 97,556
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/24
(c) (d) (f)
................... USD 200 2,200
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
15 15,355
Forestar Group, Inc., 5.00%, 03/01/28
(b)
.... 89 88,771
Vonovia SE, Series B, 0.88%, 05/20/32
(f) (l)
... EUR 100 108,194
312,076
Security
Par (000)
Par (000) Value
Residential REITs — 0.1%
Camden Property Trust, 3.15%, 07/01/29 ... USD 29 $ 27,843
ERP Operating LP, 3.00%, 07/01/29 ...... 236 225,539
Invitation Homes Operating Partnership LP,
4.95%, 01/15/33 ................. 12 11,830
Store Capital LLC, 5.40%, 04/30/30 ....... 263 264,789
530,001
Retail REITs — 0.0%
Realty Income Corp.
3.95% , 08/15/27 .................. 192 191,113
4.50% , 02/01/33 .................. 80 77,834
268,947
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc., 3.45%, 06/15/27 ..... 100 99,275
Broadcom, Inc.
5.15% , 11/15/31 .................. 168 170,945
3.42% , 04/15/33 .................. 91 82,954
3.47% , 04/15/34 .................. 156 140,087
3.14% , 11/15/35
(b)
................. 264 224,258
Intel Corp.
3.15% , 05/11/27 .................. 100 98,953
3.90% , 03/25/30 .................. 100 97,134
5.15% , 02/21/34 .................. 100 100,052
4.90% , 07/29/45 .................. 140 122,024
4.75% , 03/25/50 .................. 122 101,363
5.90% , 02/10/63 .................. 69 66,013
KLA Corp., 4.70%, 02/01/34 ........... 71 70,158
NXP BV, 5.00%, 01/15/33 ............. 81 80,826
QUALCOMM, Inc.
4.50% , 05/20/30 .................. 38 37,986
5.00% , 05/20/35 .................. 26 25,892
4.30% , 05/20/47 .................. 159 129,492
Texas Instruments, Inc., 2.25%, 09/04/29 ... 270 252,678
1,900,090
Software — 1.2%
AppLovin Corp.
5.13% , 12/01/29 .................. 550 554,564
5.38% , 12/01/31 .................. 1,697 1,720,671
5.95% , 12/01/54 .................. 580 559,149
Cloud Software Group LLC
(b)
9.00% , 09/30/29 .................. 184 178,596
8.25% , 06/30/32 .................. 100 93,725
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 100 97,824
Microsoft Corp.
4.50% , 06/15/47 .................. 100 87,238
4.00% , 02/12/55 .................. 96 74,280
3.95% , 08/08/56 .................. 67 50,745
Oak-Eagle AcquireCo, Inc.
(b)
7.25% , 07/01/33 .................. 20 20,922
8.75% , 07/01/34 .................. 100 106,132
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 100 91,605
Oracle Corp.
4.95% , 02/04/31 .................. 121 118,463
2.88% , 03/25/31 .................. 20 17,868
4.80% , 09/26/32 .................. 100 95,151
6.50% , 04/15/38 .................. 238 239,511
6.55% , 02/04/46 .................. 227 213,990
6.00% , 08/03/55 .................. 654 556,817
5.95% , 09/26/55 .................. 1,769 1,503,328
6.70% , 02/04/56 .................. 581 546,844
6.13% , 08/03/65 .................. 1,043 876,409
6.10% , 09/26/65 .................. 653 546,328
Roper Technologies, Inc., 2.95%, 09/15/29 .. 84 79,661
Salesforce, Inc.
4.50% , 03/15/28 .................. 643 642,188

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.65% , 03/15/29 .................. USD 100 $ 99,948
4.90% , 09/15/31 .................. 122 121,728
5.20% , 03/15/33 .................. 1,270 1,272,233
5.55% , 03/15/36 .................. 647 646,510
2.70% , 07/15/41 .................. 195 133,144
6.55% , 03/15/56 .................. 22 22,007
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 100 99,984
Synopsys, Inc., 5.00%, 04/01/32 ......... 100 100,175
UKG, Inc., 6.88%, 02/01/31
(b)
........... 100 97,148
11,664,886
Specialized REITs — 0.1%
American Tower Corp.
5.25% , 07/15/28 .................. 100 101,163
1.88% , 10/15/30 .................. 51 45,263
5.45% , 02/15/34 .................. 44 44,673
Crown Castle, Inc., 2.50%, 07/15/31 ...... 122 108,398
Equinix, Inc., 2.50%, 05/15/31 .......... 129 115,586
Extra Space Storage LP, 4.00%, 06/15/29 ... 145 142,173
Iron Mountain, Inc., 4.88%, 09/15/29
(b)
..... 100 98,128
Millrose Properties, Inc., 6.38%, 08/01/30
(b)
.. 100 101,355
756,739
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(b)
..................... 100 97,374
Bath & Body Works, Inc., 6.63%, 10/01/30
(b)
.. 100 102,009
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(b) (m)
................ 100 110,361
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(f)
... GBP 100 136,479
Dufry One BV, 4.63%, 06/11/33
(f)
........ EUR 100 115,138
Goldstory SAS, 6.75%, 02/01/30
(f)
........ 100 116,903
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
..................... USD 100 104,193
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 100 95,784
Lowe's Cos., Inc.
2.63% , 04/01/31 .................. 100 91,085
5.15% , 07/01/33 .................. 83 83,836
5.00% , 04/15/40 .................. 102 97,317
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
. 100 99,049
1,249,528
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.38% , 02/08/41 .................. 582 411,614
3.85% , 05/04/43 .................. 989 818,330
4.25% , 02/09/47 .................. 518 432,990
2.65% , 02/08/51 .................. 414 251,106
Dell International LLC
5.40% , 04/15/34 .................. 100 101,382
8.10% , 07/15/36 .................. 36 42,821
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 54 53,121
HP, Inc., 5.40%, 04/25/30 ............. 182 185,372
Xerox Corp., 10.25%, 10/15/30
(b)
........ 114 100,305
2,397,041
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(b) (m)
..... 100 108,568
Tobacco — 0.1%
Altria Group, Inc., 6.20%, 02/14/59 ....... 204 201,571
BAT Capital Corp., 7.75%, 10/19/32 ...... 100 113,969
BAT International Finance plc, 5.93%, 02/02/29 100 103,071
Philip Morris International, Inc.
4.38% , 11/01/27 .................. 100 99,935
5.25% , 02/13/34 .................. 154 156,524
6.38% , 05/16/38 .................. 20 21,874
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.13% , 03/04/43 .................. USD 103 $ 86,474
Reynolds American, Inc.
5.70% , 08/15/35 .................. 100 103,033
7.00% , 08/04/41 .................. 51 55,533
941,984
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
100 104,024
FTAI Aviation Investors LLC, 7.00%, 05/01/31
(b)
100 103,575
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
..... 100 102,097
QXO Building Products, Inc., 6.50%, 07/15/31
(b)
18 18,345
Sumisho Air Lease Corp.
4.63% , 10/01/28 .................. 100 99,663
3.00% , 02/01/30 .................. 10 9,359
United Rentals North America, Inc., 3.88%,
02/15/31 ...................... 100 94,485
WESCO Distribution, Inc., 6.38%, 03/15/29
(b)
. 100 101,784
633,332
Transportation Infrastructure — 0.1%
(f)
DP World Ltd., 6.85%, 07/02/37 ......... 270 291,870
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28 317 326,609
618,479
Water Utilities — 0.0%
American Water Capital Corp., 5.20%, 04/01/36 114 113,944
Severn Trent Utilities Finance plc, 4.25%,
01/29/40
(f)
..................... EUR 110 124,864
238,808
Wireless Telecommunication Services — 0.2%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... USD 200 210,449
Rogers Communications, Inc.
3.80% , 03/15/32 .................. 117 109,101
5.45% , 10/01/43 .................. 34 31,725
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
............... 100 102,330
SoftBank Group Corp.
(f)
6.38% , 04/22/30 .................. EUR 100 117,095
6.38% , 07/10/33 .................. 100 114,608
Telefonica Europe BV, 8.25%, 09/15/30 .... USD 106 119,005
T-Mobile USA, Inc.
6.70% , 12/15/33 .................. 271 296,131
3.60% , 11/15/60 .................. 356 230,429
Vmed O2 UK Financing I plc
5.63% , 04/15/32
(f)
................. EUR 100 100,560
7.75% , 04/15/32
(b)
................. USD 200 180,628
Vodafone Group plc, 5.25%, 05/30/48 ..... 171 153,564
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (l) (m)
.......... 48 39,059
WOM Mobile SA, 11.75%, (11.75% Cash or
12.50% PIK), 04/01/31
(a) (b) (m)
.......... 2 2,080
1,806,764
Total Corporate Bonds — 24 .5%
(Cost: $ 241,688,748 ) .............................. 240,184,591
Fixed Rate Loan Interests
IT Services — 0.1%
Indigo, Delayed Draw 1st Lien Term Loan , 5.83%
- 6.10%
,
03/18/32
(h)
................ 974 973,758
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 964,020 ) ................................. 973,758

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Beverages — 0.0%
(a)(c)(d)(h)
Cirkul Sr Sec, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 6.10%),
17.10%
,
04/23/28 ................. USD 203 $ 36,577
Cirkul, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 4.00% Floor + 6.00%), 16.85%
( 16.85 % Cash or 9.20 % PIK), 04/23/28
(m)
.. 15 2,360
38,937
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 6.50%),
10.14%
,
09/10/29
(a) (h)
............... 76 75,850
Diversified Telecommunication Services — 0.0%
ITG Communications LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.45%
,
07/09/31
(a)
........... 152 149,445
Electric Utilities — 0.0%
(a)
Ohio Power Partners LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
11/12/32
(h)
........... 66 66,411
West Deptford Energy Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.62%
,
07/26/32 ....... 91 90,738
157,149
Financial Services — 0.0%
(a)
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 5.25%), 9.12%
,
09/01/28
(h)
. 45 44,450
CPV Fairview LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
08/14/31 .................. 85 85,447
Euro Parfums Fze Upsize, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 5.25%),
9.12%
,
07/01/32
(h)
................. 32 31,570
Hunterstown Generation LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.37%
,
11/06/31 ....... 83 82,603
244,070
Hotels, Restaurants & Leisure — 0.1%
(a)(h)
Argento LLC, Facility 1st Lien Term Loan A ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
04/30/31 ............ 197 196,015
Peninsula Pacific Entertainment LLC, Facility 1st
Lien Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 4.75%), 8.60%
,
10/01/32 .. 274 273,956
469,971
IT Services — 0.0%
Coreweave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , (1-day SOFR at
0.00% Floor + 4.50%), 8.10%
,
11/17/31
(a)
. 148 151,033
Media — 0.1%
(a)
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.16%
,
02/17/31 ............ 158 158,458
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
06/03/33 ....... 365 364,813
Security
Par (000)
Par (000) Value
Media (continued)
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.64%
,
08/30/30 ............ USD 207 $ 207,008
730,279
Oil, Gas & Consumable Fuels — 0.0%
Crescent Midstream Operating LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.40%
,
02/18/33
(a)
...... 200 201,062
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.00%;
3-mo. CME Term SOFR at 0.50% Floor +
4.00% at 0.50% Floor + 0.00%), 7.63% -
7.73%
,
11/19/29
(a)
................. 35 24,503
Total Floating Rate Loan Interests — 0 .2%
(Cost: $ 2,405,272 ) ............................... 2,242,299
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA
7.75% , 02/01/32 .................. 93 97,357
8.88% , 01/13/33 .................. 2 2,190
8.38% , 01/19/36 .................. 58 62,408
161,955
Hungary — 0.1%
MVM Energetika Zrt. , 6.50% , 03/13/31
(f)
..... 396 413,820
India — 0.0%
Power Finance Corp. Ltd. , 5.32% , 06/30/31
(f)
. 300 301,787
Mexico — 0.1%
Petroleos Mexicanos
6.49% , 01/23/27 .................. 41 41,267
5.35% , 02/12/28 .................. 20 19,986
6.50% , 01/23/29 .................. 202 206,189
8.75% , 06/02/29 .................. 614 656,657
5.95% , 01/28/31 .................. 221 218,591
6.70% , 02/16/32 .................. 16 16,120
1,158,810
Morocco — 0.0%
OCP SA , 6.75% , 05/02/34
(f)
............. 321 337,643
Venezuela — 0.0%
Petroleos de Venezuela SA , 6.00% , 11/15/26
(c) (d)
(f)
............................. 50 18,813
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,347,041 ) ............................... 2,392,828
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(a) (k)
................ ARS 27,591 47,162
1.00% , 07/09/29 .................. USD 2 1,722
4.12% , 07/09/35
(e)
................. 34 27,234
3.50% , 07/09/41
(e)
................. 58 43,413
119,531
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
43 46,010
Brazil — 0.1%
Nota Do Tesouro Nacional
10.00% , 01/01/27 ................. BRL 3 588,054

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
10.00% , 01/01/31 ................. BRL 1 $ 205,783
793,837
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos ,
5.00% , 10/01/28
(b) (f)
................ CLP 225,000 245,594
Colombia — 0.1%
Republic of Colombia
12.50% , 02/27/30 ................. COP 426,600 125,231
7.75% , 09/18/30 .................. 1,932,400 484,412
7.00% , 06/30/32 .................. 255,400 59,149
13.25% , 02/09/33 ................. 658,800 203,067
6.25% , 07/09/36 .................. 561,400 111,989
7.25% , 10/26/50 .................. 376,100 69,971
12.00% , 03/13/58 ................. 307,600 88,747
1,142,566
Costa Rica — 0.0%
Republic of Costa Rica , 7.16% , 03/12/45
(f)
... USD 200 220,737
Czech Republic — 0.1%
Czech Republic
3.60% , 06/03/36 .................. CZK 10,730 466,929
4.00% , 04/04/44 .................. 3,350 138,687
605,616
Dominican Republic — 0.0%
Dominican Republic Government Bond , 10.50% ,
03/15/37
(b)
...................... DOP 8,000 142,266
Ecuador — 0.0%
Republic of Ecuador , 6.90% , 07/31/35
(e) (f)
.... USD 30 27,512
Egypt — 0.0%
Arab Republic of Egypt
24.46% , 10/01/27 ................. EGP 5,588 112,023
24.44% , 08/05/28 ................. 1,300 26,242
23.38% , 08/26/28 ................. 4,063 80,645
218,910
Hungary — 0.1%
Hungary Government Bond
7.00% , 10/24/35 .................. HUF 104,000 380,577
6.25% , 09/23/37 .................. 52,780 186,471
3.00% , 10/27/38 .................. 71,570 186,737
753,785
India — 0.0%
Republic of India , 6.48% , 10/06/35 ........ INR 7,120 73,926
Indonesia — 0.2%
Republic of Indonesia
2.85% , 02/14/30 .................. USD 890 829,925
5.88% , 03/15/31 .................. IDR 13,796,000 732,266
8.25% , 06/15/32 .................. 129,000 7,561
7.00% , 02/15/33 .................. 993,000 54,982
6.63% , 05/15/33 .................. 667,000 36,048
3.05% , 03/12/51 .................. USD 641 409,535
2,070,317
Italy — 0.5%
Buoni Poliennali del Tesoro
(f)
2.85% , 02/01/31 .................. EUR 3,471 3,944,350
3.45% , 02/01/36 .................. 1,042 1,180,572
5,124,922
Japan — 0.0%
Japan Government Bond , 0.70% , 09/20/51 .. JPY 23,000 69,510
Security
Par (000)
Par (000) Value
Lebanon — 0.0%
Lebanese Republic
(c)(d)(f)
6.25% , 11/04/24 .................. USD 50 $ 12,283
6.85% , 03/23/27 .................. 86 21,500
6.65% , 11/03/28 .................. 30 7,545
41,328
Mexico — 0.5%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 .................. MXN 112 639,508
8.50% , 03/01/29 .................. 14 81,219
8.00% , 02/21/36 .................. 21 110,382
7.75% , 11/13/42 .................. 108 524,918
8.00% , 04/29/55 .................. 2 8,195
United Mexican States
2.66% , 05/24/31 .................. USD 2,178 1,928,946
6.05% , 01/11/40 .................. 48 46,644
5.38% , 05/16/40 .................. EUR 102 116,982
4.50% , 01/31/50 .................. USD 1,451 1,076,685
7.38% , 05/13/55 .................. 200 212,824
4,746,303
Panama — 0.3%
Republic of Panama
8.88% , 09/30/27 .................. 267 280,350
3.88% , 03/17/28 .................. 2,790 2,741,175
3,021,525
Paraguay — 0.0%
Republic of Paraguay , 8.50% , 04/04/38
(b)
.... PYG 438,000 69,055
Peru — 0.1%
Republic of Peru
5.40% , 08/12/34
(f)
................. PEN 790 225,304
7.60% , 08/12/39
(f)
................. 451 141,556
3.55% , 03/10/51 .................. USD 786 553,360
6.20% , 06/30/55 .................. 1 1,032
921,252
Philippines — 0.3%
Republic of Philippines
3.00% , 02/01/28 .................. 516 505,675
6.38% , 07/27/30 .................. PHP 6,140 98,761
6.00% , 08/20/30 .................. 62,855 997,186
6.38% , 04/28/35 .................. 9,000 141,186
3.20% , 07/06/46 .................. USD 829 580,217
2,323,025
Poland — 0.1%
Republic of Poland
5.00% , 01/25/30 .................. PLN 640 173,611
4.00% , 07/25/31 .................. 210 54,040
1.75% , 08/25/31
(a)
................. 194 50,059
5.00% , 10/25/34 .................. 786 207,369
5.00% , 10/25/35 .................. 1,761 460,394
2.00% , 08/25/36
(a)
................. 224 54,710
1,000,183
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08% , 11/08/28 ................. TRY 1,763 34,952
30.00% , 09/12/29 ................. 2,036 39,243
26.20% , 10/05/33 ................. 2,110 38,720
28.08% , 09/27/34 ................. 2,156 41,344
154,259
Romania — 0.0%
Romania Government Bond
5.25% , 05/30/32
(f)
................. EUR 42 48,889
4.63% , 03/04/33
(b)
................. 7 7,755

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
5.38% , 06/07/33
(b)
................. EUR 10 $ 11,540
6.13% , 10/07/37
(b)
................. 10 11,619
6.50% , 10/07/45
(b)
................. 9 10,378
90,181
Senegal — 0.0%
Republic of Senegal , 4.75% , 03/13/28
(f)
..... 67 41,705
South Africa — 0.2%
Republic of South Africa
8.00% , 01/31/30 .................. ZAR 13,167 810,331
7.00% , 02/28/31 .................. 16,830 992,009
8.50% , 01/31/37 .................. 1,321 80,278
8.75% , 02/28/48 .................. 1,846 110,704
1,993,322
Spain — 1.0%
Bonos y Obligaciones del Estado
2.60% , 05/31/31 .................. EUR 2,979 3,371,204
3.30% , 04/30/36
(b) (f)
................ 4,878 5,574,291
3.40% , 10/31/36
(b) (f)
................ 488 560,203
9,505,698
Sri Lanka — 0.0%
Sri Lanka Government Bond
(f)
4.00% , 04/15/28 .................. USD 5 5,121
3.60% , 06/15/35
(e)
................. 32 26,672
31,793
Ukraine — 0.0%
Ukraine Government Bond
(e)
0.00% , 02/01/30
(b)
................. 2 1,432
0.00% , 02/01/35
(b)
................. 3 1,975
0.00% , 02/01/36
(f)
................. 62 37,224
4.50% , 02/01/36
(b)
................. 4 2,728
4.50% , 02/01/36
(f)
................. 27 18,278
61,637
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 119 119,053
9.75% , 07/20/33 .................. UYU 1,484 41,043
8.00% , 10/29/35 .................. 4,379 111,527
5.10% , 06/18/50 .................. USD 724 677,922
5.25% , 09/10/60 .................. — 240
949,785
Venezuela — 0.0%
Bolivarian Republic of Venezuela
(c)(d)
9.25% , 09/15/27 .................. 29 13,963
11.95% , 08/05/31
(f)
................. 71 38,531
52,494
Total Foreign Government Obligations — 3 .7%
(Cost: $ 37,745,208 ) ............................... 36,658,584
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares- High
Income Taxable Series , Class A
(n)
....... 14,408,518 137,457,259
Total Investment Companies — 14 .0%
(Cost: $ 144,284,000 ) .............................. 137,457,259
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. USD 299 $ 339,950
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 110 115,895
State of California
Series 2018 , GO , 4.60% , 04/01/38
(o)
..... 1,215 1,220,972
Series 2009 , GO , 7.55% , 04/01/39 ...... 255 302,663
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 225 186,445
2,165,925
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010A , RB , 6.64% , 04/01/57 .......... 51 54,450
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 1,057 1,067,355
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB , 4.15% , 02/01/33 620 612,396
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 317 369,952
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... 195 210,502
New York City Municipal Water Finance Authority
Series 2010EE , RB , 6.01% , 06/15/42 .... 105 105,840
Series 2011CC , RB , 5.88% , 06/15/44 .... 155 154,016
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 60 59,772
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 120 125,873
Series 2014-181 , RB , 4.96% , 08/01/46 ... 195 186,170
842,173
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 135 167,712
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 315 325,443
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
........ 310 310,000
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 323 327,664
963,107
Total Municipal Bonds — 0 .6%
(Cost: $ 6,715,342 ) ............................... 6,243,070
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.0%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ..................... 93 92,936
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
.................... 100 99,998
Series 2025-NQM2, Class A1, 5.79%,
06/25/70
(a)
.................... 136 136,939
Series 2026-NQM1, Class A1, 4.91%,
02/25/71
(a)
.................... 587 579,928

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (e)
................ USD 237 $ 237,015
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor/5.42% Cap +
0.46%), 4.11%, 06/25/35
(a)
......... 89 80,480
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.74%,
02/25/36
(a)
.................... 10 9,456
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 47 20,418
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 3,577
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor/2.00% Cap +
1.73%), 5.47%, 11/25/46
(a)
......... 41 34,616
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
4.44%, 10/25/46
(a)
............... 94 83,934
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.14%, 07/25/46
(a)
............... 6 5,242
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.22%, 11/25/36
(a)
............... 54 51,087
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.26%, 07/25/46
(a)
............... 46 43,123
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 9 3,696
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 04/25/47
(a)
............... 10 9,131
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.68%,
10/25/46 ..................... 37 24,339
Series 2006-4, Class 1A12, (1-mo. CME Term
SOFR at 0.32% Floor + 0.32%), 3.97%,
10/25/46 ..................... 44 21,738
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 4.44%,
02/25/47 ..................... 48 16,041
Angel Oak Mortgage Trust
(b)
Series 2021-2, Class A1, 0.98%, 04/25/66
(a)
330 284,663
Series 2023-7, Class A1, 4.80%, 11/25/67
(e)
208 206,216
Series 2024-10, Class A1, 5.35%, 10/25/69
(e)
70 70,225
Series 2024-11, Class A1, 5.70%, 08/25/69
(e)
119 119,617
Series 2025-1, Class A1, 5.69%, 01/25/70
(e)
309 310,204
Series 2025-2, Class A1, 5.64%, 02/25/70
(e)
257 257,215
Series 2025-8, Class A1, 5.41%, 07/25/70
(e)
341 340,480
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.96%, 07/31/57
(a) (b)
............ 269 97,036
Atlas Funding plc, Series 2025-2, Class E,
(Sterling Overnight Index Average at 0.00%
Floor + 3.07%), 6.80%, 07/20/67
(a) (f)
..... GBP 100 133,677
Banc of America Funding Corp., Series 2015-R3,
Class 1A2, 4.44%, 03/27/36
(a) (b)
........ USD 81 68,415
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (b)
......... 113 38,892
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM3, Class B1, 7.57%,
05/25/65 ..................... 100 100,782
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM2, Class A1, 4.70%,
12/25/65 ..................... USD 1,414 $ 1,393,544
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor/11.00% Cap +
0.39%), 4.04%, 08/25/36 .......... 7 6,733
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor/10.50% Cap +
0.45%), 4.10%, 03/25/37 .......... 54 49,746
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor/10.50% Cap +
0.39%), 4.04%, 03/25/37 .......... 7 6,917
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor/10.50% Cap +
0.51%), 4.16%, 09/25/47 .......... 24 22,489
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor/10.50% Cap +
0.32%), 3.97%, 06/25/37 .......... 8 7,550
Bletchley Park Funding plc
(a)(f)
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.88%),
5.61%, 01/27/70 ................ GBP 100 133,469
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.38%),
7.11%, 01/27/70 ................ 100 132,886
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.96%,
09/25/63
(a)
.................... USD 151 150,820
Series 2025-NQM2, Class A1, 5.68%,
11/25/64
(e)
.................... 300 301,562
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (e)
................ 173 173,622
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (e)
..................... 96 94,023
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 .......... 655 248,981
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 12 5,178
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.70%,
04/25/46
(a)
.................... 128 33,088
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.16%, 04/25/46
(a)
............... 11 10,506
Series 2007-15, Class 2A2, 6.50%, 09/25/37 172 56,110
Series 2007-9, Class A1, 5.75%, 07/25/37 . 56 24,888
Series 2007-9, Class A11, 5.75%, 07/25/37 30 13,599
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 27 25,917
Series 2008-2, Class 1A1, 6.50%, 06/25/38 37 32,427
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
188 170,369
Series 2024-6, Class A1, 5.39%, 11/25/69
(e)
72 71,457
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
279 276,872
Series 2025-12, Class B1, 6.86%, 01/26/71
(a)
128 127,905
Series 2025-7, Class A1, 5.47%, 06/25/70
(e)
342 341,882
Series 2025-8, Class A1, 5.48%, 08/25/70
(e)
166 166,204
Series 2025-8, Class B1, 7.10%, 08/25/70
(a)
100 100,077
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 111,697
Cross Mortgage Trust
(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
272 271,970
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
691 692,891
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
173 174,058

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-H4, Class A1, 5.60%, 06/25/70
(a)
USD 127 $ 127,088
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(e)
.................... 664 658,349
Series 2026-NQM2, Class A1LC, 4.96%,
03/25/61
(e)
.................... 473 465,195
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1-
mo. CME Term SOFR at 1.35% Floor/6.25%
Cap + 1.46%), 5.11%, 11/25/35
(a)
....... 41 7,892
CSMC Trust
(a)(b)
Series 2020-SPT1, Class PT, 6.53%,
04/25/65 ..................... 330 322,744
Series 2022-NQM3, Class A1B, 5.27%,
03/25/67 ..................... 168 165,605
Series 2022-NQM6, Class PT, 10.40%,
12/25/67 ..................... 245 243,155
Deephaven Residential Mortgage Trust
(b)
Series 2024-1, Class A1, 5.74%, 07/25/69
(e)
74 74,344
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
.................... 552 547,651
Series 2025-INV1, Class B1, 6.68%,
11/25/60
(a)
.................... 100 99,575
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(a)
.................... 871 860,256
Series 2026-INV1, Class B1, 6.57%,
12/25/70
(a)
.................... 100 98,759
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.10%,
08/25/47
(a)
...................... 76 71,423
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
...................... 6 4,805
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (e)
..... 111 110,756
Edenbrook Mortgage Funding plc, Series 2024-1,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.95%), 5.68%, 03/22/57
(a) (f)
. GBP 99 133,095
Ellington Financial Mortgage Trust
(b)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69
(e)
.................... USD 130 130,223
Series 2025-INV1, Class A1, 5.63%,
03/25/70
(e)
.................... 218 218,897
Series 2025-INV2, Class A1, 5.39%,
05/26/70
(e)
.................... 270 269,462
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(e)
.................... 537 536,607
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
.................... 672 668,611
Series 2025-NQM6, Class A1A, 5.00%,
12/25/70
(e)
.................... 231 228,692
Series 2026-INV2, Class A1, 4.68%,
02/25/71
(a)
.................... 1,187 1,168,006
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
.................... 1,159 1,142,990
Elstree 1st plc, Series 252-1ST, Class E,
(Sterling Overnight Index Average at 0.00%
Floor + 2.88%), 6.61%, 10/21/65
(a) (f)
..... GBP 100 132,783
Gaea Mortgage Loan Trust, Series 2025-A,
Class A, 6.75%, 02/25/30
(a) (b)
.......... USD 7 6,892
GCAT Trust
(b)(e)
Series 2025-NQM4, Class A1, 5.53%,
06/25/70 ..................... 364 364,092
Series 2026-NQM1, Class A1A, 4.79%,
12/25/70 ..................... 735 724,648
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
2.00% Floor/10.50% Cap + 2.00%), 5.77%,
03/25/36
(a)
...................... USD 11 $ 10,070
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM6, Class A1, 5.02%,
02/25/66
(b) (e)
..................... 244 242,244
GS Mortgage-Backed Securities Trust
(b)(e)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ..................... 271 268,873
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ..................... 307 304,130
Series 2026-DSC1, Class A1, 4.73%,
05/25/66 ..................... 1,443 1,416,703
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.11%, 01/25/35 ................ 22 19,733
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.11%, 03/25/35 ................ 26 24,469
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor/9.15% Cap +
0.46%), 4.11%, 01/25/36 ........... 21 17,392
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... —
(g)
1,218
HarborView Mortgage Loan Trust
(a)
Series 2005-1, Class 1A, (1-mo. CME Term
SOFR at 0.64% Floor + 0.75%), 4.39%,
03/19/35 ..................... 48 22,607
Series 2007-4, Class 2A2, (1-mo. CME Term
SOFR at 0.00% Floor/10.00% Cap +
0.61%), 4.00%, 07/19/37 .......... 63 58,373
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(e)
.................... 422 422,418
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(e)
.................... 659 657,774
Series 2025-NQM5, Class A1, 5.03%,
09/25/70
(a)
.................... 257 255,059
Series 2025-NQM5, Class B1, 6.79%,
09/25/70
(a)
.................... 100 99,306
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.10%, 11/25/36
(a)
...... 38 35,074
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR41, Class A3, (1-mo. CME
Term SOFR at 0.36% Floor/11.00% Cap +
0.47%), 4.12%, 02/25/37 .......... 32 31,640
Series 2007-AR19, Class 3A1, 3.69%,
09/25/37 ..................... 60 38,284
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.24%, 08/25/37 ................ 61 57,041
J.P. Morgan Mortgage Trust
(b)
Series 2024-VIS1, Class B2, 8.06%,
07/25/64
(a)
.................... 150 150,813
Series 2024-VIS2, Class B1, 7.69%,
11/25/64
(a)
.................... 133 134,206
Series 2025-NQM2, Class A1, 5.57%,
09/25/65
(a)
.................... 461 461,007
Series 2025-NQM5, Class A1LC, 5.02%,
05/25/66
(e)
.................... 250 246,553
Series 2025-VIS1, Class M1, 6.41%,
08/25/55
(a)
.................... 250 250,287

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM1, Class A1LC, 4.93%,
06/25/66
(e)
.................... USD 449 $ 442,317
Japan Housing Finance Agency, Series 180,
Class 1, 0.50%, 05/10/57 ............ JPY 79,607 350,953
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 3.22%, 08/25/37
(a) (b)
......... USD 13 3,960
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.18%,
04/25/37
(a)
...................... 67 54,530
MFA Trust
(b)
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(e)
.................... 193 192,943
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(e)
.................... 806 801,955
Series 2026-INVR1, Class A1, 5.39%,
12/25/59
(a)
.................... 471 469,331
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.46%, 04/28/62
(a) (f)
................ EUR 100 114,506
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-DSC2, Class A1, (30-day
Average SOFR + 0.00%), 5.44%, 07/25/70 USD 718 717,081
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ..................... 283 283,549
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ..................... 440 441,946
Series 2026-NQM2, Class A1, 4.73%,
01/26/71 ..................... 670 659,876
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor/9.00% Cap + 0.45%),
4.07%, 04/16/36
(a) (b)
................ 92 91,359
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
21 20,245
Series 2024-NQM3, Class B1, 7.15%,
11/25/64
(a)
.................... 170 170,796
Series 2025-NQM1, Class A1, 5.64%,
01/25/65
(e)
.................... 189 189,511
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
.................... 100 100,893
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
.................... 151 150,664
Series 2025-NQM4, Class B1, 7.01%,
07/25/65
(a)
.................... 105 103,705
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
.................... 145 144,045
Series 2026-NQM3, Class A1, 4.83%,
02/25/66
(a)
.................... 1,450 1,431,424
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
4.60%, 06/25/37
(a)
................. 8 6,550
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a) (b)
..................... 360 357,080
NYMT Loan Trust
(b)
Series 2024-INV1, Class A1, 5.38%,
06/25/69
(a)
.................... 75 75,164
Series 2026-INV1, Class A1, 4.77%,
02/25/61
(a)
.................... 785 774,209
Series 2026-INV1, Class A1LC, 4.94%,
02/25/61
(e)
.................... 131 129,049
Series 2026-INV1, Class B1, 6.47%,
02/25/61
(a)
.................... 400 392,398
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
OBX Trust, Series 2025-NQM3, Class A1,
5.65%, 12/01/64
(b) (e)
................ USD 164 $ 164,574
PRKCM Trust
(a)(b)
Series 2023-AFC1, Class B1, 7.31%,
02/25/58 ..................... 498 496,124
Series 2026-AFC1, Class A1, 4.68%,
02/25/61 ..................... 315 309,706
PRPM Trust
(b)
Series 2024-NQM1, Class B1, 7.35%,
12/25/68
(a)
.................... 148 148,995
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(e)
.................... 147 147,270
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
.................... 100 100,436
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(e)
.................... 394 394,993
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(a)
.................... 532 532,609
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(e)
.................... 216 214,224
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
.................... 248 245,050
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(b) (e)
......... 100 100,532
RALI Trust, Series 2007-QH9, Class A1, 3.87%,
11/25/37
(a)
...................... 18 15,031
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (e)
............ 71 71,269
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor/9.50% Cap + 0.51%), 4.16%,
09/25/35
(a) (b)
..................... 1 1,105
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.41%, 11/25/36
(a)
................. 38 32,237
Santander Mortgage Asset Receivable Trust
(b)
Series 2025-NQM2, Class A1, 5.73%,
02/25/65
(e)
.................... 109 108,768
Series 2025-NQM6, Class A1, 5.14%,
11/25/65
(a)
.................... 165 163,978
Series 2026-NQM1, Class A1, 4.95%,
11/25/65
(a)
.................... 386 381,774
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%, 07/25/61
(a)
435 364,216
Series 2025-1, Class ALCF, 5.23%, 12/25/65 100 99,182
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 3.91%, 04/25/36
(a)
33 18,033
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor/10.50% Cap +
0.49%), 4.14%, 06/25/36 .......... 47 42,241
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor/10.50% Cap +
0.53%), 4.18%, 05/25/46 .......... 26 18,393
Toorak Mortgage Trust, Series 2024-2, Class A1,
6.33%, 10/25/31
(b) (e)
................ 100 100,268
Verus Securitization Trust
(b)
Series 2021-8, Class A1, 2.82%, 11/25/66
(a)
177 161,626
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(e)
.................... 140 138,220
Series 2025-5, Class A1, 5.43%, 06/25/70
(e)
336 336,864
Series 2025-6, Class A1, 5.42%, 07/25/70
(e)
801 801,892
Series 2026-1, Class A1LC, 5.02%,
01/25/71
(e)
.................... 100 98,413
Series 2026-2, Class A1LC, 4.75%,
02/25/71
(e)
.................... 371 363,324
Series 2026-R1, Class A1, 4.83%, 10/25/67
(a)
146 144,069

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(e)
.................... USD 236 $ 233,734
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 26 25,290
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(e)
19 16,860
39,079,761
Commercial Mortgage-Backed Securities — 4.4%
1301 Trust
(a)(b)
Series 2025-1301, Class A, 5.23%, 08/11/42 55 54,934
Series 2025-1301, Class E, 7.48%, 08/11/42 34 34,564
Series 2025-1301, Class F, 8.37%, 08/11/42 431 447,013
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.23%,
06/15/42
(a) (b)
..................... 515 515,321
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.78%, 06/05/37
(a) (b)
.............. 100 97,462
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 5.45%,
09/15/34 ..................... 100 99,500
Series 2017-280P, Class E, (1-mo. CME Term
SOFR at 2.37% Floor + 2.42%), 6.03%,
09/15/34 ..................... 137 136,229
425 Trust
(a)(b)
Series 2026-LEX, Class A, (1-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 1.00%,
07/15/43 ..................... 331 331,000
Series 2026-LEX, Class B, (1-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 1.00%,
07/15/43 ..................... 100 100,000
Series 2026-LEX, Class D, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 1.00%,
07/15/43 ..................... 100 100,000
Series 2026-LEX, Class E, (1-mo. CME Term
SOFR at 4.60% Floor + 4.60%), 1.00%,
07/15/43 ..................... 400 400,000
Series 2026-LEX, Class F, (1-mo. CME Term
SOFR at 5.85% Floor + 5.85%), 1.00%,
07/15/43 ..................... 500 500,000
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.90%, 04/15/35
(a) (b)
..... 19 18,834
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29 350 351,532
Series 2024-ATRM, Class E, 9.52%, 11/10/29 72 74,119
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.28%, 08/15/42 ................ 133 133,746
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.13%, 08/15/42 ................ 141 141,633
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.38%, 08/15/42 ............... 20 20,054
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,440 1,469,715
Series 2024-MAR, Class B, 7.07%, 12/10/41 223 229,563
Series 2024-MAR, Class C, 7.77%, 12/10/41 546 561,828
Series 2024-MAR, Class D, 9.20%, 12/10/41 200 208,901
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
...................... 153 128,389
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.42%, 05/15/35
(a) (b)
.......... 293 293,091
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.15%,
01/25/36 ..................... USD 16 $ 15,182
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.37%,
01/25/36 ..................... 12 11,115
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.30%,
04/25/36 ..................... 4 3,526
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.14%,
10/25/36 ..................... 4 3,668
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.21%,
10/25/36 ..................... 3 3,028
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.17%,
07/25/37 ..................... 11 10,205
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.44%,
09/25/37 ..................... 44 42,357
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.55%,
03/15/37
(a) (b)
................... 35 33,075
Series 2022-C17, Class A5, 4.44%, 09/15/55 23 22,273
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
70 54,315
Series 2025-C39, Class A5, 5.30%, 12/15/58 55 55,816
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 19 19,068
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ........... 43 37,929
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
11/15/41 ..................... 160 160,150
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.26%,
11/15/41 ..................... 104 104,130
Series 2025-5MW, Class A, 4.83%, 10/10/42 105 103,825
Series 2025-5MW, Class E, 8.18%, 10/10/42 47 48,293
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.13%,
11/15/42 ..................... 913 914,997
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.38%,
11/15/42 ..................... 8 8,035
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.48%, 08/15/42
(a) (b)
998 1,001,864
BIKE Pass-Through Trust
(a)(b)
Series 2026-BAND, Class A, (1-mo. CME
Term SOFR at 2.15% Floor + 2.15%),
5.78%, 07/15/43 ................ 200 199,999
Series 2026-BAND, Class B, (1-mo. CME
Term SOFR at 4.15% Floor + 4.15%),
7.78%, 07/15/43 ................ 200 199,998
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 4.97%, 03/15/41
(a) (b)
76 76,173
BOS Trust, Series 2026-LYRK, Class A, 5.22%,
05/11/41
(a) (b)
..................... 136 135,523
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class A, 5.39%, 11/05/39 100 100,521
Series 2025-STAR, Class A, 5.11%, 11/05/42 250 247,839

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
............... USD 299 $ 305,556
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
..................... 30 30,209
BRCK Trust
(a)(b)
Series 2025-830B, Class A, 4.96%, 12/10/42 156 154,396
Series 2025-830B, Class E, 7.51%, 12/10/42 389 386,544
Series 2025-830B, Class F, 8.40%, 12/10/42 150 148,968
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
11/15/42
(a) (b)
..................... 506 505,375
Bridge Commercial Mortgage Trust, Series
2026-MF, Class A, (1-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.85%, 06/15/39
(a) (b)
400 400,625
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
............... 105 96,043
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
08/15/41 ..................... 217 217,626
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.92%, 12/15/39 ................ 175 174,842
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 05/15/41 ................ 495 496,103
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.16%, 11/15/41 CAD 58 40,571
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39 ..................... USD 142 142,473
Series 2025-BCAT, Class A, (1-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.01%, 08/15/42 ................ 70 70,283
Series 2025-BCAT, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.50%),
7.13%, 08/15/42 ................ 70 70,263
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.03%,
11/15/42 ..................... 768 769,710
Series 2025-JDI, Class E, (1-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 7.03%,
11/15/42 ..................... 87 87,118
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.07%, 04/15/40 ................ 263 263,091
Series 2026-AHP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.85%,
06/15/43 ..................... 100 100,000
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/45 ..................... 1,077 1,076,327
Series 2026-XL6, Class E, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 6.63%,
03/15/43 ..................... 149 150,409
BX Trust
(a)(b)
Series 2025-ARIA, Class A, 5.20%, 12/13/42 470 470,857
Series 2025-LIFE, Class A, 6.08%, 06/13/47 149 148,176
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
10/15/42 ..................... 318 318,199
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.03%,
06/15/35 ..................... 121 121,306
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.93%,
06/15/35 ..................... USD 66 $ 65,678
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
03/15/42 ..................... 1,124 1,122,427
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
12/15/44 ..................... 266 266,249
Series 2026-ORBT, Class A, (1-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.04%, 07/15/43 ................ 137 137,000
Series 2026-PNDA, Class A, (1-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.93%, 05/15/43 ................ 535 536,170
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 35 28,211
Series 2017-GM, Class D, 3.54%, 06/13/39 200 195,538
Series 2017-GM, Class E, 3.54%, 06/13/39 50 48,485
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.50%,
07/15/41
(a) (b)
..................... 311 311,583
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 02/10/50 .................. 30 29,543
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(a) (b)
..................... 560 559,014
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a) (b)
..................... 126 119,875
CHI Commercial Mortgage Trust
(a)(b)
Series 2025-110W, Class A, 5.10%, 12/13/40 178 176,768
Series 2025-110W, Class D, 6.63%, 12/13/40 275 274,695
CIP Commercial Mortgage Trust
(a)(b)
Series 2025-SBAY, Class A, (1-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.03%, 10/15/37 ................ 885 887,213
Series 2025-SBAY, Class E, (1-mo. CME
Term SOFR at 3.75% Floor + 3.75%),
7.38%, 10/15/37 ................ 124 124,343
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
.................... 160 159,550
Series 2025-167G, Class A, 5.50%, 08/10/40 491 481,652
Series 2025-167G, Class E, 8.47%,
08/10/40
(a)
.................... 75 73,887
Series 2025-167G, Class F, 9.46%,
08/10/40
(a)
.................... 66 65,041
Series 2025-SBX, Class B, 5.73%, 08/10/41
(a)
93 92,243
CSMC Trust
(b)
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 95,649
Series 2022-LION, Class A, (1-mo. CME Term
SOFR at 3.59% Floor + 3.44%), 7.06%,
02/15/27
(a) (h)
................... 160 159,495
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.92%, 11/10/41 131 130,137
Series 2025-GATE2, Class A, 4.71%,
11/10/42 ..................... 140 137,354
Series 2025-GATE2, Class D, 5.82%,
11/10/42 ..................... 100 98,346
Series 2026-GATE3, Class E, 6.55%,
02/10/43 ..................... 300 300,266
CVLR Trust, Series 2026-R3LX, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.15%, 06/15/43
(a) (b)
................ 159 159,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
11/15/42 ..................... USD 1,386 $ 1,387,300
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.68%,
11/15/42 ..................... 113 113,353
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.23%, 08/15/35
(a) (b)
................ 278 278,466
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.23%,
08/15/37 ..................... 332 333,037
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 6.52%,
08/15/37 ..................... 17 17,048
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 5.32%, 08/10/42 174 174,822
Series 2025-151, Class D, 7.02%, 08/10/42 100 102,865
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
...................... 839 845,424
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.08%, 12/15/39 ................ 525 525,688
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.28%, 12/15/39 ................ 155 156,881
FS Commercial Mortgage Trust, Series 2026-
PALM, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.05%, 07/15/41
(a) (b)
100 100,000
FS Trust, Series 2026-HULA, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.08%, 03/15/41
(a) (b)
................ 286 286,626
GGP, Series 2026-TY, Class A, 4.83%,
03/05/43
(a) (b)
..................... 94 92,601
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 80 71,131
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.07%, 05/15/37
(a) (b)
406 406,254
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.33%, 04/15/41
(a) (b)
200 200,625
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 5.04%, 11/05/37
(a) (b)
160 159,402
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 11/15/41
(a) (b)
.......... 220 218,075
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.35%, 11/09/39 360 359,967
Series 2024-IGLG, Class D, 6.70%, 11/09/39 100 99,499
Series 2024-IGLG, Class E, 7.50%, 11/09/39 305 303,268
Series 2024-IGLG, Class F, 8.49%, 11/09/39 261 258,997
Series 2026-FUN, Class A, (1-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.25%,
06/15/39 ..................... 100 100,125
KSL Trust
(a)(b)
  (1-mo. SOFR FWD + 1.89%), 5.52%,
06/15/30 ..................... 126 126,315
  (1-mo. SOFR FWD + 4.09%), 7.71%,
06/15/30 ...................... 18 18,055
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Lagarino European Loan Conduit No. 40 DAC
(a)(f)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.54%, 06/22/37 EUR 159 $ 181,141
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 5.04%, 06/22/37 101 115,233
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.94%, 06/22/37 258 293,406
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
4.98%, 03/15/43
(a) (b)
................ USD 343 343,536
LQR Trust
(a)(b)
Series 2025-CALI, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.23%,
01/15/43 ..................... 97 96,879
Series 2025-CALI, Class E, (1-mo. CME Term
SOFR at 3.95% Floor + 3.95%), 7.58%,
01/15/43 ..................... 290 289,997
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.33%, 10/15/40
(a) (b)
................ 346 345,713
Manhattan West Mortgage Trust, Series 2026-
2MW, Class A, 5.50%, 06/10/48
(a) (b)
...... 550 553,920
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 5.42%, 12/15/41
(a) (b)
.......... 215 215,040
MIC Trust (The), Series 2023-MIC, Class A,
8.73%, 12/05/38
(a) (b)
................ 70 73,763
MLTI Trust
(a)(b)
Series 2026-MLTI, Class A10, (1-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.02%, 06/15/31 ................ 300 300,000
Series 2026-SF75, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.03%,
03/15/36 ..................... 238 238,149
Series 2026-SF75, Class E, (1-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 6.88%,
03/15/36 ..................... 221 221,814
Morgan Stanley Capital I Trust, Series 2021-
230P, Class B, (1-mo. CME Term SOFR at
1.45% Floor + 1.56%), 5.19%, 12/15/38
(a) (b)
20 18,378
National Commercial Mortgage Trust, Series
2026-IND, Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 4.98%, 06/15/43
(a) (b)
100 100,062
NCMF Trust, Series 2025-MFS, Class E, 7.78%,
06/10/33
(a) (b)
..................... 295 295,050
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.02%, 10/15/40
(a) (b)
200 200,500
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.37%,
10/15/40 ..................... 224 224,770
Series 2025-28L, Class A, 4.82%, 11/05/38 394 390,799
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.62%,
08/15/29 ..................... 100 100,031
Series 2025-77C, Class A, 4.95%, 01/10/36 480 475,240
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a) (b)
.......... 190 172,687
ONNI Commercial Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(a) (b)
...... 100 100,718
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.12%, 12/15/39
(a) (b)
................ 630 631,181

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.52%, 08/10/42 USD 118 $ 119,173
Series 2025-P11, Class C, 6.72%, 08/10/42 100 103,127
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.78%, 03/15/43
(a) (b)
125 125,039
PRM8 Trust, Series 2026-PRM8, Class E,
6.53%, 05/10/41
(a) (b)
................ 100 98,314
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
................. 113 114,209
Sage AR Funding
(a)(f)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.15%, 05/17/37 ................ GBP 95 124,980
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.65%, 05/17/37 ................ 95 124,934
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.53%, 05/18/38 ................ 270 355,984
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.28%, 05/18/38 ................ 116 152,866
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.88%, 08/15/42 ................ USD 174 174,109
Series 2025-FLWR, Class E, (1-mo. CME
Term SOFR at 2.75% Floor + 2.75%),
6.38%, 08/15/42 ................ 28 27,765
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 04/15/41
(a) (b)
.......... 100 100,250
SLG Office Trust, Series 2026-OMA, Class E,
7.19%, 04/15/41
(a) (b)
................ 100 99,980
Taurus UK DAC
(a)(f)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.75%, 02/18/35 .......... GBP 84 112,102
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.25%, 02/18/35 .......... 90 118,918
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 6.95%, 02/18/35 .......... 189 251,580
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.87%, 12/15/39
(a) (b)
USD 439 439,137
UK Logistics DAC
(a)(f)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................ GBP 57 75,398
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
6.84%, 02/17/35 ................ 82 108,885
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................ 164 218,193
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.40%, 08/17/35 ................ 85 113,131
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.28%, 11/15/42 ................ USD 388 386,896
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.88%, 11/15/42 ................ USD 100 $ 99,593
VEGAS, Series 2024-GCS, Class C, 6.42%,
07/10/36
(a) (b)
..................... 512 517,178
VEGAS Trust, Series 2024-GCS, Class D,
6.42%, 07/10/36
(a) (b)
................ 623 620,907
Velocity Commercial Capital Loan Trust
(b)
Series 2017-2, Class M3, 4.24%, 11/25/47
(a)
52 48,738
Series 2017-2, Class M4, 5.00%, 11/25/47
(a)
26 23,675
Series 2023-1, Class M5, 9.63%, 01/25/53
(a)
67 63,428
Series 2024-1, Class A, 6.55%, 01/25/54
(a)
. 108 109,361
Series 2024-5, Class A, 5.49%, 10/25/54 .. 63 62,599
Series 2024-5, Class M3, 6.76%, 10/25/54 . 72 71,774
Series 2024-6, Class M2, 6.55%, 12/25/54
(a)
99 99,736
Series 2024-6, Class M3, 6.92%, 12/25/54
(a)
182 183,265
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
99 100,018
Series 2025-1, Class M1, 6.68%, 02/25/55
(a)
775 785,384
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
100 100,330
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
100 99,328
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
223 218,514
Series 2026-1, Class A, 5.10%, 02/25/56
(a)
. 468 461,463
43,564,906
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.74%, 02/15/50 ............... 1,000 1,741
BBCMS Trust, Series 2015-SRCH, Class XA,
0.97%, 08/10/35
(b)
................. 845 4,459
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.77%, 01/15/52 4,315 48,622
Series 2019-B9, Class XA, 1.16%, 03/15/52 926 18,988
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.42%, 05/10/58 .... 170 2
CSAIL Commercial Mortgage Trust, Series 2017-
CX10, Class XB, 0.32%, 11/15/50 ...... 1,430 5,675
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 17
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 1.40%, 09/15/47 48 1
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
1,800 1,333
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.42%, 12/15/47 66 656
Series 2015-C26, Class XD, 1.64%, 10/15/48 53 2
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.71%,
03/15/49
(b)
.................... 1,000 12,810
Series 2017-H1, Class XD, 2.27%, 06/15/50
(b)
110 1,988
Series 2019-L2, Class XA, 1.16%, 03/15/52 345 7,411
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 1,562 4,836
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ..................... 312 812
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.54%, 08/15/49
(b)
. 1,000 6,673
116,026
Total Non-Agency Mortgage-Backed Securities — 8 .4%
(Cost: $ 83,567,408 ) ............................... 82,760,693

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(p)
Capital Markets — 0.0%
(c)(d)(h)
Lehman Brothers Holdings, Inc. .......... USD 1,025 $ —
Lehman Brothers Holdings, Inc., Capital Trust VII 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.0%
Automobiles — 0.0%
Stellantis NV , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%), 8.25%
(a) (f) (j)
GBP 100 129,502
Banks — 0.0%
(a)(f)(j)
Standard Chartered plc , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.02%), 7.63% ................... USD 200 209,464
United Overseas Bank Ltd. , (SDSOA7 + 0.94%),
3.00% ......................... SGD 250 191,996
401,460
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (f) (j)
............... EUR 200 226,322
Construction Materials — 0.1%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ USD 327 340,472
Consumer Finance — 0.0%
AerCap Ireland Capital DAC , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.44%), 6.50% , 01/31/56
(a)
.... 158 160,038
Diversified Telecommunication Services — 0.2%
(a)
Bell Telephone Co. of Canada or Bell Canada ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.36%), 7.00% , 09/15/55 100 103,334
British Telecommunications Ltd. , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38% , 12/20/83
(f)
............ GBP 300 420,166
Cas Capital No. 2 Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.53%), 6.25%
(f) (j)
.................. USD 400 401,500
TELUS Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
6.38% , 06/09/56 .................. 100 99,742
1,024,742
Electric Utilities — 0.4%
(a)
Edison International , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.66%), 7.88% , 06/15/54 ............. 100 102,862
EDP SA , Series NC5. , (5-Year EUR Swap
Annual + 1.89%), 1.50% , 03/14/82
(f)
..... EUR 200 225,585
Evergy, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.65% , 06/01/55 .................. USD 356 363,967
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................ 226 235,387
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................ 149 151,749
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year EURIBOR ICE Swap Rate + 1.59%),
4.00% , 05/15/56 ................ EUR 800 $ 902,262
PacifiCorp , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.29%),
7.13% , 08/15/56 .................. USD 100 99,329
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................ 598 609,351
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................ 712 709,472
Southern Co. (The) , Series 2025 , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.07%), 6.38% , 03/15/55 ..... 568 582,910
3,982,874
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ..... 43 41,714
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 89 88,355
130,069
Health Care Providers & Services — 0.0%
CVS Health Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.89%), 7.00% , 03/10/55
(a)
........... 100 103,820
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.89%), 6.95% , 07/15/55
(a)
........... 100 98,727
Insurance — 0.0%
Athene Holding Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88% , 06/28/55
(a)
........... 195 187,239
Multi-Utilities — 0.3%
(a)
CenterPoint Energy, Inc.
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................ 124 128,443
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................ 141 145,079
Dominion Energy, Inc.
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................ 261 269,694
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.20% , 02/15/56 ................ 338 339,068
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% , 11/30/54 ................ 203 209,905
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75% , 07/15/56 ................ 153 152,778
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................ 157 160,165

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55% , 04/01/55 ................ USD 165 $ 166,339
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63% , 04/01/55 ................ 100 101,113
Veolia Environnement SA , (5-Year EUR Swap
Annual + 2.08%), 2.00%
(f) (j)
........... EUR 300 333,735
2,006,319
Oil, Gas & Consumable Fuels — 0.0%
(a)
Energy Transfer LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.48%), 6.75% , 02/15/56 ............. USD 100 102,153
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (j)
....................... 72 74,876
Thaioil Treasury Center Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(f) (j)
.......... 200 196,920
373,949
Pharmaceuticals — 0.0%
Bayer AG , (5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82
(a) (f)
................ EUR 100 117,679
Real Estate Management & Development — 0.0%
Aroundtown Finance SARL , (5-Year EURIBOR
ICE Swap Rate + 3.43%), 5.25%
(a) (f) (j)
.... 100 109,995
Wireless Telecommunication Services — 0.0%
Vodafone Group plc , (5-Year USD Swap Semi +
4.87%), 7.00% , 04/04/79
(a)
........... USD 100 103,705
Total Capital Trusts — 1 .0%
(Cost: $ 9,554,259 ) ............................... 9,496,912
Shares
Shares
Preferred Stocks — 0.1%
Interactive Media & Services — 0.0%
Alphabet, Inc.
(l)
Series B , 6.25% , .................. 1,400 70,420
Series A , 6.25% , .................. 1,400 71,246
141,666
IT Services — 0.0%
Fluidstack CS I, Inc. , Series A , Class E
(d) (h)
... 2,025 328,496
Software — 0.1%
True Anomaly, Inc. , Series D , Class E
(d) (h)
.... 13,522 352,383
Total Preferred Stocks — 0 .1%
(Cost: $ 644,012 ) ................................. 822,545
Trust Preferreds — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
....... 1,700 114,410
Total Trust Preferreds — 0.0%
(Cost: $ 85,000 ) ................................. 114,410
Total Preferred Securities — 1 .1%
(Cost: $ 10,283,271 ) ............................... 10,433,867
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.6%
(a)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.40% , 05/25/57 .................. USD 18 $ 7,973
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Class FH , (30-day Average SOFR at
1.50% Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ................ 281 285,715
Series 5468 , Class WF , (30-day Average
SOFR at 1.10% Floor/6.50% Cap +
1.10%), 4.73% , 11/25/54 ........... 369 369,809
Series 5478 , Class FD , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 02/25/54 .......... 179 180,981
Series 5479 , Class FB , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 12/25/54 .......... 153 154,657
Series 5482 , Class FB , (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 12/25/54 .......... 367 373,026
Series 5499 , Class FW , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 02/25/55 .......... 520 525,825
Series 5500 , Class DF , (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98% , 10/25/54 .......... 242 244,607
Series 5502 , Class EF , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 02/25/55 .......... 198 200,456
Series 5508 , Class FE , (30-day Average
SOFR at 1.60% Floor/6.50% Cap +
1.60%), 5.23% , 02/25/55 .......... 266 270,660
Series 5508 , Class FG , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 02/25/55 .......... 524 528,708
Series 5513 , Class FD , (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98% , 01/25/55 .......... 1,801 1,817,962
Series 5515 , Class FB , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 03/25/55 .......... 214 216,988
Series 5516 , Class FC , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 03/25/55 .......... 4,100 4,144,954
Series 5539 , Class FC , (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 05/25/55 .......... 274 277,681
Series 5543 , Class FC , (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 06/25/55 .......... 208 211,147
Series 5543 , Class FG , (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 06/25/55 .......... 212 215,273
Series 5543 , Class FM , (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 06/25/55 .......... 280 284,071
Series 5563 , Class FA , (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98% , 08/25/55 .......... 519 524,128
Series 5570 , Class FA , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 05/25/55 .......... 309 312,447

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5574 , Class FB , (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98% , 09/25/55 .......... USD 256 $ 258,718
Federal National Mortgage Association Variable
Rate Notes
Series 2023-35 , Class FC , (30-day Average
SOFR at 1.10% Floor/7.00% Cap +
1.10%), 4.73% , 08/25/53 .......... 423 426,277
Series 2023-68 , Class FB , (30-day Average
SOFR at 1.05% Floor/7.00% Cap +
1.05%), 4.68% , 01/25/54 .......... 413 416,137
Series 2024-63 , Class FH , (30-day Average
SOFR at 1.10% Floor/7.00% Cap +
1.10%), 4.73% , 09/25/54 .......... 287 289,104
Series 2024-88 , Class FC , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 12/25/54 .......... 227 229,764
Series 2024-95 , Class FC , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 12/25/54 .......... 86 87,445
Series 2024-96 , Class FA , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 12/25/54 .......... 378 381,425
Series 2025-1 , Class FX , (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98% , 02/25/55 .......... 273 275,943
Series 2025-2 , Class FG , (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.08% , 02/25/55 .......... 551 553,815
Series 2025-9 , Class FG , (30-day Average
SOFR at 1.35% Floor/6.50% Cap +
1.35%), 4.98% , 03/25/55 .......... 158 159,296
Series 2025-13 , Class FB , (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.93% , 03/25/55 .......... 335 337,427
Series 2025-18 , Class FH , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 08/25/54 .......... 143 144,176
Series 2025-35 , Class FJ , (30-day Average
SOFR at 1.60% Floor/6.50% Cap +
1.60%), 5.23% , 05/25/55 .......... 326 332,165
Series 2025-42 , Class FA , (30-day Average
SOFR at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 06/25/55 .......... 198 200,849
Series 2025-42 , Class FE , (30-day Average
SOFR at 1.55% Floor/6.50% Cap +
1.55%), 5.18% , 06/25/55 .......... 370 375,905
Series 2025-63 , Class DF , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 08/25/55 .......... 207 209,161
Government National Mortgage Association
Variable Rate Notes , Series 2025-9 , Class
FE , (30-day Average SOFR at 1.25%
Floor/6.50% Cap + 1.25%), 4.86% , 01/20/55 230 231,369
16,056,044
Commercial Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.44% , 11/25/32
(a)
................. 8 7,886
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 211 209,315
Series 2025-126 , Class AD , 5.00% , 05/16/65 193 190,811
Series 2025-129 , Class AB , 4.75% , 09/16/54 141 139,103
Series 2025-130 , Class AL , 4.75% , 08/16/56 141 139,158
686,273
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association ,
Series 2022-78 , Class D , 3.00% , 08/20/51 . USD 630 $ 109,181
Mortgage-Backed Securities — 46.2%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 96 92,736
3.00% , 09/01/27 - 12/01/46 ........... 526 480,497
3.50% , 02/01/31 - 01/01/48 ........... 978 922,985
4.00% , 08/01/40 - 12/01/45 ........... 88 84,479
4.50% , 02/01/39 - 04/01/49 ........... 1,614 1,580,003
5.00% , 10/01/41 - 11/01/48 ........... 70 70,158
5.50% , 02/01/35 - 06/01/41 ........... 57 58,744
Federal National Mortgage Association
4.00% , 01/01/41 .................. 5 4,399
6.00% , 07/01/39 .................. 46 46,880
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 3,737 3,066,793
2.00% , 07/15/56
(q)
................. 5,342 4,374,572
2.50% , 04/20/51 - 01/20/53 ........... 4,537 3,880,029
2.50% , 07/15/56
(q)
................. 4,683 3,997,745
3.00% , 02/15/45 - 01/20/52 ........... 3,809 3,390,145
3.00% , 07/15/56
(q)
................. 2,605 2,311,530
3.50% , 01/15/42 - 10/20/52 ........... 4,870 4,470,887
3.50% , 07/15/56
(q)
................. 618 554,922
4.00% , 04/20/39 - 12/20/52 ........... 2,004 1,891,490
4.00% , 07/15/56
(q)
................. 1,637 1,521,457
4.50% , 12/20/39 - 07/20/49 ........... 494 482,950
4.50% , 07/15/56 - 08/15/56
(q)
.......... 7,754 7,442,726
5.00% , 12/15/38 - 11/20/52 ........... 2,864 2,841,643
5.00% , 07/15/56 - 08/15/56
(q)
.......... 5,638 5,552,656
5.50% , 07/15/56 - 08/15/56
(q)
.......... 13,063 13,117,584
6.00% , 07/15/56 - 08/15/56
(q)
.......... 7,369 7,516,430
6.50% , 07/15/56 - 08/15/56
(q)
.......... 3,110 3,219,466
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ........... 10,181 8,421,102
1.50% , 07/25/41
(q)
................. 179 159,413
2.00% , 10/01/31 - 08/01/52 ........... 42,268 34,869,517
2.00% , 07/25/41 - 07/25/56
(q)
.......... 5,080 4,154,888
2.50% , 09/01/27 - 07/01/53 ........... 32,092 27,497,095
2.50% , 07/25/41 - 07/25/56
(q)
.......... 19,922 16,731,693
3.00% , 04/01/28 - 08/01/52 ........... 15,058 13,466,321
3.00% , 07/25/41 - 07/25/56
(q)
.......... 7,174 6,262,694
3.50% , 03/01/29 - 01/01/51 ........... 5,164 4,763,869
3.50% , 07/25/41 - 08/25/56
(q)
.......... 23,581 21,392,486
4.00% , 08/01/31 - 06/01/52 ........... 7,183 6,821,475
4.00% , 07/25/41 - 07/25/56
(q)
.......... 12,980 12,147,504
4.50% , 07/01/40 - 03/01/56 ........... 5,867 5,723,560
4.50% , 07/25/41 - 07/25/56
(q)
.......... 11,385 10,981,830
5.00% , 02/01/35 - 05/01/56 ........... 43,596 43,196,902
5.00% , 07/25/56
(q)
................. 6,125 6,017,823
5.50% , 02/01/35 - 05/01/56 ........... 12,357 12,490,464
5.50% , 07/25/56
(q)
................. 78,823 79,074,858
6.00% , 04/01/35 - 11/01/55 ........... 11,088 11,400,913
6.00% , 07/25/56
(q)
................. 27,993 28,616,253
6.50% , 05/01/40 - 09/01/53 ........... 1,120 1,162,054
6.50% , 07/25/56
(q)
................. 23,833 24,652,076
452,978,696
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (k)
.......... 110 17,515
Total U.S. Government Sponsored Agency Securities — 47 .9%
(Cost: $ 479,393,188 ) .............................. 469,847,709

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ........... USD 1,013 $ 947,340
4.50% , 08/15/39
(r)
................. 787 776,080
4.38% , 11/15/39 .................. 126 122,378
4.63% , 02/15/40 - 11/15/44 ........... 6,091 5,891,698
1.13% , 05/15/40 - 08/15/40 ........... 3,340 2,102,569
3.88% , 08/15/40 .................. 372 339,377
1.38% , 11/15/40 - 08/15/50 ........... 3,270 1,864,439
1.88% , 02/15/41 - 11/15/51 ........... 4,302 2,552,074
3.75% , 08/15/41 - 11/15/43 ........... 2,823 2,456,919
2.38% , 02/15/42 - 05/15/51 ........... 4,077 2,681,910
3.00% , 05/15/42 - 08/15/52 ........... 10,529 7,708,695
3.25% , 05/15/42 .................. 2,230 1,836,091
3.13% , 02/15/43 - 05/15/48 ........... 3,733 2,879,063
3.88% , 02/15/43
(r) (s)
................ 4,156 3,682,355
3.63% , 08/15/43 - 05/15/53 ........... 8,131 6,612,108
4.75% , 11/15/43 - 11/15/53
(s)
.......... 11,595 11,282,575
4.13% , 08/15/44 - 08/15/53 ........... 2,962 2,660,646
2.50% , 02/15/45 .................. 3,241 2,273,004
2.75% , 11/15/47 .................. 4,241 2,989,574
2.88% , 05/15/49 .................. 1,688 1,198,810
2.25% , 08/15/49 - 02/15/52 ........... 3,782 2,349,426
1.63% , 11/15/50 .................. 1,536 802,755
2.00% , 08/15/51 .................. 1,600 910,875
U.S. Treasury Notes
4.50% , 07/15/26 - 12/31/31 ........... 5,715 5,741,490
4.38% , 12/15/26 - 08/31/28 ........... 5,691 5,711,446
4.00% , 01/15/27 - 02/15/34 ........... 5,943 5,878,763
4.25% , 03/15/27 - 06/30/31 ........... 3,703 3,708,057
2.38% , 05/15/27 - 03/31/29 ........... 2,779 2,688,919
0.50% , 05/31/27 - 08/31/27 ........... 5,416 5,214,742
2.25% , 08/15/27 .................. 3,228 3,161,170
0.38% , 09/30/27 .................. 1,674 1,597,474
4.13% , 10/31/27 .................. 2,532 2,530,516
3.88% , 11/30/27 .................. 4,558 4,539,519
1.25% , 03/31/28 - 09/30/28 ........... 8,963 8,456,258
3.63% , 03/31/28 - 09/30/31 ........... 13,072 12,851,906
1.13% , 08/31/28 .................. 1,481 1,388,553
1.50% , 11/30/28 - 02/15/30 ........... 947 864,647
3.75% , 12/31/28 - 05/31/30 ........... 6,318 6,238,147
1.75% , 01/31/29 .................. 62 58,350
1.88% , 02/28/29 - 02/15/32 ........... 177 160,318
2.88% , 04/30/29 - 05/15/32 ........... 3,632 3,482,659
3.25% , 06/30/29 .................. 2,310 2,250,326
3.50% , 01/31/30 .................. 2,978 2,911,111
4.88% , 10/31/30 .................. 1,730 1,775,788
4.38% , 01/31/32
(s)
................. 5,015 5,047,323
Total U.S. Treasury Obligations — 15 .6%
(Cost: $ 164,800,740 ) .............................. 153,178,243
Security
Shares
Shares Value
Warrants
Beverages — 0.0%
(d) (h)
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1
Share for 1 Warrant, Expires 04/25/35 , Strike
Price USD 0.01 ) .................. 520 $ —
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1
Share for 1 Warrant, Expires 04/25/35 , Strike
Price USD 35.41 ) ................. 534 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 123.8%
(Cost: $ 1,248,811,843 ) ............................ 1,215,813,210
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.2%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills
(t)
13.79% , 10/01/26 ................. BRL 4 836,110
12.32% , 04/01/27 ................. 1 187,784
1,023,894
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(t)
24.31% , 10/20/26 ................. EGP 6,775 128,835
21.77% , 11/17/26 ................. 1,025 19,112
24.55% , 06/29/27 ................. 9,700 158,928
306,875
Total Foreign Government Obligations — 0 .2%
(Cost: $ 1,310,561 ) ............................... 1,330,769
Shares
Shares
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(n) (u)
.................. 14,893,224 14,893,224
Total Money Market Funds — 1 .5%
(Cost: $ 14,893,224 ) ............................... 14,893,224
Total Short-Term Securities — 1.7%
(Cost: $ 16,203,785 ) ............................... 16,223,993
Total Options Purchased — 0.0%
( Cost: $ 1,003,381 ) ............................... 852,934
Total Investments Before Options Written and TBA Sale
Commitments — 125 .5%
(Cost: $ 1,266,019,009 ) ............................ 1,232,890,137
Total Options Written — ( 0 .4 ) %
(Premium Received — $ (3,956,718) ) ................... (4,164,317)
Par (000)
Pa r (000)
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 20 .9 ) %
Government National Mortgage Association
4.50% , 07/15/56 .................. USD (2,512) (2,412,399)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 07/15/56 .................. USD (5,734) $ (5,762,177)
6.00% , 07/15/56 .................. (3,712) (3,789,698)
6.50% , 07/15/56 .................. (1,555) (1,610,887)
Uniform Mortgage-Backed Securities
2.00% , 07/25/41 .................. (41) (37,335)
2.50% , 07/25/41 .................. (18) (16,826)
3.00% , 07/25/41 .................. (2) (1,890)
3.50% , 07/25/56 .................. (10,120) (9,180,738)
4.50% , 07/25/56 .................. (56,089) (53,727,127)
5.00% , 07/25/56 .................. (41,944) (41,209,714)
5.50% , 07/25/56 .................. (30,866) (30,964,613)
6.00% , 07/25/56 - 08/25/56 ........... (55,288) (56,428,782)
6.50% , 07/25/56 .................. (65) (67,234)
Total TBA Sale Commitments — ( 20 .9 ) %
(Proceeds: $ (204,594,924) ) ......................... (205,209,420)
Total Investments Net of Options Written and TBA Sale
Commitments — 104 .2%
(Cost: $ 1,057,467,367 ) ............................ 1,023,516,400
Liabilities in Excess of Other Assets — (4.2) % ............. (41,705,143)
Net Assets — 100.0% ...............................
$ 981,811,257
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Rounds to less than 1,000.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $730,501, representing 0.07% of its net assets as of period end, and an original cost of $731,551.
(j)
Perpetual security with no stated maturity date.
(k)
Zero-coupon bond.
(l)
Convertible security.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Affiliate of the Fund.
(o)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 13,369,900 $ 1,523,324
(a)
$ — $ — $ — $ 14,893,224 14,893,224 $ 549,534 $ —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A .. 138,033,600 — — — (576,341) 137,457,259 14,408,518 3,733,661 —
$ — $ (576,341) $ 152,350,483 $ 4,283,195 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 11 09/08/26 $ 1,450 $ 3,225
Euro-BTP ............................................................... 40 09/08/26 5,455 68,439
Short Euro-BTP ........................................................... 7 09/08/26 856 3,257
U.S. Treasury 10-Year Note ................................................... 397 09/21/26 43,571 21,345
U.S. Treasury 10-Year Ultra Note ............................................... 178 09/21/26 19,986 49,229
U.S. Treasury Long Bond ..................................................... 221 09/21/26 24,987 338,153
U.S. Treasury Ultra Bond ..................................................... 141 09/21/26 16,299 163,901
U.S. Treasury 5-Year Note .................................................... 337 09/30/26 36,048 (4,769)
3-mo. SOFR ............................................................. 214 03/16/27 51,336 (422,563)
3-mo. SOFR ............................................................. 8 06/15/27 1,918 (3,413)
3-mo. SOFR ............................................................. 57 12/14/27 13,681 10,663
3-mo. SOFR ............................................................. 56 03/14/28 13,453 (83,998)
3-mo. SOFR ............................................................. 56 03/20/29 13,469 (37,084)
106,385
Short Contracts
Euro-Bund .............................................................. 72 09/08/26 10,476 (129,520)
Euro-Buxl ............................................................... 6 09/08/26 762 (14,268)
Australia 10-Year Bond ...................................................... 8 09/15/26 608 (11,635)
EURO STOXX 50 Index ..................................................... 8 09/18/26 581 (4,562)
Russell 2000 E-Mini Index .................................................... 7 09/18/26 1,066 (26,946)
Long Gilt ................................................................ 2 09/28/26 237 (4,248)
U.S. Treasury 2-Year Note .................................................... 138 09/30/26 28,440 16,571
3-mo. SOFR ............................................................. 10 09/14/27 2,399 916
(173,692)
$ (67,307)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 221,879,400 USD 60,400 Morgan Stanley & Co. International plc 07/01/26 $ 4,511
BRL 9,830,995 USD 1,903,786 Barclays Bank plc 07/02/26 596
BRL 582,378 USD 112,000 BNP Paribas SA 07/02/26 813
BRL 4,567 USD 881 Morgan Stanley & Co. International plc 07/02/26 4
USD 87,000 BRL 442,534 BNP Paribas SA 07/02/26 1,276
USD 1,932,662 BRL 9,823,575 Wells Fargo Bank NA 07/02/26 29,717
INR 11,943,750 USD 125,000 Citibank NA 07/06/26 1,166
COP 40,737,974 USD 10,585 JPMorgan Chase Bank NA 07/07/26 1,319
INR 25,700,000 USD 269,816 Barclays Bank plc 07/07/26 1,655
USD 271,986 INR 25,700,000 BNP Paribas SA 07/07/26 516
USD 92,113 MXN 1,602,343 State Street Bank and Trust Co. 07/10/26 546
USD 8,282 EUR 6,995 BNP Paribas SA 07/16/26 285
COP 1,758,287,944 USD 473,135 Citibank NA 07/17/26 39,402
USD 8,655 MXN 151,119 State Street Bank and Trust Co. 07/23/26 29
BRL 373,000 MXN 1,252,347 Citibank NA 07/24/26 383
COP 311,153,040 GBP 68,000 Bank of America NA 07/24/26 351
COP 535,886,053 USD 144,052 JPMorgan Chase Bank NA 07/24/26 11,897
COP 949,231,900 USD 274,000 Wells Fargo Bank NA 07/24/26 2,233
EUR 116,086 HUF 41,038,508 Natwest Markets plc 07/24/26 1,100
EUR 149,000 USD 169,468 Barclays Bank plc 07/24/26 941
EUR 304,000 USD 346,669 BNP Paribas SA 07/24/26 1,009
JPY 7,953,236 USD 49,000 BNP Paribas SA 07/24/26 4
MYR 6,093,925 USD 1,480,078 Credit Agricole Corporate & Investment Bank SA 07/24/26 12,880
PLN 94,944 USD 25,231 Natwest Markets plc 07/24/26 7
USD 197,051 AUD 284,000 Morgan Stanley & Co. International plc 07/24/26 507

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 172,000 CAD 243,478 Goldman Sachs International 07/24/26 $ 148
USD 284,000 CAD 401,527 Wells Fargo Bank NA 07/24/26 593
USD 199,000 CLP 182,423,300 Wells Fargo Bank NA 07/24/26 1,059
USD 57,644 COP 197,672,805 Citibank NA 07/24/26 119
USD 4,649 CZK 97,312 Credit Agricole Corporate & Investment Bank SA 07/24/26 67
USD 718,271 EUR 628,000 Canadian Imperial Bank of Commerce 07/24/26 40
USD 204,124 EUR 175,408 Natwest Markets plc 07/24/26 3,514
USD 25,352 HUF 7,782,742 Credit Agricole Corporate & Investment Bank SA 07/24/26 382
USD 110,797 IDR 1,973,342,932 Citibank NA 07/24/26 830
USD 316,000 JPY 50,982,738 Wells Fargo Bank NA 07/24/26 1,869
USD 261,188 MXN 4,564,881 HSBC Bank plc 07/24/26 650
USD 639,250 PLN 2,352,613 Credit Agricole Corporate & Investment Bank SA 07/24/26 13,879
ZAR 3,677,296 USD 224,000 Citibank NA 07/24/26 66
ZAR 13,805,686 USD 838,277 Credit Agricole Corporate & Investment Bank SA 07/24/26 2,936
ZAR 642,757 USD 38,245 State Street Bank and Trust Co. 07/24/26 920
ZAR 1,809,939 USD 110,000 UBS AG 07/24/26 284
NGN 121,710,750 USD 81,480 Citibank NA 07/28/26 5,481
BRL 966,488 USD 185,542 Goldman Sachs International 08/04/26 152
BRL 1,555,763 USD 297,654 Morgan Stanley & Co. International plc 08/04/26 1,260
USD 1,890,273 BRL 9,836,923 Barclays Bank plc 08/04/26 273
MXN 2,171,800 USD 118,226 Goldman Sachs International 08/18/26 5,467
MXN 11,081,076 USD 588,461 Morgan Stanley & Co. International plc 08/18/26 42,647
PLN 89,845 USD 23,864 Credit Agricole Corporate & Investment Bank SA 08/24/26 18
TRY 2,612,235 USD 53,419 BNP Paribas SA 08/24/26 222
USD 187,886 CNY 1,264,732 Deutsche Bank AG 08/24/26 958
USD 5,911 CZK 123,010 Societe Generale SA 08/24/26 117
USD 548,312 HUF 165,975,504 Credit Agricole Corporate & Investment Bank SA 08/24/26 16,431
USD 746,760 IDR 13,260,203,120 Barclays Bank plc 08/24/26 9,572
USD 1,491,476 MXN 25,781,764 UBS AG 08/24/26 23,837
USD 156,979 PEN 532,003 Citibank NA 08/24/26 1,667
USD 596,640 PHP 36,031,083 Barclays Bank plc 08/24/26 11,886
USD 1,160,678 PLN 4,246,364 Wells Fargo Bank NA 08/24/26 31,926
USD 234,953 ZAR 3,817,374 Bank of America NA 08/24/26 2,947
USD 1,565,860 ZAR 25,441,452 Canadian Imperial Bank of Commerce 08/24/26 19,621
BRL 5,117,032 USD 965,578 HSBC Bank plc 09/16/26 7,434
COP 811,798,845 USD 224,105 Citibank NA 09/16/26 9,079
COP 1,648,646,520 USD 454,000 Morgan Stanley & Co. International plc 09/16/26 19,562
IDR 2,900,000,000 USD 160,585 Citibank NA 09/16/26 359
IDR 7,290,000,000 USD 403,867 Goldman Sachs International 09/16/26 713
USD 164,365 AUD 233,000 UBS AG 09/16/26 3,271
USD 358,388 CAD 500,000 Goldman Sachs International 09/16/26 4,618
USD 331,769 CNY 2,230,000 HSBC Bank plc 09/16/26 1,580
USD 2,300,121 EUR 1,996,000 Deutsche Bank AG 09/16/26 12,084
USD 1,214,357 EUR 1,047,375 Goldman Sachs International 09/16/26 13,739
USD 27,238,624 EUR 23,360,000 Wells Fargo Bank NA 09/16/26 460,788
USD 5,218,902 GBP 3,888,000 Deutsche Bank AG 09/16/26 61,680
USD 525,500 IDR 9,442,604,400 Bank of America NA 09/16/26 1,454
USD 732,113 IDR 13,158,674,000 BNP Paribas SA 09/16/26 1,832
USD 319,492 IDR 5,710,000,000 Citibank NA 09/16/26 2,599
USD 862,937 IDR 15,490,000,000 Deutsche Bank AG 09/16/26 3,273
USD 455,808 JPY 72,506,164 BNP Paribas SA 09/16/26 7,076
USD 21,291 JPY 3,385,000 Wells Fargo Bank NA 09/16/26 341
USD 94,771 KRW 145,000,000 BNP Paribas SA 09/16/26 928
USD 776,233 PHP 47,825,281 Bank of America NA 09/16/26 625
USD 98,119 PHP 6,000,000 Citibank NA 09/16/26 814
USD 160,313 SGD 205,000 Citibank NA 09/16/26 989
USD 160,248 SGD 205,000 HSBC Bank plc 09/16/26 924
USD 191,430 SGD 244,000 State Street Bank and Trust Co. 09/16/26 1,796
USD 160,893 TWD 5,100,000 BNP Paribas SA 09/16/26 1,221
ZAR 24,121,104 USD 1,448,367 Citibank NA 09/16/26 14,957
ZAR 18,601,550 USD 1,115,089 Goldman Sachs International 09/16/26 13,387
AUD 590,000 USD 406,575 Morgan Stanley & Co. International plc 09/17/26 1,338
USD 692,605 AUD 990,500 Bank of America NA 09/17/26 7,796

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 692,738 AUD 990,500 BNP Paribas SA 09/17/26 $ 7,929
USD 218,378 AUD 310,000 Morgan Stanley & Co. International plc 09/17/26 4,051
USD 227,774 EUR 196,458 JPMorgan Chase Bank NA 09/17/26 2,562
USD 46,000 IDR 827,126,000 HSBC Bank plc 09/17/26 99
USD 1,286,888 MXN 22,574,504 Bank of America NA 09/17/26 4,331
USD 100,985 MYR 400,000 Barclays Bank plc 09/17/26 2,792
USD 163,543 MYR 650,000 Goldman Sachs International 09/17/26 3,978
USD 195,815 SGD 250,434 JPMorgan Chase Bank NA 09/17/26 1,167
USD 103,276 CLP 91,471,717 Citibank NA 10/09/26 3,947
USD 151,027 CLP 134,234,880 Morgan Stanley & Co. International plc 10/09/26 5,261
USD 75,186 PEN 255,490 Citibank NA 10/23/26 774
1,008,133
USD 60,400 COP 221,879,400 Bank of America NA 07/01/26 (4,510)
BRL 129,000 USD 25,000 Citibank NA 07/02/26 (11)
BRL 126,853 USD 25,000 Morgan Stanley & Co. International plc 07/02/26 (427)
BRL 7,924,214 USD 1,558,987 Wells Fargo Bank NA 07/02/26 (23,970)
USD 1,163,333 BRL 6,007,359 Barclays Bank plc 07/02/26 (365)
USD 173,000 BRL 902,454 Citibank NA 07/02/26 (1,816)
USD 297,654 BRL 1,543,812 Morgan Stanley & Co. International plc 07/02/26 (1,401)
USD 401,441 COP 1,519,921,915 JPMorgan Chase Bank NA 07/07/26 (42,681)
INR 5,799,624 USD 61,541 Barclays Bank plc 07/13/26 (302)
INR 10,604,883 USD 112,459 Goldman Sachs International 07/13/26 (481)
ARS 47,800,714 USD 33,299 Citibank NA 07/22/26 (1,970)
AUD 114,700 USD 80,260 Credit Agricole Corporate & Investment Bank SA 07/24/26 (881)
AUD 298,978 USD 209,212 HSBC Bank plc 07/24/26 (2,302)
CLP 673,038,779 USD 748,711 HSBC Bank plc 07/24/26 (18,420)
CNY 6,132,444 USD 906,377 Bank of America NA 07/24/26 (1,957)
CZK 8,169,498 USD 385,932 Deutsche Bank AG 07/24/26 (1,271)
CZK 1,562,778 USD 74,000 Societe Generale SA 07/24/26 (417)
EUR 679,252 USD 778,211 Goldman Sachs International 07/24/26 (1,364)
HUF 363,754,629 USD 1,178,141 Citibank NA 07/24/26 (11,092)
INR 69,034,400 USD 730,345 BNP Paribas SA 07/24/26 (2,047)
JPY 2,849,665 CAD 25,000 Barclays Bank plc 07/24/26 (87)
KRW 475,705,638 USD 308,883 Citibank NA 07/24/26 (1,290)
MXN 1,253,280 BRL 373,000 Barclays Bank plc 07/24/26 (330)
MXN 3,044,043 USD 174,000 Citibank NA 07/24/26 (263)
MXN 4,500,886 USD 259,000 HSBC Bank plc 07/24/26 (2,114)
MXN 12,666,666 USD 728,950 UBS AG 07/24/26 (6,006)
PEN 593,688 USD 174,000 Deutsche Bank AG 07/24/26 (447)
PHP 8,980,196 USD 148,000 BNP Paribas SA 07/24/26 (1,949)
PHP 10,509,750 USD 173,000 Citibank NA 07/24/26 (2,073)
PLN 2,231,199 USD 596,297 HSBC Bank plc 07/24/26 (3,200)
RON 777,090 USD 169,337 Deutsche Bank AG 07/24/26 (83)
THB 44,941,736 USD 1,372,322 HSBC Bank plc 07/24/26 (16,939)
USD 83,177 COP 289,206,429 Citibank NA 07/24/26 (985)
USD 400,285 COP 1,545,979,606 Wells Fargo Bank NA 07/24/26 (49,606)
USD 1,073,079 EUR 939,000 BNP Paribas SA 07/24/26 (836)
USD 176,771 GBP 133,500 BNP Paribas SA 07/24/26 (307)
USD 128,430 GBP 97,000 Wells Fargo Bank NA 07/24/26 (233)
USD 68,000 HUF 21,238,115 UBS AG 07/24/26 (139)
USD 1,524 INR 148,611 HSBC Bank plc 07/24/26 (44)
USD 150,153 PHP 9,317,170 Morgan Stanley & Co. International plc 07/24/26 (1,378)
USD 148,000 THB 4,950,600 Barclays Bank plc 07/24/26 (1,304)
USD 151,000 THB 5,053,970 Citibank NA 07/24/26 (1,421)
USD 98,000 THB 3,275,650 HSBC Bank plc 07/24/26 (789)
USD 40,000 TRY 1,904,188 Barclays Bank plc 07/24/26 (76)
USD 489,730 ZAR 8,224,605 Morgan Stanley & Co. International plc 07/24/26 (11,415)
BRL 6,053,950 USD 1,163,333 Barclays Bank plc 08/04/26 (169)
USD 874 BRL 4,567 Morgan Stanley & Co. International plc 08/04/26 (4)
USD 57,696 TRY 2,839,702 Barclays Bank plc 08/04/26 (1,512)
PEN 1,886,073 USD 551,000 Citibank NA 08/12/26 (79)
USD 743,604 MXN 13,252,876 HSBC Bank plc 08/18/26 (11,196)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PEN 11,129 USD 3,283 Citibank NA 08/24/26 $ (34)
PHP 3,007,639 USD 49,421 Bank of America NA 08/24/26 (610)
PHP 3,229,687 USD 53,155 Deutsche Bank AG 08/24/26 (740)
USD 270,364 COP 940,219,157 Citibank NA 08/24/26 (1,223)
USD 80,045 COP 278,694,128 JPMorgan Chase Bank NA 08/24/26 (457)
USD 179,836 CZK 3,837,649 Citibank NA 08/24/26 (910)
USD 286,864 CZK 6,115,496 Deutsche Bank AG 08/24/26 (1,164)
USD 140,950 CZK 2,996,689 UBS AG 08/24/26 (188)
USD 50,860 HUF 15,953,520 UBS AG 08/24/26 (264)
USD 71,166 INR 6,765,157 JPMorgan Chase Bank NA 08/24/26 (19)
USD 10,379 TRY 507,881 Morgan Stanley & Co. International plc 08/24/26 (50)
USD 41,752 UYU 1,688,843 HSBC Bank plc 08/24/26 (264)
CNY 1,258,956 USD 186,875 Morgan Stanley & Co. International plc 09/16/26 (465)
IDR 10,290,000,000 USD 574,058 Bank of America NA 09/16/26 (2,984)
IDR 4,375,135,373 USD 243,144 Citibank NA 09/16/26 (333)
KRW 145,000,000 USD 96,378 JPMorgan Chase Bank NA 09/16/26 (2,535)
PHP 4,861,002 USD 80,574 Deutsche Bank AG 09/16/26 (1,740)
PHP 6,000,000 USD 98,709 HSBC Bank plc 09/16/26 (1,404)
PHP 20,000,000 USD 324,781 Morgan Stanley & Co. International plc 09/16/26 (430)
PLN 1,959,796 USD 531,446 Canadian Imperial Bank of Commerce 09/16/26 (10,499)
PLN 7,000 USD 1,863 Societe Generale SA 09/16/26 (2)
SGD 200,000 USD 157,324 HSBC Bank plc 09/16/26 (1,886)
SGD 210,000 USD 165,466 Standard Chartered Bank 09/16/26 (2,256)
TWD 5,100,000 USD 161,495 Citibank NA 09/16/26 (1,822)
USD 1,660,611 BRL 8,767,997 Morgan Stanley & Co. International plc 09/16/26 (6,638)
USD 240,097 COP 839,918,530 Citibank NA 09/16/26 (1,164)
USD 115,359 EUR 101,000 BNP Paribas SA 09/16/26 (418)
USD 4,175,294 EUR 3,655,000 Deutsche Bank AG 09/16/26 (14,474)
USD 195,537 IDR 3,539,428,354 Citibank NA 09/16/26 (894)
USD 380,937 IDR 6,870,969,000 Goldman Sachs International 09/16/26 (388)
USD 321,699 PHP 20,000,000 HSBC Bank plc 09/16/26 (2,652)
USD 212,485 PLN 800,000 Canadian Imperial Bank of Commerce 09/16/26 (169)
IDR 17,352,653,955 USD 965,055 HSBC Bank plc 09/17/26 (2,087)
MXN 7,313,427 USD 416,909 State Street Bank and Trust Co. 09/17/26 (1,401)
MXN 25,474,196 USD 1,448,367 UBS AG 09/17/26 (1,066)
MYR 1,700,000 USD 419,309 Barclays Bank plc 09/17/26 (1,988)
USD 158,036 MYR 650,000 Barclays Bank plc 09/17/26 (1,528)
USD 29,000 INR 2,807,780 HSBC Bank plc 10/01/26 (444)
USD 43,863 PEN 151,000 Barclays Bank plc 10/23/26 (116)
USD 9,667 PEN 33,490 Citibank NA 10/23/26 (87)
USD 176,396 BRL 968,237 Goldman Sachs International 04/02/27 (95)
(301,847)
$ 706,286
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch
Goldman Sachs
International 07/14/26 USD 1.18 USD 1.18 EUR 33 $ 138
USD Currency ................ One-Touch BNP Paribas SA 10/05/26 INR 97.00 INR 97.00 USD 9 1,993
USD Currency ................ One-Touch BNP Paribas SA 06/22/28 CNH 6.90 CNH 6.90 USD 110 9,499
11,630
Put
USD Currency ................ One-Touch
Goldman Sachs
International 07/03/26 ZAR 15.75 ZAR 15.75 USD 20 —
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 25 22

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/10/26 INR 93.50 INR 93.50 USD 20 $ 1,711
AUD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/13/26 USD 0.68 USD 0.68 AUD 42 1,556
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 35 3,048
EUR Currency ................ One-Touch Citibank NA 07/20/26 USD 1.13 USD 1.13 EUR 22 2,455
EUR Currency ................ One-Touch Bank of America NA 07/23/26 PLN 4.17 PLN 4.17 EUR 17 35
USD Currency ................ One-Touch Bank of America NA 07/23/26 ZAR 16.00 ZAR 16.00 USD 30 5,027
USD Currency ................ One-Touch Standard Chartered Bank 07/29/26 INR 94.10 INR 94.10 USD 20 6,256
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 17 4,040
USD Currency ................ One-Touch Bank of America NA 10/05/26 INR 93.00 INR 93.00 USD 23 3,625
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 17 3,445
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 17 1,429
USD Currency ................ One-Touch Bank of America NA 12/10/26 IDR 17,000.00 IDR 17,000.00 USD 18 1,286
USD Currency ................ One-Touch Bank of America NA 04/26/27 INR 94.00 INR 94.00 USD 9 2,151
36,086
$ 47,716
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EchoStar Corp. ............................. 7 07/17/26 USD 150.00 USD 71 $ 88
Put
U.S. Treasury 30-Year Bond .................... 3 07/24/26 USD 113.00 USD 300 2,016
S&P 500 E-Mini Index ........................ 1 09/18/26 USD 7,000.00 USD 377 3,625
5,641
$ 5,729
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... HSBC Bank plc 07/02/26 THB 33.00 USD 395 $ 2,699
AUD Currency ........................... Goldman Sachs International 07/06/26 USD 0.69 AUD 390 3,098
AUD Currency ........................... JPMorgan Chase Bank NA 07/06/26 USD 0.73 AUD 781 —
USD Currency ........................... Bank of America NA 07/06/26 ZAR 17.00 USD 199 51
USD Currency ........................... BNP Paribas SA 07/09/26 COP 3,900.00 USD 346 5
USD Currency ........................... Goldman Sachs International 07/09/26 COP 3,900.00 USD 346 5
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/26 CLP 940.00 USD 246 687
USD Currency ........................... Morgan Stanley & Co. International plc 07/16/26 COP 4,050.00 USD 142 4
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 346 89
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 373 4,514
USD Currency ........................... HSBC Bank plc 09/04/26 KRW 1,580.00 USD 244 2,166
13,318
Put
AUD Currency ........................... Goldman Sachs International 07/02/26 USD 0.71 AUD 377 6,668
EUR Currency ........................... Bank of America NA 07/02/26 USD 1.17 EUR 2,609 70,976
EUR Currency ........................... Morgan Stanley & Co. International plc 07/02/26 USD 1.14 EUR 1,520 1,306
USD Currency ........................... Deutsche Bank AG 07/06/26 ZAR 16.30 USD 398 1,280
USD Currency ........................... BNP Paribas SA 07/07/26 INR 92.50 USD 600 13
EUR Currency ........................... Goldman Sachs International 07/08/26 USD 1.15 EUR 521 2,576
USD Currency ........................... BNP Paribas SA 07/14/26 KRW 1,530.00 USD 74 248

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... BNP Paribas SA 07/23/26 USD 1.13 EUR 457 $ 859
USD Currency ........................... UBS AG 07/23/26 KRW 1,450.00 USD 394 53
EUR Currency ........................... Morgan Stanley & Co. International plc 07/30/26 USD 1.14 EUR 788 3,008
USD Currency ........................... Bank of America NA 08/24/26 TWD 31.00 USD 400 472
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 504 1,283
88,742
$ 102,060
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
iTraxx Europe
Crossover Index
Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 08/19/26 EUR 262.50 EUR 218 $ 1,024
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 07/15/26 EUR 275.00 EUR 130 97
$ 1,121
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.67% Annual
Goldman Sachs
International 09/22/26 3 .67 % USD 21,730 $ 57,784
1-Year Interest Rate Swap
(a)
. 1-day TONAR At Termination 1.10% At Termination Bank of America NA 11/02/26 1 .10 JPY 920,790 290
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 USD 4,817 157,461
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 4,817 145,913
361,448
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual Citibank NA 08/27/26 4 .15 USD 9,362 15,406
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 08/28/26 2 .90 EUR 9,362 7,901
10-Year Interest Rate Swap
(a)
2.52% Annual 1-day TONAR Annual Bank of America NA 09/03/26 2 .52 JPY 29,000 2,020
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Citibank NA 11/09/26 5 .50 GBP 5,016 1,059
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 4,817 148,758
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 4,817 159,716
334,860
$ 696,308
(a)
Forward settling swaption.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Bank of America NA 10/05/26 INR 97.00 INR 97.00 USD 9 $ (1,993)
Put
USD Currency ............... One-Touch BNP Paribas SA 10/05/26 INR 93.00 INR 93.00 USD 23 (3,625)
$ (5,618)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 E-Mini Index ......................... 1 09/18/26 USD 7,700.00 USD 377 $ (6,213)
Put
S&P 500 E-Mini Index ......................... 1 09/18/26 USD 6,300.00 USD 377 (1,288)
3-mo. SOFR ................................ 69 12/11/26 USD 96.06 USD 17,250 (42,694)
(43,982)
$ (50,195)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 07/02/26 THB 33.50 USD 198 $ (31)
AUD Currency ............................. Goldman Sachs International 07/06/26 USD 0.73 AUD 781 —
USD Currency ............................. Deutsche Bank AG 07/06/26 ZAR 17.00 USD 199 (51)
USD Currency ............................. BNP Paribas SA 07/08/26 KRW 1,565.00 USD 485 (1,231)
USD Currency ............................. BNP Paribas SA 07/09/26 COP 3,900.00 USD 346 (5)
USD Currency ............................. Standard Chartered Bank 07/23/26 INR 96.00 USD 176 (212)
USD Currency ............................. Goldman Sachs International 07/30/26 TWD 31.95 USD 248 (1,115)
USD Currency ............................. Goldman Sachs International 07/30/26 CNH 6.78 USD 362 (983)
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 173 (33)
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 246 (997)
USD Currency ............................. Goldman Sachs International 08/11/26 COP 4,150.00 USD 173 (45)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 372 (2,439)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 175 (4,038)
USD Currency ............................. Goldman Sachs International 09/28/26 ZAR 17.40 USD 37 (271)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 168 (1,095)
–
(12,546)
–
Put
EUR Currency ............................. Bank of America NA 07/02/26 USD 1.14 EUR 2,609 (2,243)
EUR Currency ............................. Morgan Stanley & Co. International plc 07/02/26 USD 1.17 EUR 1,520 (41,330)
EUR Currency ............................. BNP Paribas SA 07/03/26 BRL 6.05 EUR 220 (6,110)
USD Currency ............................. JPMorgan Chase Bank NA 07/07/26 INR 92.50 USD 600 (13)
USD Currency ............................. BNP Paribas SA 07/14/26 KRW 1,505.00 USD 74 (53)
USD Currency ............................. Bank of America NA 08/24/26 TWD 30.15 USD 400 (123)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 225 (3,785)
–
(53,657)
–
$ (66,203)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 07/15/26 BB- EUR 250.00 EUR 65 $ (287)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 45.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 08/19/26 BB- EUR 300.00 EUR 436 (905)
$ (1,192)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.82% Annual 1-day SOFR Annual
Goldman Sachs
International 07/22/26 3 .82 % USD 21,730 $ (36,701)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day TONAR Annual Bank of America NA 09/03/26 2 .25 JPY 29,000 (184)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 2,371 (20,800)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 03/15/27 3 .87 USD 7,021 (95,294)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 4,260 (89,243)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 USD 12,131 (381,330)
10-Year Interest Rate Swap
(a)
3.94% Annual 1-day SOFR Annual Bank of America NA 03/20/28 3 .94 USD 2,412 (62,696)
10-Year Interest Rate Swap
(a)
4.06% Annual 1-day SOFR Annual Bank of America NA 04/07/28 4 .06 USD 4,608 (142,562)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Goldman Sachs
International 04/24/28 4 .03 USD 5,106 (151,885)
10-Year Interest Rate Swap
(a)
4.16% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 3,670 (131,850)
10-Year Interest Rate Swap
(a)
4.15% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/28 4 .15 USD 7,339 (261,866)
(1,374,411)
Put
5-Year Interest Rate Swap
(a)
. 6-mo. PRIBOR Semi-Annual 4.50% Annual
Goldman Sachs
International 07/07/26 4 .50 CZK 3,384 (2)
5-Year Interest Rate Swap
(a)
. 1-day TIIEOIS Monthly 8.00% Monthly BNP Paribas SA 07/22/26 8 .00 MXN 4,435 (275)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 16,157 (102,588)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual Citibank NA 08/27/26 4 .45 USD 18,724 (9,569)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Citibank NA 08/28/26 3 .20 EUR 18,724 (3,256)
10-Year Interest Rate Swap
(a)
1-day TONAR Annual 2.85% Annual Bank of America NA 09/03/26 2 .85 JPY 29,000 (331)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 5,448 (30,389)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4 .65 USD 2,507 (9,275)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Citibank NA 10/15/26 3 .31 EUR 8,355 (2,999)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3 .20 EUR 15,321 (8,544)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 38,716 (211,863)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3 .52 EUR 3,158 (5,735)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Citibank NA 11/09/26 4 .80 GBP 5,016 (4,407)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 2,371 (85,563)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 03/15/27 3 .87 USD 7,021 (195,665)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 % USD 43,236 $ (198,160)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 10/04/27 4 .05 USD 58,022 (364,448)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 4,260 (153,954)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 17,318 (119,562)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 8,751 (34,742)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 12,131 (357,832)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.94% Annual Bank of America NA 03/20/28 3 .94 USD 2,412 (89,558)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.06% Annual Bank of America NA 04/07/28 4 .06 USD 4,608 (151,569)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 04/24/28 4 .03 USD 5,106 (177,535)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.16% Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 3,670 (115,387)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Morgan Stanley & Co.
International plc 06/20/28 4 .15 USD 7,339 (233,490)
(2,666,698)
$ (4,041,109)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil ............ 1 .00 % Quarterly 06/20/31 USD 530 $ 5,786 $ 10,819 $ (5,033)
iTraxx Europe Crossover Index Series 45.V1 . 5 .00 Quarterly 06/20/31 EUR 806 (102,067) (70,851) (31,216)
Kingdom of Morocco ................. 1 .00 Quarterly 06/20/31 USD 74 (833) — (833)
Markit CDX North American High Yield Index
Series 46.V2 ..................... 5 .00 Quarterly 06/20/31 USD 17,987 (1,474,867) (1,395,538) (79,329)
Oman Government International Bond ...... 1 .00 Quarterly 06/20/31 USD 74 (1,053) (16) (1,037)
Republic of Colombia ................. 1 .00 Quarterly 06/20/31 USD 162 3,170 8,815 (5,645)
United Mexican States ................ 1 .00 Quarterly 06/20/31 USD 359 (2,425) 835 (3,260)
$ (1,572,289) $ (1,445,936) $ (126,353)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 % Quarterly 12/20/30 BB- EUR 1,091 $ 144,981 $ 89,639 $ 55,342
Kingdom of Saudi Arabia . 1 .00 Quarterly 06/20/31 A+ USD 147 2,679 907 1,772
$ 147,660 $ 90,546 $ 57,114
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 23,084 $ (1,100) $ — $ (1,100)
1-day TIIEOIS Monthly 6.98% Monthly N/A 11/05/26 MXN 3,616 323 — 323
6.66% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/26 ZAR 14,637 2,069 — 2,069
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/26 ZAR 10,830 1,331 (167) 1,498
4.00% At Termination 6-mo. WIBOR Semi-Annual N/A 12/17/26 PLN 1,090 (5,778) (60) (5,718)
13.70% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 383 415 — 415
13.86% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 285 315 — 315
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 2,424 2,584 — 2,584
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 41,129 (196,121) — (196,121)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 7,996 (250) — (250)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 20,431 (172,706) — (172,706)
6-mo. BUBOR Semi-Annual 6.25% Annual N/A 12/17/27 HUF 153,311 21,274 — 21,274
6.55% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/27 ZAR 3,761 2,416 — 2,416
3.95% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 1,224 (6,654) (230) (6,424)
3.88% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 2,144 (10,892) (197) (10,695)
1-day
BZDIOVER At Termination 13.40% At Termination N/A 01/03/28 BRL 7,500 (14,350) — (14,350)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 1,541 (1,356) — (1,356)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 768 (592) — (592)
1-day
BZDIOVER At Termination 14.01% At Termination N/A 01/03/28 BRL 3,168 98 — 98
14.04% At Termination
1-day
BZDIOVER At Termination N/A 01/03/28 BRL 9,561 (1,078) — (1,078)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 03/18/28 HUF 17,301 294 — 294
3.32% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 2,554 1,495 — 1,495
3.49% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/28 PLN 241 463 — 463
1-day TIIEOIS Monthly 7.17% Monthly N/A 04/11/28 MXN 23,260 3,200 — 3,200
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 16,592 2,227 — 2,227
3-mo. HIBOR Quarterly 3.38% Quarterly 06/16/27
(a)
06/16/28 HKD 8,115 (990) — (990)
3-mo. HIBOR Quarterly 3.49% Quarterly 06/16/27
(a)
06/16/28 HKD 8,115 137 — 137
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 193,722 35 — 35
4.15% Annual 6-mo. PRIBOR Semi-Annual N/A 06/17/28 CZK 21,484 (1,922) — (1,922)
3-mo. CD_KSDA Quarterly 3.77% Quarterly N/A 06/26/28 KRW 2,583,000 1,829 — 1,829
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 1,858,847 7,889 — 7,889
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/28 KRW 401,883 704 — 704
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 13,506 2,408 — 2,408
1-week
CNREPOFIX_
CFXS Quarterly 1.54% Quarterly N/A 12/17/28 CNY 1,981 885 — 885
1-day
BZDIOVER At Termination 13.02% At Termination N/A 01/02/29 BRL 1,146 (7,647) — (7,647)
1-day
BZDIOVER At Termination 14.41% At Termination N/A 01/02/29 BRL 10,270 17,846 — 17,846
1-day MIBOR Semi-Annual 5.98% Semi-Annual N/A 06/29/29 INR 109,580 20 — 20
7.29% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/29 ZAR 8,011 389 — 389
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 1,025,901 (9,243) — (9,243)
1-day TIIEOIS Monthly 7.28% Monthly N/A 10/31/30 MXN 1,657 (1,111) — (1,111)
1-day TIIEOIS Monthly 7.32% Monthly N/A 11/05/30 MXN 1,461 (870) — (870)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 12/17/30 CNY 1,723 1,470 — 1,470
6-mo. PRIBOR Semi-Annual 3.89% Annual N/A 12/17/30 CZK 10,455 5,440 — 5,440
1-day MIBOR Semi-Annual 5.71% Semi-Annual N/A 12/17/30 INR 23,051 (3,703) — (3,703)
6-mo. BUBOR Semi-Annual 6.29% Annual N/A 12/17/30 HUF 22,583 6,375 — 6,375
6.87% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 5,235 5,810 — 5,810

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 11,078 $ 12,425 $ — $ 12,425
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 969 (6,292) (85) (6,207)
4.00% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 32 (193) (8) (185)
1-day TIIEOIS Monthly 7.53% Monthly N/A 01/03/31 MXN 1,174 (236) — (236)
6-mo. PRIBOR Semi-Annual 3.74% Annual N/A 03/18/31 CZK 2,807 (1,998) — (1,998)
6-mo. BUBOR Semi-Annual 5.98% Annual N/A 03/18/31 HUF 3,568 523 — 523
6.69% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 1,600 2,629 — 2,629
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,304 1,286 — 1,286
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,300 1,381 — 1,381
1-day TIIEOIS Monthly 7.68% Monthly N/A 04/07/31 MXN 3,960 393 — 393
7.55% Monthly 1-day TIIEOIS Monthly N/A 04/10/31 MXN 4,435 883 — 883
1-day TIIEOIS Monthly 7.68% Monthly N/A 06/10/31 MXN 19,675 776 — 776
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 2,267 1,007 — 1,007
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 4,601 2,094 — 2,094
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 2,245 1,631 — 1,631
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 1,535 1,625 — 1,625
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 1,535 1,691 — 1,691
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 18,677 3,003 — 3,003
2.00% Quarterly 1-day THOR Quarterly N/A 06/17/31 THB 6,016 (3,716) — (3,716)
2.00% Quarterly 1-day THOR Quarterly N/A 06/17/31 THB 14,037 (8,718) — (8,718)
4.22% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 807 (2,426) — (2,426)
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 1,060 (1,945) — (1,945)
4.40% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 409 (2,115) — (2,115)
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 5,204 (70) — (70)
1.56% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 2,330 (1,552) — (1,552)
1.61% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 8,810 (9,030) — (9,030)
4.07% Quarterly 3-mo. CD_KSDA Quarterly 09/16/26
(a)
09/16/31 KRW 338,205 (1,522) — (1,522)
3.51% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/31 MYR 1,445 1,048 — 1,048
3.60% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/31 MYR 1,510 (482) — (482)
3.51% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/31 MYR 1,445 983 — 983
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 1,891 (702) — (702)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 4,411 568 — 568
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 1,360 1,115 — 1,115
1-day TIIEOIS Monthly 8.00% Monthly N/A 12/28/35 MXN 233 (71) — (71)
6-mo. PRIBOR Semi-Annual 4.56% Annual N/A 06/17/36 CZK 945 1,299 — 1,299
6-mo. PRIBOR Semi-Annual 4.60% Annual N/A 06/17/36 CZK 509 778 — 778
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 45,205 121 — 121
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 21,675 2,094 — 2,094
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 21,581 2,209 — 2,209
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 22,010 2,518 — 2,518
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 6,803 1,054 — 1,054
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 1,834 376 — 376
$ (342,180) $ (747) $ (341,433)
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) .... 5 .00 % Quarterly Barclays Bank plc 12/20/27 USD 10 $ (279) $ 167 $ (446)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 12/20/29 USD 1,712 (41,372) (33,108) (8,264)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (21,582) (17,188) (4,394)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (21,165) (15,918) (5,247)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 — 959 (959)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 31 (31)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6 1,829 372 1,457
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (101) 101
$ – $ – $ –
$ (82,569) $ (64,786) $ (17,783)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 37 $ 1,349 $ 596 $ 753
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 33 1,203 710 493
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 144 13,852 9,843 4,009
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- EUR 144 23,508 19,994 3,514
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 6 (1,830) (776) (1,054)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (2,921) (697) (2,224)
$ 35,161 $ 29,670 $ 5,491
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 12/17/27 CLP 359,328 $ (61) $ — $ (61)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 361,857 (61) — (61)
1-day IBR Quarterly 10.78% Quarterly
Goldman Sachs
International N/A 03/18/28 COP 226,256 (475) — (475)
4.81% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 205,441 (1,661) — (1,661)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 270,517 (2,242) — (2,242)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 458,984 (3,804) — (3,804)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 168,267 253 — 253
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 259,321 390 — 390
1-day IBR Quarterly 10.46% Quarterly
Morgan Stanley & Co.
International plc 09/16/26
(a)
09/16/29 COP 1,446,900 (136) — (136)
1-day IBR Quarterly 10.81% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/29 COP 411,318 1,009 — 1,009
10.60% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 03/18/30 COP 125,146 (205) — (205)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 91,463 $ (2,375) $ — $ (2,375)
$ (9,368) $ — $ (9,368)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Bank of America NA 09/20/26 USD 3,977 $ (5,678) $ (30,795) $ 25,117
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/26 USD 869 (155) (6,658) 6,503
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 4,634 (3,260) (35,505) 32,245
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
Goldman Sachs
International 09/20/26 USD 6,015 (1,990) (45,078) 43,088
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/26 USD 2,115 1,446 (15,850) 17,296
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly Bank of America NA 09/20/26 USD 509 727 3,942 (3,215)
$ (8,910) $ (129,944) $ 121,034
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .54
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .97
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .45
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 111,015 $ (1,467,152) $ 192,532 $ (603,204) $ —
OTC Swaps ..................................................... 36,614 (201,674) 136,228 (36,854) —
Options Written ................................................... N/A N/A 460,847 (668,446) (4,164,317)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 675,699 $ — $ 675,699
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,008,133 — — 1,008,133
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 1,121 3,713 149,776 698,324 — 852,934
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 57,114 — — 135,418 — 192,532
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 42,999 — — 129,843 — 172,842
$ — $ 101,234 $ 3,713 $ 1,157,909 $ 1,639,284 $ — $ 2,902,140
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 31,508 $ — $ 711,498 $ — $ 743,006
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 301,847 — — 301,847
Options written
(b)
Options written at value ..................... — 1,192 7,501 71,821 4,083,803 — 4,164,317
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 126,353 — — 476,851 — 603,204
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 90,407 — — 148,121 — 238,528
$ — $ 217,952 $ 39,009 $ 373,668 $ 5,420,273 $ — $ 6,050,902
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (104,319) $ — $ (4,537,658) $ — $ (4,641,977)
Forward foreign currency exchange contracts .... — — — 923,480 — — 923,480
Options purchased
(a)
..................... — (11,390) (29,081) (158,812) (204,496) — (403,779)
Options written ........................ — 30,494 (6,653) 427,938 291,770 — 743,549
Swaps .............................. — (15,940) (80,082) — (684,990) 221,169 (559,843)
$ — $ 3,164 $ (220,135) $ 1,192,606 $ (5,135,374) $ 221,169 $ (3,938,570)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (57,638) $ — $ 317,811 $ — $ 260,173
Forward foreign currency exchange contracts .... — — — 597,795 — — 597,795
Options purchased
(b)
..................... — 730 (6,314) (810) (26,275) — (32,669)
Options written ........................ — (661) 3,307 3,886 (371,175) — (364,643)
Swaps .............................. — (122,977) — — 136,502 62,408 75,933
$ — $ (122,908) $ (60,645) $ 600,871 $ 56,863 $ 62,408 $ 536,589
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 253,885,390
Average notional value of contracts — short ................................................................................. 25,357,892
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 69,705,590
Average amounts sold — in USD ........................................................................................ 34,447,921
Options
Average value of option contracts purchased ................................................................................ 116,124
Average value of option contracts written ................................................................................... 168,398
Average notional value of swaption contracts purchased ......................................................................... 76,905,106
Average notional value of swaption contracts written ........................................................................... 383,165,728
Credit default swaps
Average notional value — buy protection ................................................................................... 14,865,551
Average notional value — sell protection ................................................................................... 2,564,331
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 29,920,584
Average notional value — receives fixed rate ................................................................................ 72,080,376
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 4,812,984
Total return swaps
Average notional value ............................................................................................... 25,565,895
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 24,949 $ 798,313
Forward f oreign currency exchange contracts ................................................................. 1,008,133 301,847
Options
(a) (b)
........................................................................................ 852,934 4,164,317
Swaps — centrally cleared .............................................................................. — 50,279
Swaps — OTC
(c)
..................................................................................... 172,842 238,528
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,058,858 $ 5,553,284
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(30,678) (898,787)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,028,180 $ 4,654,497

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 132,518 $ (132,518) $ — $ — $ —
Barclays Bank plc ................................ 31,327 (8,223) — — 23,104
BNP Paribas SA ................................. 49,669 (19,264) — — 30,405
Canadian Imperial Bank of Commerce .................. 19,661 (10,668) — — 8,993
Citibank NA ..................................... 109,453 (109,453) — — —
Credit Agricole Corporate & Investment Bank SA ............ 46,593 (881) — — 45,712
Deutsche Bank AG ................................ 698,786 (698,786) — — —
Goldman Sachs International ......................... 179,067 (179,067) — — —
HSBC Bank plc .................................. 18,487 (18,487) — — —
JPMorgan Chase Bank NA .......................... 43,522 (43,522) — — —
Morgan Stanley & Co. International plc .................. 128,841 (128,841) — — —
Natwest Markets plc ............................... 4,621 — — — 4,621
Societe Generale SA .............................. 117 (117) — — —
Standard Chartered Bank ........................... 6,256 (4,907) — — 1,349
State Street Bank and Trust Co. ....................... 3,291 (1,401) — — 1,890
UBS AG ....................................... 27,445 (7,663) — — 19,782
Wells Fargo Bank NA .............................. 528,526 (73,809) — — 454,717
$ 2,028,180 $ (1,437,607) $ — $ — $ 590,573
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA ............................... $ 1,070,919 $ (132,518) $ (938,401) $ — $ —
Barclays Bank plc ................................ 8,223 (8,223) — — —
BNP Paribas SA ................................. 19,264 (19,264) — — —
Canadian Imperial Bank of Commerce .................. 10,668 (10,668) — — —
Citibank NA ..................................... 161,884 (109,453) (52,431) — —
Credit Agricole Corporate & Investment Bank SA ............ 881 (881) — — —
Deutsche Bank AG ................................ 834,738 (698,786) (135,952) — —
Goldman Sachs International ......................... 1,247,344 (179,067) (1,068,277) — —
HSBC Bank plc .................................. 63,772 (18,487) — — 45,285
JPMorgan Chase Bank NA .......................... 69,308 (43,522) (592) — 25,194
JPMorgan Securities LLC ........................... 2,921 — — — 2,921
Morgan Stanley & Co. International plc .................. 956,814 (128,841) (827,973) — —
Nomura International plc ............................ 119,562 — — — 119,562
Societe Generale SA .............................. 419 (117) — — 302
Standard Chartered Bank ........................... 4,907 (4,907) — — —
State Street Bank and Trust Co. ....................... 1,401 (1,401) — — —
UBS AG ....................................... 7,663 (7,663) — — —
Wells Fargo Bank NA .............................. 73,809 (73,809) — — —
$ 4,654,497 $ (1,437,607) $ (3,023,626) $ — $ 193,264
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 70,128,734 $ 217,601 $ 70,346,335
Common Stocks
Aerospace & Defense .................................... 24,917 — — 24,917
Banks ............................................... 371,752 — — 371,752
Building Products ....................................... 23,199 — — 23,199
Capital Markets ........................................ 27,419 — — 27,419
Chemicals ............................................ 51,965 — — 51,965
Commercial Services & Supplies ............................. — — 246,752 246,752
Communications Equipment ................................ 133,027 — — 133,027
Electric Utilities ........................................ 63,798 — — 63,798
Electrical Equipment ..................................... 14,545 — — 14,545
Energy Equipment & Services .............................. 331,967 — — 331,967
Entertainment ......................................... 41,773 — — 41,773
Financial Services ...................................... — — — —
Hotels, Restaurants & Leisure .............................. 336,806 — — 336,806
Household Durables ..................................... 249,870 — — 249,870
Independent Power and Renewable Electricity Producers ............ 3,478 — — 3,478
IT Services ........................................... 46,684 — — 46,684
Media ............................................... 667,634 — — 667,634
Metals & Mining ........................................ 61,171 28,184 — 89,355
Oil, Gas & Consumable Fuels ............................... 308,714 — — 308,714
Pharmaceuticals ....................................... 10,795 — — 10,795
Semiconductors & Semiconductor Equipment .................... 6,266 — — 6,266
Software ............................................. 20,431 — — 20,431
Trading Companies & Distributors ............................ 22,827 — — 22,827
Corporate Bonds
Aerospace & Defense .................................... — 1,677,494 — 1,677,494
Air Freight & Logistics .................................... — 83,147 — 83,147
Automobile Components .................................. — 1,050,151 — 1,050,151
Automobiles .......................................... — 486,805 — 486,805
Banks ............................................... — 17,477,492 1,400,723 18,878,215
Beverages ........................................... — 1,960,975 — 1,960,975
Biotechnology ......................................... — 1,947,808 — 1,947,808
Broadline Retail ........................................ — 3,821,909 — 3,821,909
Building Products ....................................... — 506,729 — 506,729
Capital Markets ........................................ — 15,689,494 1,141,314 16,830,808
Chemicals ............................................ — 9,448,128 — 9,448,128
Commercial Services & Supplies ............................. — 1,258,348 — 1,258,348
Communications Equipment ................................ — 329,620 — 329,620
Construction & Engineering ................................ — 710,217 — 710,217
Consumer Finance ...................................... — 5,297,602 — 5,297,602
Consumer Staples Distribution & Retail ........................ — 1,149,964 — 1,149,964
Containers & Packaging .................................. — 1,299,937 — 1,299,937
Diversified Consumer Services .............................. — 118,586 — 118,586
Diversified REITs ....................................... — 1,134,750 — 1,134,750
Diversified Telecommunication Services ........................ — 5,059,092 — 5,059,092
Electric Utilities ........................................ — 18,210,966 456,855 18,667,821
Electrical Equipment ..................................... — 129,428 — 129,428
Electronic Equipment, Instruments & Components ................. — 157,524 — 157,524
Energy Equipment & Services .............................. — 2,238,610 — 2,238,610
Entertainment ......................................... — 205,195 — 205,195
Financial Services ...................................... — 5,384,412 4,373,444 9,757,856
Food Products ......................................... — 1,047,030 — 1,047,030
Gas Utilities ........................................... — 711,050 — 711,050
Ground Transportation ................................... — 2,412,571 — 2,412,571

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ — $ 924,381 $ — $ 924,381
Health Care Providers & Services ............................ — 4,984,868 — 4,984,868
Health Care REITs ...................................... — 660,341 — 660,341
Health Care Technology .................................. — 115,928 — 115,928
Hotel & Resort REITs .................................... — 817,846 — 817,846
Hotels, Restaurants & Leisure .............................. — 3,244,092 1,007,000 4,251,092
Household Durables ..................................... — 1,048,778 — 1,048,778
Household Products ..................................... — 177,395 — 177,395
Independent Power and Renewable Electricity Producers ............ — 497,331 — 497,331
Industrial Conglomerates .................................. — 158,716 — 158,716
Industrial REITs ........................................ — 170,433 — 170,433
Insurance ............................................ — 3,105,320 — 3,105,320
Interactive Media & Services ............................... — 5,716,279 — 5,716,279
IT Services ........................................... — 5,980,561 — 5,980,561
Life Sciences Tools & Services .............................. — 261,770 — 261,770
Machinery ............................................ — 211,695 — 211,695
Media ............................................... — 11,324,789 — 11,324,789
Metals & Mining ........................................ — 1,637,792 — 1,637,792
Multi-Utilities .......................................... — 1,034,332 — 1,034,332
Office REITs .......................................... — 87,573 — 87,573
Oil, Gas & Consumable Fuels ............................... — 59,917,361 475,944 60,393,305
Paper & Forest Products .................................. — 97,625 — 97,625
Passenger Airlines ...................................... — 282,901 — 282,901
Personal Care Products .................................. — 99,857 — 99,857
Pharmaceuticals ....................................... — 4,299,902 — 4,299,902
Professional Services .................................... — 39,168 — 39,168
Real Estate Management & Development ....................... — 312,076 — 312,076
Residential REITs ....................................... — 530,001 — 530,001
Retail REITs .......................................... — 268,947 — 268,947
Semiconductors & Semiconductor Equipment .................... — 1,900,090 — 1,900,090
Software ............................................. — 11,664,886 — 11,664,886
Specialized REITs ...................................... — 756,739 — 756,739
Specialty Retail ........................................ — 1,249,528 — 1,249,528
Technology Hardware, Storage & Peripherals .................... — 2,397,041 — 2,397,041
Textiles, Apparel & Luxury Goods ............................ — 108,568 — 108,568
Tobacco ............................................. — 941,984 — 941,984
Trading Companies & Distributors ............................ — 633,332 — 633,332
Transportation Infrastructure ............................... — 618,479 — 618,479
Water Utilities ......................................... — 238,808 — 238,808
Wireless Telecommunication Services ......................... — 1,806,764 — 1,806,764
Fixed Rate Loan Interests ................................... — — 973,758 973,758
Floating Rate Loan Interests
Beverages ........................................... — — 38,937 38,937
Capital Markets ........................................ — — 75,850 75,850
Diversified Telecommunication Services ........................ — 149,445 — 149,445
Electric Utilities ........................................ — 90,738 66,411 157,149
Financial Services ...................................... — 168,050 76,020 244,070
Hotels, Restaurants & Leisure .............................. — — 469,971 469,971
IT Services ........................................... — 151,033 — 151,033
Media ............................................... — 730,279 — 730,279
Oil, Gas & Consumable Fuels ............................... — 201,062 — 201,062
Technology Hardware, Storage & Peripherals .................... — 24,503 — 24,503
Foreign Agency Obligations ................................. — 2,392,828 — 2,392,828
Foreign Government Obligations .............................. — 36,658,584 — 36,658,584
Investment Companies .................................... 137,457,259 — — 137,457,259
Municipal Bonds ......................................... — 6,243,070 — 6,243,070
Non-Agency Mortgage-Backed Securities ........................ — 82,601,198 159,495 82,760,693
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 114,410 — — 114,410
Automobiles .......................................... — 129,502 — 129,502
Banks ............................................... — 401,460 — 401,460
Broadline Retail ........................................ — 226,322 — 226,322
Construction Materials .................................... — 340,472 — 340,472
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Consumer Finance ...................................... $ — $ 160,038 $ — $ 160,038
Diversified Telecommunication Services ........................ — 1,024,742 — 1,024,742
Electric Utilities ........................................ — 3,982,874 — 3,982,874
Financial Services ...................................... — 130,069 — 130,069
Health Care Providers & Services ............................ — 103,820 — 103,820
Independent Power and Renewable Electricity Producers ............ — 98,727 — 98,727
Insurance ............................................ — 187,239 — 187,239
Interactive Media & Services ............................... 141,666 — — 141,666
IT Services ........................................... — — 328,496 328,496
Multi-Utilities .......................................... — 2,006,319 — 2,006,319
Oil, Gas & Consumable Fuels ............................... — 373,949 — 373,949
Pharmaceuticals ....................................... — 117,679 — 117,679
Real Estate Management & Development ....................... — 109,995 — 109,995
Software ............................................. — — 352,383 352,383
Wireless Telecommunication Services ......................... — 103,705 — 103,705
U.S. Government Sponsored Agency Securities .................... — 469,847,709 — 469,847,709
U.S. Treasury Obligations ................................... — 153,178,243 — 153,178,243
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 1,330,769 — 1,330,769
Money Market Funds ...................................... 14,893,224 — — 14,893,224
Options Purchased
Credit contracts .......................................... — 1,121 — 1,121
Equity contracts .......................................... 3,713 — — 3,713
Foreign currency exchange contracts ........................... — 149,776 — 149,776
Interest rate contracts ...................................... 2,016 696,308 — 698,324
Unfunded Floating Rate Loan Interests
(a)
........................... — 8,011 18,682 26,693
Liabilities
Investments
TBA Sale Commitments .................................... — (205,209,420) — (205,209,420)
$ 155,431,326 $ 860,396,448 $ 11,879,636 $ 1,027,707,410
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 67,441 $ — $ 67,441
Foreign currency exchange contracts ............................ — 1,008,133 — 1,008,133
Interest rate contracts ....................................... 675,699 261,319 — 937,018
Liabilities
Credit contracts ........................................... — (150,164) — (150,164)
Equity contracts ........................................... (39,009) — — (39,009)
Foreign currency exchange contracts ............................ — (373,668) — (373,668)
Interest rate contracts ....................................... (754,192) (4,532,195) — (5,286,387)
$ (117,502) $ (3,719,134) $ — $ (3,836,636)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Total Return V.I. Fund
Schedule of Investments

See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 .............. $ 250,000 $ 1,978 $ 3,159,693 $ — $ 795,832 $ — $ — $ 522 $ 4,208,025
Transfers into Level 3
(a)
........................... — — 718,000 — — — — — 718,000
Transfers out of Level 3
(b)
.......................... — — (405,760) — — — — — (405,760)
Accrued discounts/premiums ........................ — — 4,382 — 89 291 — — 4,762
Net realized gain (loss) ........................... 750 — 57,860 — (904) — — — 57,706
Net change in unrealized appreciation (depreciation)
(c) (d)
...... (1,093) (87,788) (47,358) 28,420 (33,190) 4 176,868 18,160 54,023
Purchases .................................... 218,694 332,562 6,152,728 1,589,071 210,339 159,200 504,011 — 9,166,605
Sales ....................................... (250,750) — (784,265) (643,733) (244,977) — — — (1,923,725)
Closing balance, as of June 30, 2026 ..................
$ 217,601 $ 246,752 $ 8,855,280 $ 973,758 $ 727,189 $ 159,495 $ 680,879 $ 18,682 $ 11,879,636
Net change in unrealized appreciation (depreciation) on
investments still held at June 30, 2026
(d)
..............
$ (1,093) $ (87,788) $ (47,358) $ 28,420 $ (33,190) $ 4 $ 176,868 $ 18,160 $ 54,023
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,080,539,654
Investments, at value — affiliated
(b)
.......................................................................................... 152,350,483
Cash ............................................................................................................. 20,784
Cash pledged: –
Futures contracts .................................................................................................... 3,531,050
Centrally cleared swaps ................................................................................................ 1,601,090
Foreign currency, at value
(c)
............................................................................................... 3,666,296
Receivables: –
Investments sold .................................................................................................... 5,016,972
Options written ...................................................................................................... 6,278
Swaps .......................................................................................................... 151
TBA sale commitments ................................................................................................ 204,594,924
Capital shares sold ................................................................................................... 2,569,885
Dividends — unaffiliated ............................................................................................... 522
Dividends — affiliated ................................................................................................. 674,550
Interest — unaffiliated ................................................................................................. 6,985,334
Variation margin on futures contracts ....................................................................................... 24,949
Swap premiums paid ................................................................................................... 36,614
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,008,133
OTC swaps ........................................................................................................ 136,228
Unfunded floating rate loan interests ....................................................................................... 26,693
Prepaid e xpenses ..................................................................................................... 9,169
Total a ssets .........................................................................................................
1,462,799,759
LIABILITIES
Cash received: –
Collateral — TBA commitments ........................................................................................... 26,000
Options written, at value
(d)
................................................................................................ 4,164,317
TBA sale commitments, at value
(e)
.......................................................................................... 205,209,420
Payables: –
Investments purchased ................................................................................................ 265,661,241
Capital shares redeemed ............................................................................................... 122,178
Distribution fees ..................................................................................................... 150,401
Income dividend distributions ............................................................................................ 3,294,938
Interest expense .................................................................................................... 642
Investment advisory fees .............................................................................................. 302,057
Directors' and Officer's fees ............................................................................................. 1,706
Professional fees .................................................................................................... 34,913
Variation margin on futures contracts ....................................................................................... 798,313
Variation margin on centrally cleared swaps .................................................................................. 50,279
Other accrued expenses ............................................................................................... 631,722
Swap premiums received ................................................................................................ 201,674
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 301,847
OTC swaps ........................................................................................................ 36,854
Total li abilities ........................................................................................................
480,988,502
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 981,811,257

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026

Statement of Assets and Liabilities
BlackRock Total
Return V.I. Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,124,723,305
Accumulated loss ..................................................................................................... (142,912,048)
NET ASSETS ........................................................................................................
$ 981,811,257
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,106,841,785
(b)
  Investments, at cost — affiliated ................................................................................... $ 159,177,224
(c)
  Foreign currency, at cost ....................................................................................... $ 3,617,463
(d)
  Premiums received ........................................................................................... $ 3,956,718
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 204,594,924
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 212,014,473
Shares outstanding ...................................................................................................
21,023,442
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
600 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 769,796,784
Shares outstanding ...................................................................................................
77,299,639
Net asset value .....................................................................................................
$ 9.96
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026

Statement of Operations
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 8,929
Dividends — affiliated ................................................................................................. 4,283,195
Interest — unaffiliated ................................................................................................. 19,579,370
Payment-in-kind interest — unaffiliated ..................................................................................... 39,659
Foreign taxes withheld ................................................................................................ (21,300)
Total investment income .................................................................................................
23,889,853
EXPENSES
Investment advisory .................................................................................................. 1,861,466
Distribution — class specific ............................................................................................ 960,793
Transfer agent — class specific .......................................................................................... 666,950
Accounting services .................................................................................................. 80,701
Professional ....................................................................................................... 53,571
Custodian ......................................................................................................... 37,191
Printing and postage ................................................................................................. 36,855
Registration ....................................................................................................... 5,778
Directors and Officer ................................................................................................. 5,296
Transfer agent ...................................................................................................... 810
Miscellaneous ...................................................................................................... 40,578
Total expenses excluding interest expense .....................................................................................
3,749,989
Interest expense .................................................................................................... 12,041
Total expenses .......................................................................................................
3,762,030
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (11,956)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (436,359)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,313,715
Net investment income ..................................................................................................
20,576,138
REALIZED AND UNREALIZED GAIN (LOSS) $ (14,244,118)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... (747,136)
Forward foreign currency exchange contracts ............................................................................... 923,480
Foreign currency transactions ......................................................................................... (430,035)
Futures contracts .................................................................................................. (4,641,977)
Options written ................................................................................................... 743,549
Swaps ......................................................................................................... (559,843)
A
(4,711,962)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... (9,552,105)
Investments — affiliated ............................................................................................. (576,341)
Forward foreign currency exchange contracts ............................................................................... 597,795
Foreign currency translations .......................................................................................... 861
Futures contracts .................................................................................................. 260,173
Options written ................................................................................................... (364,643)
Swaps ......................................................................................................... 75,933
Unfunded floating rate loan interests ..................................................................................... 26,171
A
(9,532,156)
Net realized and unrealized loss ............................................................................................
(14,244,118)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 6,332,020
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ..............................................................
$ (39)
(b)
  Net of reduction in deferred foreign capital gain tax of ..........................................................................
$ 113

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Total Return V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 20,576,138  $ 39,145,920
Net realized loss .................................................................................. (4,711,962) (234,395)
Net change in unrealized appreciation (depreciation) .......................................................... (9,532,156) 28,415,012
Net increase in net assets resulting from operations ............................................................. 6,332,020  67,326,537
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (4,701,685) (8,604,392)
Class III ....................................................................................... (16,407,077) (30,875,632)
Decrease in net assets resulting from distributions to shareholders ................................................... (21,108,762) (39,480,024)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 26,840,496  75,567,838
NET ASSETS
Total increase in net assets ............................................................................. 12,063,754  103,414,351
Beginning of period .................................................................................. 969,747,503  866,333,152
End of period ......................................................................................
$ 981,811,257  $ 969,747,503
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 10.24  $ 9.92  $ 10.23  $ 10.05  $ 11.98  $ 12.40
Net investment income
(a)
....................
0 .23  0 .46  0 .45  0 .40  0 .25  0 .17
Net realized and unrealized gain (loss) ...........
( 0 .16 ) 0 .32  ( 0 .31 ) 0 .17  ( 1 .93 ) ( 0 .35 )
Net increase (decrease) from investment operations ... 0.07  0.78  0.14  0.57  (1.68) (0.18)
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .46 ) ( 0 .45 ) ( 0 .39 ) ( 0 .25 ) ( 0 .17 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
( 0 .07 )
Total distributions ........................... (0.23) (0.46) (0.45) (0.39) (0.25) (0.24)
Net asset value, end of period ................. $ 10.08  $ 10.24  $ 9.92  $ 10.23  $ 10.05  $ 11.98
Total Return
(d)
Based on net asset value ..................... 0.69%
(e)
8.00% 1.38% 5.83% (14.06)% (1.42)%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.60%
(g)
0.60% 0.63% 0.65% 0.65% 0.65%
Total expenses after fees waived and/or reimbursed ...
0.44%
(g)
0.43% 0.47% 0.47% 0.46% 0.47%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.43%
(g)
0.43% 0.46% 0.47% 0.46% 0.47%
Net investment income ......................
4.47%
(g)
4.52% 4.49% 4.00% 2.36% 1.44%
Supplemental Data
Net assets, end of period (000) ................. $ 212,014  $ 201,497  $ 180,262  $ 184,953  $ 187,263  $ 232,294
Portfolio turnover rate
(h)
....................... 461% 676% 635% 605% 488% 647%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
264% 397% 434% 398% 283% 334%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 10.11  $ 9.80  $ 10.10  $ 9.93  $ 11.83  $ 12.24
Net investment income
(a)
....................
0 .21  0 .42  0 .42  0 .37  0 .22  0 .13
Net realized and unrealized gain (loss) ...........
( 0 .15 ) 0 .31  ( 0 .31 ) 0 .16  ( 1 .90 ) ( 0 .34 )
Net increase (decrease) from investment operations ... 0.06  0.73  0.11  0.53  (1.68) (0.21)
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .42 ) ( 0 .41 ) ( 0 .36 ) ( 0 .22 ) ( 0 .13 )
From net realized gain ...................... —  —  —  —  ( 0 .00 )
(c)
( 0 .07 )
Total distributions ........................... (0.21) (0.42) (0.41) (0.36) (0.22) (0.20)
Net asset value, end of period ................. $ 9.96  $ 10.11  $ 9.80  $ 10.10  $ 9.93  $ 11.83
Total Return
(d)
Based on net asset value ..................... 0.62%
(e)
7.60% 1.13% 5.43% (14.28)% (1.69)%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.82%
(g)
0.81% 0.85% 0.86% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed ...
0.75%
(g)
0.74% 0.77% 0.78% 0.77% 0.78%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.74%
(g)
0.74% 0.77% 0.78% 0.77% 0.78%
Net investment income ......................
4.16%
(g)
4.21% 4.18% 3.70% 2.07% 1.12%
Supplemental Data
Net assets, end of period (000) ................. $ 769,797  $ 768,251  $ 686,071  $ 654,670  $ 564,245  $ 614,967
Portfolio turnover rate
(h)
....................... 461% 676% 635% 605% 488% 647%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
264% 397% 434% 398% 283% 334%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Total Return
V.I. Fund
Coreweave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... $ 268,898 $ 266,208 $ 274,219 $ 8,011
BlackRock Total Return
V.I. Fund Indigo, Delayed Draw 1st Lien Term Loan ................ 1,868,242 1,849,560 1,868,242 18,682
$ 26,693

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2026, the Fund had an outstanding commitment of $811,000. This commitment is not included in the net assets of the Fund as of June 30, 2026.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2026, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $2,357,717,297.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $960,793.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended
June 30, 2026 , the amount waived was $ 11,956 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 170,369 $ 496,581 $ 666,950
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .06

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2027.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were $2,043,860,489 and $2,044,278,553, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $101,610,697.
As of June 30, 2026 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 170,369
Class III ...................................................................................................... 265,990
$ 436,359
Class I Class III
Expense Limitations .................................................................................. 0 .60% 1 .50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 4,342,920,979 $ 4,433,103,007 $ 454,181,385 $ 462,557,896
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,267,568,583 $ 6,140,451 $ (41,313,311) $ (35,172,860)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
2,428,988 $ 24,707,864 4,301,644 $ 43,681,317
Shares issued in reinvestment of distributions ........................
477,595 4,858,661 825,084 8,351,231
Shares redeemed .........................................
(1,566,608) (15,919,400) (3,612,478) (36,556,046)
1,339,975 $ 13,647,125 1,514,250 $ 15,476,502
Class III
Shares sold .............................................
3,576,867 $ 35,935,465 10,608,792 $ 105,975,280
Shares issued in reinvestment of distributions ........................
1,705,128 17,133,703 2,991,830 29,908,809
Shares redeemed .........................................
(3,979,741) (39,875,797) (7,629,020) (75,792,753)
1,302,254 $ 13,193,371 5,971,602 $ 60,091,336
2,642,229 $ 26,840,496 7,485,852 $ 75,567,838

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
HIBOR Hong Kong Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 5PP
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
(d)
New York, NY 10036
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Company”) met
on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory
Agreements”) between the Company, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (collectively, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the
“Sub-Advisory Agreements”) between the Manager and (1) BlackRock International Limited (“BIL”), with respect to Global Allocation V.I. Fund, International V.I. Fund and
Managed Volatility V.I. Fund, (2) BlackRock (Singapore) Limited (“BSL”) with respect to Global Allocation V.I. Fund and Managed Volatility V.I. Fund, and (3) BlackRock
Asset Management North Asia Limited (“BAMNA” and together with BIL and BSL, the “Sub-Advisors”), with respect to Managed Volatility V.I. Fund. The Manager and the
Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and each Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund
facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic
Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund, Managed
Volatility V.I. Fund and International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to International Index
V.I. Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark and, with respect to Government Money
Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a Fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Large Cap Core V.I. Fund ranked in the first quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for each of the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the first quartile against its Morningstar Open-End
Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Value V.I. Fund ranked in the first, first and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the first, first and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the first, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the first, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the second, second and fourth quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Focus Growth V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Managed Volatility V.I. Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, International V.I. Fund ranked in the fourth quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by multiple factors, including stock selection in three sectors: Industrials,
Information Technology, and Healthcare. Additional drivers of underperformance included off-benchmark exposures, lack of regional diversification, and sizing of exposures.
The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance, including the Fund’s investment personnel and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
In addition to reviewing Government Money Market V.I. Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund outperformed its Benchmark Weighted Average.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that 60/40 Target Allocation
ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the
Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted
that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-
by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted
that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. The Board further noted that, after discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock
agreed to a voluntary expense cap to further limit the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This voluntary expense cap was implemented on June 1, 2026. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of the Funds, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to Global
Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”
and together with the High Yield V.I. Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I.
Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or
Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the
Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL, with respect to each Fund, and BSL, with respect to the Total Return V.I. Fund, facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the first quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High Yield V.I. Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the first, third and fourth quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I.
Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the High Yield V.I. Fund and Total Return V.I. Fund decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High
Yield V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the Total Return V.I. Fund and High Yield V.I. Fund decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)
the Manager and BSL, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2026